                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-8798
                                  ---------------------------------------------

                             The Bear Stearns Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  383 Madison Avenue,                New York, NY                      10179
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           Stephen A. Bornstein, Esq. 383 Madison Avenue, New York, NY
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   212-272-2553
                                                   --------------------

Date of fiscal year end:   March 31, 2004
                        -----------------------
Date of reporting period:  April 1, 2003 through September 30, 2003
                         -------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

THE BEAR STEARNS FUNDS


FIXED INCOME FUNDS


  INCOME PORTFOLIO

  HIGH YIELD TOTAL RETURN PORTFOLIO


  SEMI-ANNUAL REPORT
  SEPTEMBER 30, 2003


[BEAR STEARNS LOGO]

                             THE BEAR STEARNS FUNDS

                                INCOME PORTFOLIO

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

                       TOP TEN INDUSTRY/SECTOR WEIGHTINGS

                                                                                         PERCENT OF
RANK   INDUSTRY/SECTOR                                                                   NET ASSETS
----   -------------------------------------------------------------------------------   ----------
  1.   U.S. Government Agency Obligations                                                   13.62
  2.   Asset-Backed Securities                                                              10.64
  3.   Mortgage-Backed Securities - Pass-Through                                            10.03
  4.   Mortgage-Backed Securities - Structured                                               8.09
  5.   Bank Holding Companies                                                                5.81
  6.   Personal Credit Institutions                                                          3.73
  7.   U.S. Government Obligations                                                           3.72
  8.   Motion Picture & Video Production                                                     2.55
  9.   Telephone Communications                                                              2.36
 10.   Security Brokers & Dealers                                                            2.21

                                TOP TEN HOLDINGS*

                                                                                         PERCENT OF
RANK   HOLDINGS                                   INDUSTRY/SECTOR                        NET ASSETS
----   ----------------------------------------   ------------------------------------   ----------
  1.   Fannie Mae                                 Mortgage-Backed Securities                10.17
  2.   Fannie Mae                                 U.S. Government Agency Obligations         9.10
  3.   U.S. Treasuries                            U.S. Government Obligations                3.72
  4.   Federal Home Loan Bank                     U.S. Government Agency Obligations         2.32
  5.   Goldman Sachs Group, Inc. (The)            Security Brokers & Dealers                 2.21
  6.   Freddie Mac                                U.S. Government Agency Obligations         2.20
  7.   AmeriCredit Automobile Receivables Trust   Asset-Backed Securities                    2.14
  8.   Block Mortgage Finance Inc.                Asset-Backed Securities                    1.45
  9.   Viacom, Inc.                               Motion Picture & Video Production          1.28
 10.   Wal-Mart Stores, Inc.                      General Merchandise Stores                 1.24

----------
* Top ten holdings are provided for informational purposes only and should not be deemed as a recommendation to purchase or sell the securities mentioned. The portfolio is actively managed, therefore holdings may not be current. Bear, Stearns & Co. Inc. or its affiliates may hold positions in or may seek to perform investment banking services for the companies listed.

                        HIGH YIELD TOTAL RETURN PORTFOLIO

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

                           TOP TEN INDUSTRY WEIGHTINGS

                                                                                         PERCENT OF
RANK   INDUSTRY                                                                          NET ASSETS
----   -------------------------------------------------------------------------------   ----------
  1.   Health Care                                                                          9.16
  2.   Electronic Components                                                                7.76
  3.   Hotels/Motels/Casinos                                                                7.23
  4.   Retailers                                                                            6.78
  5.   Oil & Gas                                                                            6.72
  6.   Publishing                                                                           6.38
  7.   Building/Development                                                                 5.13
  8.   Leisure                                                                              4.11
  9.   Aerospace & Defense                                                                  3.97
 10.   Surface Transportation                                                               3.71

                                TOP TEN HOLDINGS*

                                                                                         PERCENT OF
RANK   HOLDINGS                                   INDUSTRY                               NET ASSETS
----   ----------------------------------------   ------------------------------------   ----------
  1.   Nextel Communications, Inc.                Wireless Telecommunications               1.77
  2.   Ameristar Casinos, Inc.                    Hotels/Motels/Casinos                     1.76
  3.   Allied Waste North America, Inc.           Ecological Services/Equipment             1.72
  4.   Swift Energy Co.                           Oil & Gas                                 1.63
  5.   General Maritime Corp.                     Surface Transportation                    1.56
  6.   William Carter Co. (The)                   Clothing/Textiles                         1.56
  7.   Sonic Automotive, Inc.                     Retailers                                 1.51
  8.   United Rentals (N.A.), Inc.                Equipment Leasing                         1.50
  9.   PacifiCare Health Systems, Inc.            Health Care                               1.48
 10.   AmeriPath, Inc.                            Health Care                               1.47

----------
* Top ten holdings are provided for informational purposes only and should not be deemed as a recommendation to purchase or sell the securities mentioned. The portfolio is actively managed, therefore holdings may not be current. Bear, Stearns & Co. Inc. or its affiliates may hold positions in or may seek to perform investment banking services for the companies listed.

                                INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                  INTEREST             MATURITY
  (000'S)                                                                   RATE                 DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG-TERM DEBT INVESTMENTS -- 95.46%

               ASSET-BACKED SECURITIES - 10.64%
$      1,300   AmeriCredit Automobile Receivables Trust, Series
                 2002-EM, Class A3A                                         2.970%             03/06/07   $     1,325,591
         300   AmeriCredit Automobile Receivables Trust, Series
                 2003-AM, Class A3A                                         2.370              06/06/07           301,701
       1,050   Block Mortgage Finance Inc., Series 1999-1,
                 Class A4                                                   6.600              02/25/30         1,101,189
         900   CIT Group Home Equity Loan Trust, Series 2002-1,
                 Class AF4                                                  5.970              03/25/29           936,315
         631   Delta Funding Home Equity Loan Trust, Series
                 2000-2, Class A6F                                          7.970              08/15/30           662,497
         626   Fannie Mae, Whole Loan, Series 2002-W2, Class AF3            5.127              02/25/30           635,768
          35   M&I Auto Loan Trust, Series 2001-1, Class A3                 4.490              04/20/06            35,474
         755   Mitsubishi Motors Credit of America, Inc.,
                 Automobile Trust, Series 2002-2, Class A3                  3.670              07/17/06           765,241
         875   Navistar International Corp., Owner Trust, Series
                 2003-A, Class A4                                           2.240              11/15/09           872,825
         750   Residential Asset Mortgage Products, Inc., Series
                 2003-RS5, Class AI2                                        2.130              06/25/24           751,547
         675   Triad Auto Receivables Owner Trust, Series 2002-A,
                 Class A4                                                   3.240              08/12/09           694,082
                                                                                                          ---------------
               Total Asset-Backed Securities (cost - $8,064,816)                                                8,082,230
                                                                                                          ---------------

               CORPORATE OBLIGATIONS - 49.36%
               AEROSPACE & DEFENSE - 0.65%
         500   L-3 Communications Corp., Unsecured Senior
                 Subordinated Notes, Company Guaranteed                     6.125              07/15/13           497,500
                                                                                                          ---------------

               ALUMINUM FOUNDRIES - 0.22%
         170   Newell Rubbermaid Inc., Notes                                4.000              05/01/10           164,008
                                                                                                          ---------------

               BANK HOLDING COMPANIES - 5.81%
         775   Bank of America Corp., Unsecured Senior Notes                4.875              01/15/13           790,398
         800   Bank One Corp., Notes                                        6.000              08/01/08           892,861
         500   MBNA Corp., Notes                                            4.625              09/15/08           526,421
         750   National City Corp., Notes                                   3.200              04/01/08           749,998
         750   SunTrust Banks, Inc., Unsecured Senior Notes                 6.250              06/01/08           854,599
         350   Washington Mutual Capital I, Subordinated Capital
                 Income Securities, Company Guaranteed                      8.375              06/01/27           416,361
         175   Wells Fargo Financial, Inc., Senior Notes                    6.750              06/01/05           189,722
                                                                                                          ---------------
                                                                                                                4,420,360
                                                                                                          ---------------

               BOTTLED & CANNED SOFT DRINKS - 1.18%
         800   Coca-Cola Enterprises, Inc., Unsecured
                 Unsubordinated Notes                                       6.125              08/15/11           899,181
                                                                                                          ---------------

               BUILDING/DEVELOPMENT - 0.41%
         300   K. Hovnanian Enterprises, Inc., Unsecured Senior
                 Subordinated Notes, Company Guaranteed*                    7.750              05/15/13           310,500
                                                                                                          ---------------

The accompanying notes are an integral part of the financial statements.

 PRINCIPAL
  AMOUNT                                                                  INTEREST             MATURITY
  (000'S)                                                                   RATE                 DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG-TERM DEBT INVESTMENTS (CONTINUED)

               CABLE TELEVISION - 1.67%
$        750   Comcast Corp., Unsecured Senior Notes, Company
                 Guaranteed                                                 5.850%             01/15/10   $       812,329
         155   Cox Communications, Inc., Unsecured Notes                    3.875              10/01/08           156,744
         300   EchoStar DBS Corp., Senior Notes*                            6.375              10/01/11           301,500
                                                                                                          ---------------
                                                                                                                1,270,573
                                                                                                          ---------------

               CONGLOMERATES - 1.62%
         625   Tyco International Group S.A., Unsecured Yankee
                 Bonds, Company Guaranteed (1)                              6.125              11/01/08           656,250
         500   Vivendi Universal S.A., Senior Notes*(2)                     9.250              04/15/10           576,875
                                                                                                          ---------------
                                                                                                                1,233,125
                                                                                                          ---------------

               CONTAINERS - METAL/GLASS - 0.43%
         300   Owens-Brockway Glass Container Inc., Secured
                 Senior Notes                                               8.750              11/15/12           323,250
                                                                                                          ---------------

               CRUDE PETROLEUM & NATURAL GAS - 2.05%
         700   BP Amoco plc, Notes                                          5.900              04/15/09           789,797
         700   Conoco Funding, Co., Notes, Company Guaranteed               5.450              10/15/06           762,434
                                                                                                          ---------------
                                                                                                                1,552,231
                                                                                                          ---------------

               ECOLOGICAL SERVICES/EQUIPMENT - 0.55%
         400   Allied Waste North America, Inc., Senior Notes               7.875              04/15/13           421,000
                                                                                                          ---------------

               ELECTRIC & ELECTRONIC EQUIPMENT - 0.47%
         350   General Electric Co., Notes                                  5.000              02/01/13           359,459
                                                                                                          ---------------

               ELECTRIC & OTHER SERVICES COMBINED - 1.06%
         800   Peco Energy Co., 1st Mortgage                                3.500              05/01/08           808,540
                                                                                                          ---------------

               ELECTRONIC COMPONENTS - 1.12%
         400   Amkor Technology, Inc., Senior Notes*                        7.750              05/15/13           404,000
         400   Fairchild Semiconductor International, Inc.,
                 Unsecured Senior Subordinated Notes                       10.500              02/01/09           447,000
                                                                                                          ---------------
                                                                                                                  851,000
                                                                                                          ---------------

               EQUIPMENT LEASING - 0.37%
         250   United Rentals (N.A.), Inc., Unsecured Senior
                 Notes, Series B, Company Guaranteed                       10.750              04/15/08           278,125
                                                                                                          ---------------

               EQUIPMENT RENTAL & LEASING - 1.14%
         820   International Lease Finance Corp., Notes                     5.875              05/01/13           867,744
                                                                                                          ---------------

               FINANCE SERVICES - 1.77%
         800   Prudential Financial, Inc., Medium Term Senior
                 Notes                                                      3.750              05/01/08           811,756
         450   Unilever Capital Corp., Notes, Company Guaranteed            7.125              11/01/10           534,091
                                                                                                          ---------------
                                                                                                                1,345,847
                                                                                                          ---------------

The accompanying notes are an integral part of the financial statements.

 PRINCIPAL
  AMOUNT                                                                  INTEREST             MATURITY
  (000'S)                                                                   RATE                 DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG-TERM DEBT INVESTMENTS (CONTINUED)

               FIRE, MARINE & CASUALTY INSURANCE - 0.94%
$        650   Allstate Corp., Unsecured Senior Notes                       7.875%             05/01/05   $       712,884
                                                                                                          ---------------

               GAS TRANSMISSION & DISTRIBUTION - 1.07%
         750   Consolidated Natural Gas Co., Unsecured Senior
                 Unsubordinated Notes, Series B                             5.375              11/01/06           810,082
                                                                                                          ---------------

               GENERAL MERCHANDISE STORES - 1.24%
         800   Wal-Mart Stores, Inc., Unsecured Senior Notes                6.875              08/10/09           941,567
                                                                                                          ---------------

               GROCERY STORES - 0.87%
         630   Safeway, Inc., Unsecured Senior Notes                        4.800              07/16/07           664,044
                                                                                                          ---------------

               INDUSTRIAL EQUIPMENT - 0.66%
         500   SPX Corp., Senior Notes                                      6.250              06/15/11           498,750
                                                                                                          ---------------

               INSURANCE - 1.14%
         850   Marsh & McLennan Cos., Inc., Bonds                           4.850              02/15/13           863,868
                                                                                                          ---------------

               LEISURE - 0.32%
         250   Bally Total Fitness Holding Corp., Unsecured
                 Senior Subordinated Notes, Series D                        9.875              10/15/07           241,250
                                                                                                          ---------------

               MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS - 1.80%
         600   CIT Group, Inc., Notes                                       6.500              02/07/06           656,357
         700   National Rural Utilities Cooperative Finance
                 Corp., Collateral Trust Notes                              4.375              10/01/10           708,360
                                                                                                          ---------------
                                                                                                                1,364,717
                                                                                                          ---------------

               MOTION PICTURE & VIDEO PRODUCTION - 2.55%
         465   AOL Time Warner, Inc., Notes, Company Guaranteed             6.750              04/15/11           520,189
         450   Liberty Media Corp., Notes                                   3.500              09/25/06           448,913
         800   Viacom, Inc., Unsecured Senior Notes, Company
                 Guaranteed                                                 7.700              07/30/10           969,308
                                                                                                          ---------------
                                                                                                                1,938,410
                                                                                                          ---------------

               MOTOR VEHICLES & CAR BODIES - 1.08%
         800   DaimlerChrysler N.A. Holdings, Notes                         4.750              01/15/08           819,086
                                                                                                          ---------------

               MOTORS AND GENERATORS - 0.37%
         280   Emerson Electric Co., Bonds                                  4.500              05/01/13           279,883
                                                                                                          ---------------

               OIL & GAS - 0.76%
         300   Denbury Resources Inc., Senior Subordinated
                 Notes, Company Guaranteed                                  7.500              04/01/13           305,250
         250   Swift Energy Co., Unsecured Senior Subordinated
                 Notes                                                     10.250              08/01/09           271,875
                                                                                                          ---------------
                                                                                                                  577,125
                                                                                                          ---------------

               PAPER COATED & LAMINATED PACKAGING - 0.95%
         650   International Paper Co., Notes                               7.000              08/15/06           725,243
                                                                                                          ---------------

The accompanying notes are an integral part of the financial statements.

 PRINCIPAL
  AMOUNT                                                                  INTEREST             MATURITY
  (000'S)                                                                   RATE                 DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG-TERM DEBT INVESTMENTS (CONTINUED)

               PERSONAL CREDIT INSTITUTIONS - 3.73%
$        320   Capital One Financial Corp., Notes                           5.750%             09/15/10   $       337,292
         400   Ford Motor Credit Co., Notes                                 7.000              10/01/13           403,257
         690   General Electric Capital Corp., Medium Term Notes,
                 Series A                                                   6.875              11/15/10           803,552
         500   General Motors Acceptance Corp., Notes                       6.875              09/15/11           519,794
         700   Household Finance Corp., Notes                               6.375              11/27/12           777,929
                                                                                                          ---------------
                                                                                                                2,841,824
                                                                                                          ---------------

               PHARMACEUTICAL PREPARATIONS - 1.13%
         825   Wyeth, Notes                                                 5.250              03/15/13           857,048
                                                                                                          ---------------

               PUBLISHING - 0.99%
         400   Dex Media East LLC and Dex Media East Finance Co.,
                 Unsecured Senior Notes, Company Guaranteed                 9.875              11/15/09           455,000
         250   R.H. Donnelley Finance Corp. I, Unsecured Senior
                 Subordinated Notes, Company Guaranteed*                   10.875              12/15/12           296,250
                                                                                                          ---------------
                                                                                                                  751,250
                                                                                                          ---------------

               PULP MILLS - 0.83%
         600   Weyerhaeuser Co., Unsecured Notes                            5.500              03/15/05           630,363
                                                                                                          ---------------

               REAL ESTATE INVESTMENT TRUST - 1.12%
         870   Duke Realty L.P., Unsecured Senior Notes                     4.625              05/15/13           850,166
                                                                                                          ---------------

               RETAILERS - 1.10%
         300   J.C. Penney Co., Inc., Unsecured Notes                       8.000              03/01/10           330,750
         460   Toys "R" Us, Inc., Unsecured Senior Notes                    7.875              04/15/13           503,892
                                                                                                          ---------------
                                                                                                                  834,642
                                                                                                          ---------------

               SECURITY BROKERS & DEALERS - 2.21%
         850   Goldman Sachs Group, Inc. (The), Medium Term
                 Notes, Series B (3)                                        1.290              04/20/06           851,493
         370   Goldman Sachs Group, Inc. (The), Notes                       4.750              07/15/13           366,885
         430   Goldman Sachs Group, Inc. (The), Unsecured Senior
                 Notes                                                      5.700              09/01/12           460,783
                                                                                                          ---------------
                                                                                                                1,679,161
                                                                                                          ---------------

               TELEPHONE COMMUNICATIONS - 2.36%
         800   AT&T Wireless Services, Inc., Unsecured Senior
                 Notes                                                      7.875              03/01/11           932,847
         800   Verizon Pennsylvania Inc., Notes, Series A                   5.650              11/15/11           858,560
                                                                                                          ---------------
                                                                                                                1,791,407
                                                                                                          ---------------

               UTILITIES - 0.56%
         400   AES Corp. (The), Secured Notes*                              9.000              05/15/15           425,000
                                                                                                          ---------------

The accompanying notes are an integral part of the financial statements.

 PRINCIPAL
  AMOUNT                                                              INTEREST           MATURITY
  (000'S)                                                              RATE(S)            DATE(S)              VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG-TERM DEBT INVESTMENTS (CONTINUED)

               UTILITIES HOLDING COMPANY - 1.06%
$        800   NiSource Finance Corp., Unsecured Senior Notes,
                 Company Guaranteed                                     7.500%           11/15/03         $       805,134
                                                                                                          ---------------
               Total Corporate Obligations (cost - $36,512,191)                                                37,505,347
                                                                                                          ---------------

               MORTGAGE-BACKED SECURITIES - 18.12%
               PASS-THROUGH - 10.03%
         806   Comm 2000-C1, Commercial Mortgage Pass-Through
                 Certificates, Class A1                                 7.206            08/15/33                 882,392
       4,718   Fannie Mae, Pass-through Pools                           6.000       04/01/16 - 08/01/17         4,927,043
       1,350   Fannie Mae, TBA                                      4.500 - 5.000   10/01/18 - 10/05/33         1,354,484
         415   Federal Gold Home Loan Mortgage Corp., Pool #G01477      6.000            12/01/32                 428,833
          27   Lehman Brothers Commercial Conduit Mortgage Trust,
                 Commercial Mortgage Pass-through Certificates,
                 Series 1998-C1, Class A1                               6.330            02/18/30                  27,016
                                                                                                          ---------------
                                                                                                                7,619,768
                                                                                                          ---------------

               STRUCTURED - 8.09%
         609   Fannie Mae, Series 2003-13, Class PG                     5.000            11/25/32                 628,088
         800   Fannie Mae, Series 2003-33, Class PB                     4.000            02/25/22                 812,986
         818   Freddie Mac, Series 2580, Class QJ                       4.000            03/15/18                 838,547
         819   Government National Mortgage Association, Series
                 2003-19, Class CA                                      4.500            01/16/24                 842,045
         675   JP Morgan Commercial Mortgage Finance Corp.,
                 Series 1998-C6, Class A2                               6.533            01/15/30                 726,567
         575   Lehman Large Loan, Series 1997-LL1, Class A3             6.900            10/12/34                 644,858
         750   Mortgage Capital Funding, Inc., Series 1997-MC1,
                 Class A3                                               7.288            02/20/27                 810,524
         745   PNC Mortgage Acceptance Corp., Series 2000-C1,
                 Class A1                                               7.520            07/15/08                 840,398
                                                                                                          ---------------
                                                                                                                6,144,013
                                                                                                          ---------------
               Total Mortgage-Backed Securities
                 (cost - $13,623,791)                                                                          13,763,781
                                                                                                          ---------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.62%
               FANNIE MAE - 9.10%
         800   Unsecured Bonds                                          3.250            01/15/08                 812,148
       5,645   Unsecured Notes                                      5.250 - 6.250   01/15/09 - 11/15/11         6,100,960
                                                                                                          ---------------
                                                                                                                6,913,108
                                                                                                          ---------------

               FEDERAL HOME LOAN BANK - 2.32%
       1,725   Unsecured Bonds, Series 7Y07                             3.500            11/15/07               1,764,209
                                                                                                          ---------------

               FREDDIE MAC - 2.20%
       1,000   Unsecured Medium Term Notes                              1.250            06/30/06                 998,904
         650   Unsecured Reference Notes                                4.210            09/13/07                 669,364
                                                                                                          ---------------
                                                                                                                1,668,268
                                                                                                          ---------------
               Total U.S. Government Agency Obligations
                 (cost - $10,269,595)                                                                          10,345,585
                                                                                                          ---------------

The accompanying notes are an integral part of the financial statements.

 PRINCIPAL
  AMOUNT                                                              INTEREST            MATURITY
  (000'S)                                                              RATE(S)             DATE(S)             VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG-TERM DEBT INVESTMENTS (CONTINUED)

               U.S. GOVERNMENT OBLIGATIONS - 3.72%
               U.S. TREASURIES - 3.72%
$      2,750   Notes (cost - $2,741,789)                            3.875 - 4.750%  11/15/08 - 02/15/13   $     2,823,596
                                                                                                          ---------------
               Total Long-Term Debt Investments
                 (cost - $71,212,182)                                                                          72,520,539
                                                                                                          ---------------

  SHARES
  ------
               SHORT-TERM INVESTMENTS -- 8.29%
               INVESTMENT COMPANY - 0.79%
     601,953   Federated Government Obligations Fund**                      0.910                    --           601,953
                                                                                                          ---------------
PRINCIPAL
 AMOUNT
 (000'S)
---------
               U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 7.50%
$      1,199   Fannie Mae, Discount Notes (4)                               1.000   10/15/03 - 10/20/03         1,199,431
       4,500   Federal Home Loan Bank, Discount Notes (4)                   0.950        10/01/03               4,500,000
                                                                                                          ---------------
                                                                                                                5,699,431
                                                                                                          ---------------
               Total Short-Term Investments
                 (cost - $6,301,384)                                                                            6,301,384
                                                                                                          ---------------
               Total Investments -- 103.75% (cost - $77,513,566)                                               78,821,923
               Liabilities in excess of other assets -- (3.75)%                                                (2,851,474)
                                                                                                          ---------------
               Net Assets -- 100.00%                                                                      $    75,970,449
                                                                                                          ===============

----------
* SEC Rule 144A security. Such securities are traded only among qualified institutional buyers.
** Money market fund; interest rate reflects SEC seven-day yield at September 30, 2003.
(1)  Domiciled in Luxembourg.
(2)  Domiciled in France.
(3)  Floating Rate Note; rate based on the London Interbank Offered Rate
     (LIBOR).
(4) All or a portion of which was segregated as collateral for TBA securities. TBA To Be Announced.

The accompanying notes are an integral part of the financial statements.

                        HIGH YIELD TOTAL RETURN PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                  INTEREST             MATURITY
  (000'S)                                                                   RATE                 DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG-TERM DEBT INVESTMENTS -- 94.75%

               UNITED STATES - 89.69%
               AEROSPACE & DEFENSE - 3.97%
$      1,600   Armor Holdings, Inc., Senior Subordinated Notes*             8.250%             08/15/13   $     1,700,000
       2,000   L-3 Communications Corp., Unsecured Senior
                 Subordinated Notes, Company Guaranteed                     6.125              07/15/13         1,990,000
       2,500   TD Funding Corp., Unsecured Senior Subordinated
                 Notes, Company Guaranteed*                                 8.375              07/15/11         2,700,000
       2,800   Vought Aircraft Industries, Inc., Senior Notes*              8.000              07/15/11         2,870,000
                                                                                                          ---------------
                                                                                                                9,260,000
                                                                                                          ---------------

               AUTOMOTIVE - 2.88%
       1,800   Stoneridge, Inc., Unsecured Senior Notes, Company
                 Guaranteed                                                11.500              05/01/12         2,065,500
       2,450   Tenneco Automotive Inc., Secured Senior Notes*              10.250              07/15/13         2,670,500
       1,900   United Components Inc., Senior Subordinated Notes*           9.375              06/15/13         1,985,500
                                                                                                          ---------------
                                                                                                                6,721,500
                                                                                                          ---------------

               BUILDING/DEVELOPMENT - 5.13%
       2,250   Corrections Corp. of America, Unsecured Senior
                 Notes, Company Guaranteed                                  9.875              05/01/09         2,536,875
         500   K. Hovnanian Enterprises, Inc., Unsecured Senior
                 Subordinated Notes, Company Guaranteed*                    7.750              05/15/13           517,500
       1,000   K. Hovnanian Enterprises, Inc., Unsecured Senior
                 Subordinated Notes, Company Guaranteed                     8.875              04/01/12         1,075,000
       2,000   KB HOME, Senior Subordinated Notes                           7.750              02/01/10         2,120,000
       1,600   Meritage Corp., Senior Notes*                                9.750              06/01/11         1,760,000
       1,600   Texas Industries, Inc., Senior Notes*                       10.250              06/15/11         1,760,000
       2,000   WCI Communities, Inc., Unsecured Senior
                 Subordinated Notes, Company Guaranteed                    10.625              02/15/11         2,200,000
                                                                                                          ---------------
                                                                                                               11,969,375
                                                                                                          ---------------

               BUSINESS EQUIPMENT/SERVICES - 1.30%
       2,000   Buhrmann US, Inc., Unsecured Senior Subordinated
                 Notes, Company Guaranteed                                 12.250              11/01/09         2,230,000
         800   Xerox Corp., Unsecured Senior Notes                          7.625              06/15/13           793,000
                                                                                                          ---------------
                                                                                                                3,023,000
                                                                                                          ---------------

               CABLE TELEVISION - 1.38%
       1,600   Charter Communications Holdings II, Unsecured
                 Senior Notes*                                             10.250              09/15/10         1,620,000
       1,600   EchoStar DBS Corp., Senior Notes*                            6.375              10/01/11         1,608,000
                                                                                                          ---------------
                                                                                                                3,228,000
                                                                                                          ---------------

               CHEMICALS/PLASTICS - 2.43%
         750   Huntsman International LLC, Senior Notes*                    9.875              03/01/09           791,250
       2,250   Huntsman International LLC, Unsecured Senior Notes,
                 Company Guaranteed                                         9.875              03/01/09         2,373,750
       2,400   Westlake Chemical Corp., Unsecured Senior Notes,
                 Company Guaranteed*                                        8.750              07/15/11         2,502,000
                                                                                                          ---------------
                                                                                                                5,667,000
                                                                                                          ---------------

               CLOTHING/TEXTILES - 1.56%
       3,250   William Carter Co. (The), Unsecured Senior
                 Subordinated Notes, Series B, Company Guaranteed          10.875              08/15/11         3,640,000
                                                                                                          ---------------

The accompanying notes are an integral part of the financial statements.

 PRINCIPAL
  AMOUNT                                                                  INTEREST             MATURITY
  (000'S)                                                                   RATE                 DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG-TERM DEBT INVESTMENTS (CONTINUED)

               CONGLOMERATES - 0.72%
$      1,600   Eagle-Picher Industries, Inc., Senior Notes*                 9.750%             09/01/13   $     1,688,000
                                                                                                          ---------------

               CONTAINERS - METAL/GLASS - 1.15%
       2,500   Owens-Brockway Glass Container Inc., Secured
                 Senior Notes                                               8.750              11/15/12         2,693,750
                                                                                                          ---------------

               ECOLOGICAL SERVICES/EQUIPMENT - 1.72%
       2,000   Allied Waste North America, Inc., Senior Notes               7.875              04/15/13         2,105,000
       1,750   Allied Waste North America, Inc., Senior
                 Subordinated Notes, Series B, Company Guaranteed           8.500              12/01/08         1,898,750
                                                                                                          ---------------
                                                                                                                4,003,750
                                                                                                          ---------------

               ELECTRONIC COMPONENTS - 6.69%
       1,600   Amkor Technology, Inc., Senior Notes*                        7.750              05/15/13         1,616,000
       1,500   Amkor Technology, Inc., Unsecured Senior
                 Subordinated Notes                                        10.500              05/01/09         1,605,000
       2,150   Fairchild Semiconductor International, Inc.,
                 Unsecured Senior Subordinated Notes                       10.500              02/01/09         2,402,625
       2,750   ON Semiconductor Corp., Secured Senior Notes,
                 Company Guaranteed                                        13.000              05/15/08         3,148,750
         800   Rayovac Corp., Senior Subordinated Notes*                    8.500              10/01/13           828,000
       2,750   Sanmina - SCI Corp., Secured Senior Notes, Company
                 Guaranteed                                                10.375              01/15/10         3,238,125
       2,500   Solectron Corp., Unsecured Senior Notes                      9.625              02/15/09         2,768,750
                                                                                                          ---------------
                                                                                                               15,607,250
                                                                                                          ---------------

               EQUIPMENT LEASING - 1.50%
       1,750   United Rentals (N.A.), Inc., Unsecured Senior
                 Notes, Series B, Company Guaranteed                       10.750              04/15/08         1,946,875
       1,500   United Rentals (N.A.), Inc., Unsecured Senior
                 Subordinated Notes, Series B, Company Guaranteed           9.250              01/15/09         1,560,000
                                                                                                          ---------------
                                                                                                                3,506,875
                                                                                                          ---------------

               FARMING/AGRICULTURE - 2.10%
       3,000   Case New Holland Inc., Senior Notes*                         9.250              08/01/11         3,240,000
       1,600   IMC Global Inc., Senior Notes*                              10.875              08/01/13         1,664,000
                                                                                                          ---------------
                                                                                                                4,904,000
                                                                                                          ---------------

               FOOD PRODUCTS - 1.45%
       2,875   American Seafoods Group LLC and American Seafoods,
                 Inc., Unsecured Senior Subordinated Notes,
                 Company Guaranteed                                        10.125              04/15/10         3,378,125
                                                                                                          ---------------

               FOOD SERVICES - 3.37%
       2,339   Carrols Corp., Unsecured Senior Subordinated Notes,
                 Company Guaranteed                                         9.500              12/01/08         2,379,933
       2,000   Domino's, Inc., Senior Subordinated Notes*                   8.250              07/01/11         2,122,500
       3,250   Friendly Ice Cream Corp., Unsecured Senior Notes,
                 Company Guaranteed                                        10.500              12/01/07         3,371,875
                                                                                                          ---------------
                                                                                                                7,874,308
                                                                                                          ---------------

The accompanying notes are an integral part of the financial statements.

 PRINCIPAL
  AMOUNT                                                                  INTEREST             MATURITY
  (000'S)                                                                   RATE                 DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG-TERM DEBT INVESTMENTS (CONTINUED)

               HEALTH CARE - 9.16%
$      2,000   Alliance Imaging, Inc., Unsecured Senior
                 Subordinated Notes                                        10.375%             04/15/11   $     2,090,000
       3,200   AmeriPath, Inc., Unsecured Senior Notes, Company
                 Guaranteed                                                10.500              04/01/13         3,440,000
       2,500   Medex, Inc., Senior Subordinated Notes*                      8.875              05/15/13         2,656,250
       2,250   MedQuest, Inc., Unsecured Senior Subordinated
                 Notes, Series B, Company Guaranteed                       11.875              08/15/12         2,385,000
       2,500   NDCHealth Corp., Unsecured Senior Subordinated
                 Notes, Company Guaranteed                                 10.500              12/01/12         2,725,000
       3,000   PacifiCare Health Systems, Inc., Unsecured Senior
                 Notes, Company Guaranteed                                 10.750              06/01/09         3,465,000
       2,000   Select Medical Corp., Senior Subordinated Notes*             7.500              08/01/13         2,075,000
       2,500   Tenet Healthcare Corp., Notes                                7.375              02/01/13         2,531,250
                                                                                                          ---------------
                                                                                                               21,367,500
                                                                                                          ---------------

               HOME FURNISHINGS - 1.37%
       3,000   Simmons Co., Unsecured Senior Subordinated Notes,
                 Series B                                                  10.250              03/15/09         3,202,500
                                                                                                          ---------------

               HOTELS/MOTELS/CASINOS - 7.23%
       3,600   Ameristar Casinos, Inc., Unsecured Senior
                 Subordinated Notes, Company Guaranteed                    10.750              02/15/09         4,113,000
       2,550   Felcor Lodging L.P., Unsecured Senior Notes,
                 Company Guaranteed                                        10.000              09/15/08         2,754,000
       2,750   HMH Properties, Inc., Secured Senior Notes,
                 Series B, Company Guaranteed                               7.875              08/01/08         2,839,375
       1,000   Majestic Star Casino LLC, Secured Senior Notes,
                 Company Guaranteed*                                        9.500              10/15/10         1,032,500
       2,000   Mandalay Resort Group, Unsecured Senior
                 Subordinated Notes                                         9.375              02/15/10         2,305,000
       2,000   Starwood Hotels & Resorts Worldwide, Inc., Senior
                 Notes, Company Guaranteed                                  7.875              05/01/12         2,200,000
       1,500   Turning Stone Casino Resort Enterprise, Senior
                 Notes*                                                     9.125              12/15/10         1,618,125
                                                                                                          ---------------
                                                                                                               16,862,000
                                                                                                          ---------------

               INDUSTRIAL EQUIPMENT - 1.23%
         500   SPX Corp., Senior Notes                                      6.250              06/15/11           498,750
       2,250   SPX Corp., Unsecured Senior Notes                            7.500              01/01/13         2,379,375
                                                                                                          ---------------
                                                                                                                2,878,125
                                                                                                          ---------------

               LEISURE - 3.23%
       2,750   Bally Total Fitness Holding Corp., Unsecured
                 Senior Subordinated Notes, Series D                        9.875              10/15/07         2,653,750
       1,700   Samsonite Corp., Unsecured Senior Subordinated
                 Notes                                                     10.750              06/15/08         1,785,000
       2,750   Universal City Development, Senior Notes*                   11.750              04/01/10         3,107,500
                                                                                                          ---------------
                                                                                                                7,546,250
                                                                                                          ---------------

               NON-FERROUS METALS - 0.91%
       1,900   Compass Minerals Group, Inc., Unsecured Senior
                 Subordinated Notes, Company Guaranteed                    10.000              08/15/11         2,118,500
                                                                                                          ---------------

The accompanying notes are an integral part of the financial statements.

 PRINCIPAL
  AMOUNT                                                                  INTEREST             MATURITY
  (000'S)                                                                   RATE                 DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG-TERM DEBT INVESTMENTS (CONTINUED)

               OIL & GAS - 6.72%
$      2,825   Comstock Resources, Inc., Unsecured Senior Notes,
                 Company Guaranteed                                        11.250%             05/01/07   $     3,079,250
         800   Denbury Resources Inc., Senior Subordinated Notes,
                 Company Guaranteed                                         7.500              04/01/13           814,000
         400   Dynegy Holdings Inc., Secured Notes*                         9.875              07/15/10           418,000
       2,750   SESI, L.L.C., Unsecured Senior Notes, Company
                 Guaranteed                                                 8.875              05/15/11         2,928,750
       3,500   Swift Energy Co., Unsecured Senior Subordinated
                 Notes                                                     10.250              08/01/09         3,806,250
       1,600   TransMontaigne Inc., Senior Subordinated Notes*              9.125              06/01/10         1,712,000
       2,750   Williams Cos., Inc., Senior Notes                            8.625              06/01/10         2,935,625
                                                                                                          ---------------
                                                                                                               15,693,875
                                                                                                          ---------------

               PUBLISHING - 6.38%
       2,250   American Media Operations, Inc., Unsecured Senior
                 Subordinated Notes, Company Guaranteed                     8.875              01/15/11         2,421,563
       2,700   Dex Media East LLC and Dex Media East Finance Co.,
                 Unsecured Senior Notes, Company Guaranteed                 9.875              11/15/09         3,071,250
       2,500   Dex Media West LLC and Dex Media West Finance Co.,
                 Senior Subordinated Notes*                                 9.875              08/15/13         2,837,500
       3,250   PRIMEDIA Inc., Senior Notes*                                 8.000              05/15/13         3,298,750
       2,750   R.H. Donnelley Finance Corp. I, Unsecured Senior
                 Subordinated Notes, Company Guaranteed*                   10.875              12/15/12         3,258,750
                                                                                                          ---------------
                                                                                                               14,887,813
                                                                                                          ---------------

               RADIO/TELEVISION - 0.71%
       1,500   LBI Media, Inc., Unsecured Senior Subordinated
                 Notes, Company Guaranteed                                 10.125              07/15/12         1,650,000
                                                                                                          ---------------

               RETAILERS - 6.78%
       2,500   CSK Auto, Inc., Unsecured Senior Notes, Company
                 Guaranteed                                                12.000              06/15/06         2,806,250
       1,500   J.C. Penney Co., Inc., Unsecured Notes                       8.000              03/01/10         1,653,750
       2,750   Mothers Work, Inc., Unsecured Senior Notes,
                 Company Guaranteed                                        11.250              08/01/10         3,052,500
       2,000   Rite Aid Corp., Secured Senior Notes, Company
                 Guaranteed                                                 9.500              02/15/11         2,270,000
       3,250   Sonic Automotive, Inc., Senior Subordinated Notes*           8.625              08/15/13         3,526,250
       2,300   Toys "R" Us, Inc., Unsecured Notes                           7.625              08/01/11         2,507,784
                                                                                                          ---------------
                                                                                                               15,816,534
                                                                                                          ---------------

               STEEL - 0.92%
       2,000   Jorgensen, Earle M. Co., Secured Notes                       9.750              06/01/12         2,140,000
                                                                                                          ---------------

               SURFACE TRANSPORTATION - 3.71%
       2,265   Accuride Corp., Unsecured Senior Subordinated
                 Notes, Series B                                            9.250              02/01/08         2,270,663
       3,250   General Maritime Corp., Senior Notes                        10.000              03/15/13         3,648,125
       2,500   Navistar International Corp., Unsecured Senior
                 Notes, Series B, Company Guaranteed                        9.375              06/01/06         2,740,625
                                                                                                          ---------------
                                                                                                                8,659,413
                                                                                                          ---------------

The accompanying notes are an integral part of the financial statements.

PRINCIPAL
 AMOUNT                                                               INTEREST          MATURITY
 (000'S)                                                               RATE(S)           DATE(S)               VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG-TERM DEBT INVESTMENTS (CONTINUED)

               UTILITIES - 1.42%
$      2,500   AES Corp. (The), Unsecured Senior Notes                  9.500%             06/01/09       $     2,587,500
         800   Reliant Resources, Inc., Secured Senior Notes*       9.250 - 9.500   07/15/10 - 07/15/13           726,000
                                                                                                          ---------------
                                                                                                                3,313,500
                                                                                                          ---------------

               WIRELESS TELECOMMUNICATIONS - 2.57%
       3,000   Nextel Communications, Inc., Unsecured Senior Notes      7.375              08/01/15             3,045,000
       1,000   Nextel Communications, Inc., Unsecured Senior
                 Serial Redeemable Notes                                9.375              11/15/09             1,090,000
       1,600   Qwest Services Corp., Notes*                            13.500              12/15/10             1,872,000
                                                                                                          ---------------
                                                                                                                6,007,000
                                                                                                          ---------------
               Total United States (cost - $195,164,783)**                                                    209,307,943
                                                                                                          ---------------

               CANADA - 1.95%
               CHEMICALS/PLASTICS - 1.07%
       2,250   Acetex Corp., Unsecured Senior Notes                    10.875              08/01/09             2,503,125
                                                                                                          ---------------

               LEISURE - 0.88%
       1,850   Intrawest Corp., Unsecured Senior Notes, Company
                 Guaranteed                                            10.500              02/01/10             2,051,188
                                                                                                          ---------------
               Total Canada (cost - $4,134,207)                                                                 4,554,313
                                                                                                          ---------------

               CAYMAN ISLANDS - 1.07%
               ELECTRONIC COMPONENTS - 1.07%
       2,250   Seagate Technology HDD Holdings, Unsecured Senior
                 Notes, Company Guaranteed (cost - $2,250,000)          8.000              05/15/09             2,491,875
                                                                                                          ---------------

               FRANCE - 1.36%
               CONGLOMERATES - 1.36%
       2,750   Vivendi Universal S.A., Senior Notes*
                 (cost - $2,958,998)                                    9.250              04/15/10             3,172,813
                                                                                                          ---------------

               LUXEMBOURG - 0.68%
               CONGLOMERATES - 0.68%
       1,500   Tyco International Group S.A., Unsecured Yankee
                 Notes, Company Guaranteed (cost - $1,329,903)          6.750              02/15/11             1,590,000
                                                                                                          ---------------
               Total Long-Term Debt Investments
                 (cost - $205,837,891)                                                                        221,116,944
                                                                                                          ---------------

The accompanying notes are an integral part of the financial statements.

                                                                         INTEREST           MATURITY
    SHARES                                                                 RATE               DATE                VALUE
-------------------------------------------------------------------------------------------------------------------------
               EQUITY INVESTMENT -- 0.00%
               PREFERRED STOCK - UNITED STATES - 0.00%
               CLOTHING/TEXTILES - 0.00%
          51   Cluett American Corp., Senior Exchangeable
                 Preferred Stock, Series B (1) (cost - $512)               12.500%             --         $         1,033
                                                                                                          ---------------

               SHORT-TERM INVESTMENTS -- 3.94%
               INVESTMENT COMPANIES - 3.94%
   1,748,302   Federated Automated Government Trust***                      0.470              --               1,748,302
   7,444,561   Federated Government Obligations Fund***                     0.910              --               7,444,561
                                                                                                          ---------------
               Total Short-Term Investments (cost - $9,192,863)                                                 9,192,863
                                                                                                          ---------------
               Total Investments -- 98.69% (cost - $215,031,266)                                              230,310,840
               Securities Lending Collateral (2) -- 6.73%                                                      15,723,388
               Liabilities in excess of other assets -- (5.42)%                                               (12,657,339)
                                                                                                          ---------------
               Net Assets -- 100.00%                                                                      $   233,376,889
                                                                                                          ===============

----------
* SEC Rule 144A security. Such securities are traded only among qualified institutional buyers.
** Included in the cost is $8,750 relating to investments in 13 warrants of Imperial Credit Industry Corp. (expiring 01/31/08) and 250 warrants of Mpower Holding Corp. (expiring 10/01/04); with no market value, respectively.
*** Money market fund; interest rate reflects SEC seven-day yield at September 30, 2003.
(1) Payment-in-kind; of which all or a portion of the coupon is being capitalized at periodic intervals.
(2)  Cash collateral invested in various money market mutual funds.

The accompanying notes are an integral part of the financial statements.

                       STATEMENTS OF ASSETS & LIABILITIES

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

                                                                                     HIGH YIELD
                                                                      INCOME        TOTAL RETURN
                                                                    PORTFOLIO        PORTFOLIO
                                                                  --------------   --------------
ASSETS
  Investments, at value (cost - $77,513,566 and $215,031,266,
    respectively)                                                 $   78,821,923   $  230,310,840
  Collateral received for securities loaned                                   --       15,723,388
  Interest and dividends receivable                                      787,949        5,094,649
  Receivable for investments sold                                        357,247        3,891,110
  Receivable for Portfolio shares sold                                   133,575          525,335
  Prepaid expenses                                                        22,267           25,598
                                                                  --------------   --------------
         Total assets                                                 80,122,961      255,570,920
                                                                  --------------   --------------

LIABILITIES
  Payable upon return for securities loaned                                   --       15,723,388
  Payable for investments purchased                                    2,103,677        3,424,022
  Payable for Portfolio shares repurchased                             1,815,848        2,067,771
  Dividends payable                                                       60,085          401,893
  Distribution and service fees payable (Class A, B, and C
    shares)                                                               90,173          377,747
  Advisory fee payable                                                     7,322           77,413
  Administration fee payable                                               9,551           28,583
  Custodian fee payable                                                    2,495            2,623
  Accrued expenses                                                        63,361           90,591
                                                                  --------------   --------------
         Total liabilities                                             4,152,512       22,194,031
                                                                  --------------   --------------

NET ASSETS
  Capital stock, $0.001 par value (unlimited shares of
    beneficial interest authorized)                                        6,047           27,207
  Paid-in capital                                                     73,515,730      264,579,307
  Accumulated net investment loss                                       (221,138)              --
  Accumulated net realized gain/(loss) from investments                1,361,453      (46,509,199)
  Net unrealized appreciation on investments                           1,308,357       15,279,574
                                                                  --------------   --------------
         Net assets                                               $   75,970,449   $  233,376,889
                                                                  ==============   ==============

CLASS A
  Net assets                                                      $   21,998,696   $   88,203,114
                                                                  --------------   --------------
  Shares of beneficial interest outstanding                            1,750,632       10,283,632
                                                                  --------------   --------------
  Net asset value per share                                       $        12.57   $         8.58
                                                                  ==============   ==============
  Maximum offering price per share (net asset value plus sales
    charge of 4.50%* of the offering price)                       $        13.16   $         8.98
                                                                  ==============   ==============

CLASS B
  Net assets                                                      $   17,049,443   $   51,112,265
                                                                  --------------   --------------
  Shares of beneficial interest outstanding                            1,357,874        5,955,181
                                                                  --------------   --------------
  Net asset value and offering price per share**                  $        12.56   $         8.58
                                                                  ==============   ==============

CLASS C
  Net assets                                                      $    9,062,528   $   57,641,928
                                                                  --------------   --------------
  Shares of beneficial interest outstanding                              721,403        6,725,004
                                                                  --------------   --------------
  Net asset value and offering price per share**                  $        12.56   $         8.57
                                                                  ==============   ==============

CLASS Y
  Net assets                                                      $   27,859,782   $   36,419,582
                                                                  --------------   --------------
  Shares of beneficial interest outstanding                            2,217,549        4,243,274
                                                                  --------------   --------------
  Net asset value, offering and redemption price per share        $        12.56   $         8.58
                                                                  ==============   ==============

----------
 *   On investments of $50,000 or more, the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF OPERATIONS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
                                   (UNAUDITED)

                                                                                     HIGH YIELD
                                                                      INCOME        TOTAL RETURN
                                                                    PORTFOLIO        PORTFOLIO
                                                                  --------------   --------------
INVESTMENT INCOME
  Interest                                                        $    1,716,102   $    9,531,912
  Dividends                                                                3,281           24,672
  Securities lending income                                                   --           17,142
                                                                  --------------   --------------
                                                                       1,719,383        9,573,726
                                                                  --------------   --------------

EXPENSES
  Advisory fees                                                          187,260          669,294
  Distribution and service fees - Class A                                 43,209          152,063
  Distribution and service fees - Class B                                 93,166          244,411
  Distribution and service fees - Class C                                 50,930          271,334
  Administration fees                                                     62,420          167,325
  Transfer agent fees and expenses                                        89,911          127,771
  Legal and auditing fees                                                 35,257           37,263
  Accounting fees                                                         14,565           39,043
  Federal and state registration fees                                     26,660           26,803
  Reports and notices to shareholders                                      9,999           16,500
  Custodian fees and expenses                                              7,388           16,375
  Trustees' fees and expenses                                              7,545            7,669
  Insurance expenses                                                       3,482            3,428
  Other                                                                    6,187            4,028
                                                                  --------------   --------------
        Total expenses before waivers and related reimbursements         637,979        1,783,307
        Less: waivers and related reimbursements                        (223,463)        (324,028)
                                                                  --------------   --------------
        Total expenses after waivers and related reimbursements          414,516        1,459,279
                                                                  --------------   --------------
  Net investment income                                                1,304,867        8,114,447
                                                                  --------------   --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from investments                                     745,844        4,833,799
  Net change in unrealized appreciation on investments                  (272,207)       7,624,931
                                                                  --------------   --------------
  Net realized and unrealized gain on investments                        473,637       12,458,730
                                                                  --------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $    1,778,504   $   20,573,177
                                                                  ==============   ==============

The accompanying notes are an integral part of the financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   INCOME                               HIGH YIELD TOTAL
                                                                 PORTFOLIO                              RETURN PORTFOLIO
                                                  ---------------------------------------   ---------------------------------------
                                                        FOR THE             FOR THE              FOR THE              FOR THE
                                                   SIX MONTHS ENDED       FISCAL YEAR        SIX MONTHS ENDED       FISCAL YEAR
                                                  SEPTEMBER 30, 2003         ENDED          SEPTEMBER 30, 2003         ENDED
                                                     (UNAUDITED)         MARCH 31, 2003        (UNAUDITED)         MARCH 31, 2003
                                                  ------------------   ------------------   ------------------   ------------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                           $        1,304,867   $        2,096,420   $        8,114,447   $       13,203,181
  Net realized gain/(loss) from investments                  745,844            1,239,185            4,833,799           (9,773,653)
  Net change in unrealized
    appreciation/(depreciation) on investments              (272,207)           2,049,098            7,624,931            5,790,271
                                                  ------------------   ------------------   ------------------   ------------------
  Net increase in net assets resulting from
    operations                                             1,778,504            5,384,703           20,573,177            9,219,799
                                                  ------------------   ------------------   ------------------   ------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A shares                                          (455,611)            (621,839)          (3,281,846)          (6,054,300)
    Class B shares                                          (285,535)            (447,104)          (1,687,039)          (2,692,060)
    Class C shares                                          (155,823)            (293,523)          (1,871,627)          (2,685,695)
    Class Y shares                                          (602,973)            (881,676)          (1,308,058)          (1,775,411)
                                                  ------------------   ------------------   ------------------   ------------------
                                                          (1,499,942)          (2,244,142)          (8,148,570)         (13,207,466)
                                                  ------------------   ------------------   ------------------   ------------------
  Net realized capital gains
    Class A shares                                                --              (44,489)                  --                   --
    Class B shares                                                --              (38,437)                  --                   --
    Class C shares                                                --              (25,707)                  --                   --
    Class Y shares                                                --              (61,911)                  --                   --
                                                  ------------------   ------------------   ------------------   ------------------
                                                                  --             (170,544)                  --                   --
                                                  ------------------   ------------------   ------------------   ------------------
SHARES OF BENEFICIAL INTEREST
  Net proceeds from the sale of shares                    21,133,680           67,589,024           66,450,511          102,263,758
  Cost of shares repurchased                             (29,217,328)         (25,383,270)         (48,648,759)         (59,204,597)
  Shares issued in reinvestment of dividends               1,248,094            1,871,830            4,851,629            8,107,135
                                                  ------------------   ------------------   ------------------   ------------------
  Net increase/(decrease) in net assets derived
    from shares of beneficial interest
    transactions                                          (6,835,554)          44,077,584           22,653,381           51,166,296
                                                  ------------------   ------------------   ------------------   ------------------
  Total increase/(decrease) in net assets                 (6,556,992)          47,047,601           35,077,988           47,178,629
NET ASSETS
  Beginning of period                                     82,527,441           35,479,840          198,298,901          151,120,272
                                                  ------------------   ------------------   ------------------   ------------------
  End of period                                   $       75,970,449   $       82,527,441   $      233,376,889   $      198,298,901*
                                                  ==================   ==================   ==================   ==================

----------
 *  Includes undistributed net investment income of $34,123.

The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.

                                                               NET                         NET
                                                              ASSET                   REALIZED AND     DIVIDENDS    DISTRIBUTIONS
                                                             VALUE,        NET         UNREALIZED       FROM NET       FROM NET
                                                            BEGINNING   INVESTMENT   GAIN/(LOSS) ON    INVESTMENT      REALIZED
                                                            OF PERIOD   INCOME*(1)   INVESTMENTS*(2)     INCOME     CAPITAL GAINS
                                                            ---------   ----------   ---------------   ----------   -------------
INCOME PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)   $   12.50    $    0.20         $    0.10    $   (0.23)             --
  For the fiscal year ended March 31, 2003                      11.84         0.44              0.73        (0.48)      $   (0.03)
  For the fiscal year ended March 31, 2002                      11.99         0.60             (0.15)       (0.60)             --
  For the fiscal year ended March 31, 2001                      11.53         0.73              0.46        (0.73)             --
  For the fiscal year ended March 31, 2000                      12.15         0.70             (0.62)       (0.70)             --
  For the fiscal year ended March 31, 1999                      12.37         0.74             (0.03)       (0.74)          (0.19)
CLASS B
  For the six months ended September 30, 2003 (unaudited)       12.50         0.16              0.09        (0.19)             --
  For the fiscal year ended March 31, 2003                      11.84         0.36              0.73        (0.40)          (0.03)
  For the fiscal year ended March 31, 2002                      11.99         0.52             (0.15)       (0.52)             --
  For the fiscal year ended March 31, 2001                      11.53         0.65              0.46        (0.65)             --
  For the fiscal year ended March 31, 2000                      12.15         0.63             (0.62)       (0.63)             --
  For the fiscal year ended March 31, 1999                      12.37         0.65             (0.03)       (0.65)          (0.19)
CLASS C
  For the six months ended September 30, 2003 (unaudited)       12.50         0.16              0.09        (0.19)             --
  For the fiscal year ended March 31, 2003                      11.84         0.36              0.73        (0.40)          (0.03)
  For the fiscal year ended March 31, 2002                      11.99         0.52             (0.15)       (0.52)             --
  For the fiscal year ended March 31, 2001                      11.53         0.65              0.46        (0.65)             --
  For the fiscal year ended March 31, 2000                      12.15         0.63             (0.62)       (0.63)             --
  For the fiscal year ended March 31, 1999                      12.37         0.65             (0.03)       (0.65)          (0.19)
CLASS Y
  For the six months ended September 30, 2003 (unaudited)       12.49         0.22              0.11        (0.26)             --
  For the fiscal year ended March 31, 2003                      11.84         0.48              0.72        (0.52)          (0.03)
  For the fiscal year ended March 31, 2002                      11.99         0.64             (0.15)       (0.64)             --
  For the fiscal year ended March 31, 2001                      11.53         0.77              0.46        (0.77)             --
  For the fiscal year ended March 31, 2000                      12.15         0.74             (0.62)       (0.74)             --
  For the fiscal year ended March 31, 1999                      12.37         0.78             (0.03)       (0.78)          (0.19)

                                                              NET
                                                             ASSET
                                                             VALUE,        TOTAL       NET ASSETS,            RATIO OF
                                                             END OF     INVESTMENT    END OF PERIOD         EXPENSES TO
                                                             PERIOD      RETURN(3)   (000'S OMITTED)   AVERAGE NET ASSETS(1)
                                                            ---------   ----------   ---------------   ---------------------
INCOME PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)   $   12.57         2.43%     $     21,999                0.89%(4)
  For the fiscal year ended March 31, 2003                      12.50        10.05            23,594                0.80
  For the fiscal year ended March 31, 2002                      11.84         3.86             9,757                0.80
  For the fiscal year ended March 31, 2001                      11.99        10.68             8,316                0.80
  For the fiscal year ended March 31, 2000                      11.53         0.77             5,071                0.80
  For the fiscal year ended March 31, 1999                      12.15         5.77             4,775                0.80
CLASS B
  For the six months ended September 30, 2003 (unaudited)       12.56         2.02            17,049                1.54(4)
  For the fiscal year ended March 31, 2003                      12.50         9.34            19,185                1.45
  For the fiscal year ended March 31, 2002                      11.84         3.19             6,773                1.45
  For the fiscal year ended March 31, 2001                      11.99         9.96             4,861                1.45
  For the fiscal year ended March 31, 2000                      11.53         0.12             2,027                1.45
  For the fiscal year ended March 31, 1999                      12.15         5.09             1,121                1.45
CLASS C
  For the six months ended September 30, 2003 (unaudited)       12.56         2.02             9,063                1.54(4)
  For the fiscal year ended March 31, 2003                      12.50         9.34            11,443                1.45
  For the fiscal year ended March 31, 2002                      11.84         3.19             6,066                1.45
  For the fiscal year ended March 31, 2001                      11.99         9.96             3,339                1.45
  For the fiscal year ended March 31, 2000                      11.53         0.12             1,971                1.45
  For the fiscal year ended March 31, 1999                      12.15         5.08             2,067                1.45
CLASS Y
  For the six months ended September 30, 2003 (unaudited)       12.56         2.61            27,860                0.54(4)
  For the fiscal year ended March 31, 2003                      12.49        10.35            28,307                0.45
  For the fiscal year ended March 31, 2002                      11.84         4.22            12,884                0.45
  For the fiscal year ended March 31, 2001                      11.99        11.07             8,321                0.45
  For the fiscal year ended March 31, 2000                      11.53         1.13             4,763                0.45
  For the fiscal year ended March 31, 1999                      12.15         6.13             4,406                0.45

                                                                                       INCREASE/(DECREASE)
                                                                                          REFLECTED IN
                                                                   RATIO OF              EXPENSE AND NET
                                                                NET INVESTMENT      INVESTMENT INCOME RATIOS   PORTFOLIO
                                                                  INCOME TO            DUE TO WAIVERS AND      TURNOVER
                                                            AVERAGE NET ASSETS(1)    RELATED REIMBURSEMENTS      RATE
                                                            ---------------------   ------------------------   ----------
INCOME PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)                3.23%(4)                   0.54%(4)      58.02%
  For the fiscal year ended March 31, 2003                               3.58                       0.71         161.09
  For the fiscal year ended March 31, 2002                               4.99                       1.45         240.84
  For the fiscal year ended March 31, 2001                               6.22                       2.48         174.46
  For the fiscal year ended March 31, 2000                               5.99                       3.13         158.47
  For the fiscal year ended March 31, 1999                               5.83                       2.98         107.21
CLASS B
  For the six months ended September 30, 2003 (unaudited)                2.60(4)                    0.55(4)       58.02
  For the fiscal year ended March 31, 2003                               2.91                       0.71         161.09
  For the fiscal year ended March 31, 2002                               4.27                       1.45         240.84
  For the fiscal year ended March 31, 2001                               5.55                       2.48         174.46
  For the fiscal year ended March 31, 2000                               5.34                       3.13         158.47
  For the fiscal year ended March 31, 1999                               5.16                       2.81         107.21
CLASS C
  For the six months ended September 30, 2003 (unaudited)                2.60(4)                    0.55(4)       58.02
  For the fiscal year ended March 31, 2003                               2.95                       0.71         161.09
  For the fiscal year ended March 31, 2002                               4.27                       1.45         240.84
  For the fiscal year ended March 31, 2001                               5.55                       2.48         174.46
  For the fiscal year ended March 31, 2000                               5.33                       3.13         158.47
  For the fiscal year ended March 31, 1999                               5.28                       3.18         107.21
CLASS Y
  For the six months ended September 30, 2003 (unaudited)                3.58(4)                    0.54(4)       58.02
  For the fiscal year ended March 31, 2003                               3.94                       0.71         161.09
  For the fiscal year ended March 31, 2002                               5.35                       1.45         240.84
  For the fiscal year ended March 31, 2001                               6.52                       2.48         174.46
  For the fiscal year ended March 31, 2000                               6.36                       3.13         158.47
  For the fiscal year ended March 31, 1999                               6.27                       3.23         107.21

----------
  * Calculated based on average settled shares outstanding during the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and related reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return is not annualized.
(4)  Annualized.

The accompanying notes are an integral part of the financial statements.

                                                               NET                         NET
                                                              ASSET                   REALIZED AND     DIVIDENDS    DISTRIBUTIONS
                                                             VALUE,        NET         UNREALIZED       FROM NET       FROM NET
                                                            BEGINNING   INVESTMENT   GAIN/(LOSS) ON    INVESTMENT      REALIZED
                                                            OF PERIOD   INCOME*(1)   INVESTMENTS*(2)     INCOME     CAPITAL GAINS
                                                            ---------   ----------   ---------------   ----------   -------------
HIGH YIELD TOTAL RETURN PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)   $    8.10   $     0.32      $      0.48    $   (0.32)             --
  For the fiscal year ended March 31, 2003                       8.36         0.66            (0.26)       (0.66)             --
  For the fiscal year ended March 31, 2002                       8.74         0.72            (0.38)       (0.72)             --
  For the fiscal year ended March 31, 2001                       9.78         0.94            (1.04)       (0.94)             --
  For the fiscal year ended March 31, 2000                      11.36         1.08            (1.58)       (1.08)             --
  For the fiscal year ended March 31, 1999                      12.73         1.11            (1.32)       (1.11)   $      (0.05)
CLASS B
  For the six months ended September 30, 2003 (unaudited)        8.11         0.29             0.47        (0.29)             --
  For the fiscal year ended March 31, 2003                       8.36         0.60            (0.24)       (0.61)             --
  For the fiscal year ended March 31, 2002                       8.74         0.67            (0.38)       (0.67)             --
  For the fiscal year ended March 31, 2001                       9.78         0.88            (1.04)       (0.88)             --
  For the fiscal year ended March 31, 2000                      11.36         1.01            (1.58)       (1.01)             --
  For the fiscal year ended March 31, 1999                      12.73         1.04            (1.32)       (1.04)          (0.05)
CLASS C
  For the six months ended September 30, 2003 (unaudited)        8.10         0.29             0.47        (0.29)             --
  For the fiscal year ended March 31, 2003                       8.36         0.60            (0.25)       (0.61)             --
  For the fiscal year ended March 31, 2002                       8.74         0.67            (0.38)       (0.67)             --
  For the fiscal year ended March 31, 2001                       9.78         0.88            (1.04)       (0.88)             --
  For the fiscal year ended March 31, 2000                      11.36         1.01            (1.58)       (1.01)             --
  For the fiscal year ended March 31, 1999                      12.73         1.04            (1.32)       (1.04)          (0.05)
CLASS D
  For the six months ended September 30, 2003 (unaudited)        8.11         0.33             0.47        (0.33)             --
  For the fiscal year ended March 31, 2003                       8.36         0.68            (0.24)       (0.69)             --
  For the period July 11, 2001** through March 31, 2002          8.46         0.53            (0.10)       (0.53)             --

                                                              NET
                                                             ASSET
                                                             VALUE,        TOTAL       NET ASSETS,            RATIO OF
                                                             END OF     INVESTMENT    END OF PERIOD         EXPENSES TO
                                                             PERIOD      RETURN(3)   (000'S OMITTED)   AVERAGE NET ASSETS(1)
                                                            ---------   ----------   ---------------   ---------------------
HIGH YIELD TOTAL RETURN PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)   $    8.58      9.98%        $   88,203                  1.06%(5)
  For the fiscal year ended March 31, 2003                       8.10      5.18             84,889                  1.00
  For the fiscal year ended March 31, 2002                       8.36      4.16             72,491                  1.00
  For the fiscal year ended March 31, 2001                       8.74     (1.07)            69,132                  1.00
  For the fiscal year ended March 31, 2000                       9.78     (4.68)            44,991                  1.00
  For the fiscal year ended March 31, 1999                      11.36     (1.57)            55,367                  1.00
CLASS B
  For the six months ended September 30, 2003 (unaudited)        8.58      9.49             51,112                  1.71(5)
  For the fiscal year ended March 31, 2003                       8.11      4.63             43,853                  1.65
  For the fiscal year ended March 31, 2002                       8.36      3.49             32,233                  1.65
  For the fiscal year ended March 31, 2001                       8.74     (1.71)            26,336                  1.65
  For the fiscal year ended March 31, 2000                       9.78     (5.29)            23,520                  1.65
  For the fiscal year ended March 31, 1999                      11.36     (2.21)            23,395                  1.65
CLASS C
  For the six months ended September 30, 2003 (unaudited)        8.57      9.50             57,642                  1.71(5)
  For the fiscal year ended March 31, 2003                       8.10      4.50             46,263                  1.65
  For the fiscal year ended March 31, 2002                       8.36      3.49             29,535                  1.65
  For the fiscal year ended March 31, 2001                       8.74     (1.71)            22,317                  1.65
  For the fiscal year ended March 31, 2000                       9.78     (5.29)            18,707                  1.65
  For the fiscal year ended March 31, 1999                      11.36     (2.21)            26,064                  1.65
CLASS Y
  For the six months ended September 30, 2003 (unaudited)        8.58     10.03             36,420                  0.71(5)
  For the fiscal year ended March 31, 2003                       8.11      5.69             23,293                  0.65
  For the period July 11, 2001** through March 31, 2002          8.36      4.99(4)          16,862                  0.65(5)

                                                                                       INCREASE/(DECREASE)
                                                                                          REFLECTED IN
                                                                   RATIO OF              EXPENSE AND NET
                                                                NET INVESTMENT      INVESTMENT INCOME RATIOS   PORTFOLIO
                                                                  INCOME TO            DUE TO WAIVERS AND      TURNOVER
                                                            AVERAGE NET ASSETS(1)    RELATED REIMBURSEMENTS      RATE
                                                            ---------------------   ------------------------   ---------
HIGH YIELD TOTAL RETURN PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)              7.52%(5)                   0.29%(5)        60.00%
  For the fiscal year ended March 31, 2003                             8.20                       0.39           103.22
  For the fiscal year ended March 31, 2002                             8.51                       0.49           212.94
  For the fiscal year ended March 31, 2001                            10.03                       0.64           122.83
  For the fiscal year ended March 31, 2000                            10.14                       0.58            70.61
  For the fiscal year ended March 31, 1999                             9.37                       0.74           101.75
CLASS B
  For the six months ended September 30, 2003 (unaudited)              6.87(5)                    0.29(5)         60.00
  For the fiscal year ended March 31, 2003                             7.55                       0.38           103.22
  For the fiscal year ended March 31, 2002                             7.86                       0.49           212.94
  For the fiscal year ended March 31, 2001                             9.45                       0.64           122.83
  For the fiscal year ended March 31, 2000                             9.49                       0.59            70.61
  For the fiscal year ended March 31, 1999                             8.76                       0.73           101.75
CLASS C
  For the six months ended September 30, 2003 (unaudited)              6.86(5)                    0.29(5)         60.00
  For the fiscal year ended March 31, 2003                             7.52                       0.38           103.22
  For the fiscal year ended March 31, 2002                             7.84                       0.49           212.94
  For the fiscal year ended March 31, 2001                             9.45                       0.64           122.83
  For the fiscal year ended March 31, 2000                             9.49                       0.59            70.61
  For the fiscal year ended March 31, 1999                             8.73                       0.73           101.75
CLASS Y
  For the six months ended September 30, 2003 (unaudited)              7.87(5)                    0.29(5)         60.00
  For the fiscal year ended March 31, 2003                             8.55                       0.39           103.22
  For the period July 11, 2001** through March 31, 2002                8.67(4)(5)                 0.49(4)(5)     212.94

----------

  * Calculated based on average settled shares outstanding during the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
 **  Commencement of initial public offering.
(1)  Reflects waivers and related reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return is not annualized.
(4) The total investment return and ratios for a class of shares are not necessarily comparable to those of any other outstanding class of shares, due to the timing differences in the commencement of initial public offerings.
(5)  Annualized.

The accompanying notes are an integral part of the financial statements.

                                INCOME PORTFOLIO
                        HIGH YIELD TOTAL RETURN PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Bear Stearns Funds (the "Fund") was organized as a Massachusetts business trust on September 29, 1994, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund currently consists of ten separate portfolios: six diversified portfolios, Prime Money Market Portfolio, Intrinsic Value Portfolio, Small Cap Value Portfolio, International Equity Portfolio, High Yield Total Return Portfolio ("High Yield Portfolio") and Income Portfolio, and four non-diversified portfolios, The Insiders Select Fund, Alpha Growth Portfolio, S&P STARS Portfolio and S&P STARS Opportunities Portfolio. As of the date hereof, the Income Portfolio and High Yield Portfolio (each a "Portfolio" and collectively, the "Portfolios") offer four classes of shares, which have been designated as Class A, B, C and Y shares. Each Portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one Portfolio is not deemed to be a shareholder of any other Portfolio.

MANAGEMENT ESTIMATES--The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION--Each Portfolio calculates the net asset value of and completes orders to purchase or repurchase its shares of beneficial interest as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") (generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading.

Substantially all fixed-income securities (including short-term investments that are not valued using the amortized cost method) are valued each business day as of the close of regular trading on the Exchange by one or more independent pricing services (the "Pricing Services") approved by the Fund's Board of Trustees (the "Board"). When quoted bid prices are readily available, the Pricing Services generally value fixed-income securities at the mean of the bid and asked prices, provided that the Pricing Services believe those prices to reflect the fair market value of the securities. Other investments valued by the Pricing Services are carried at fair value as determined by the Pricing Services, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Pricing Services may take other factors into consideration in pricing securities, including institutional size transactions in similar groups of securities as well as developments related to specific securities. Securities that are not valued by a Pricing Service are valued at the average of the most recent bid and asked prices in the market in which such securities are primarily traded, or at the last sales price for securities traded primarily on an exchange or a national securities market. In the absence of reported sales of securities traded primarily on an exchange or a national securities market, the average of the most recent bid and asked prices are used. Bid price is used when no asked price is available.

Equity securities, including written covered call options, are valued each business day at the last sale price as of the close of regular trading on the Exchange by one or more Pricing Services. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Fund's Board deems in good faith to reflect the fair value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a Pricing Service approved by the Fund's Board, are valued at fair value as determined in good faith by Bear Stearns Asset Management Inc.'s ("BSAM" or the "Adviser") Valuation Committee, pursuant to procedures approved by the Fund's Board. The Board reviews the methods of valuation quarterly.

Short-term investments (those acquired with remaining maturities of 60 days or less) are valued at cost, plus or minus any amortized discount or premium, which approximates market value.

Expenses and fees, including the respective investment advisory, administration, distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares. Because of the differences in operating expenses incurred by each class, the per share net asset value of each class may differ.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums are treated as adjustments to interest income and identified costs of investments over the lives of the respective investments. The Portfolios' net investment income (other than distribution and service fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of the settled shares value of each class at the end of the day.

SECURITIES LENDING--Loans of securities are required to be initially secured by collateral at least equal to 100% of the market value of the securities on loan and maintained at a level at least equal to the value of loaned securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios. The market value of securities on loan to brokers at September 30, 2003 was as follows:

                                                               MARKET VALUE OF
PORTFOLIO                                                     SECURITIES ON LOAN
---------                                                     ------------------
High Yield Portfolio                                             $ 15,142,681

The Income Portfolio did not have any security lending transactions during the six months ended September 30, 2003.

Pursuant to an exemptive order received from the SEC (the "Order"), Custodial Trust Company ("CTC"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., custodian to each of the Portfolios and an affiliate of BSAM, Bear Stearns Funds Management Inc. ("BSFM" or the "Administrator") and Bear, Stearns & Co. Inc., ("Bear Stearns" or the "Distributor") served as the securities lending agent for the Portfolios and, subject to the Order, participated in the lending income earned by the Portfolios. During the six months ended September 30, 2003, CTC has been compensated approximately $4,274 from the High Yield Portfolio. In addition, the Order permits (subject to limitations) a Portfolio to loan securities to its affiliates. During the six months ended September 30, 2003, Bear Stearns Securities Corp., an affiliate to the Portfolios received rebates in connection with such loans amounting to $18,592 for the High Yield Portfolio.

U.S. FEDERAL TAX STATUS--Each Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, each Portfolio intends not to be subject to a U.S. federal excise tax.

At March 31, 2003, the High Yield Portfolio had capital loss carryforwards available as a reduction, to the extent provided in regulations, of any future net capital gains realized before the end of fiscal year 2011. To the extent that the capital loss carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. The High Yield Portfolio had the following capital loss carryforwards at March 31, 2003.

                        GROSS CAPITAL                          AMOUNTS EXPIRING IN
                            LOSS        ------------------------------------------------------------------
PORTFOLIO               CARRYFORWARD      2007          2008          2009           2010          2011
---------               -------------   ---------   -----------   ------------   ------------  -----------
High Yield Portfolio    $  48,598,104   $ 175,885   $ 5,403,558   $ 13,786,496   $ 20,187,320  $ 9,044,845

For U.S. federal income tax purposes, net realized capital losses from investments incurred after October 31, 2002, within the prior fiscal year are deemed to arise on the first day of the current fiscal year. The High Yield Portfolio incurred and elected to defer such losses of $2,638,381.

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation and net unrealized appreciation of investments at September 30, 2003 for each Portfolio were as follows:

                                               GROSS          GROSS           NET
PORTFOLIO                        COST       APPRECIATION   DEPRECIATION   APPRECIATION
---------                   -------------   ------------   ------------   ------------
Income Portfolio            $  77,513,566   $  1,519,958   $   (211,601)  $  1,308,357
High Yield Portfolio          215,031,266     15,608,150       (328,576)    15,279,574

DIVIDENDS AND DISTRIBUTIONS--Each Portfolio declares dividends from net investment income on each day the Exchange is open for business. These dividends are paid usually on or about the twentieth day of each month. Distributions of net realized gains, if any, will be declared and paid at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the six months ended September 30, 2003, BSAM, a wholly owned subsidiary of The Bear Stearns Companies Inc., served as investment adviser pursuant to an Investment Advisory Agreement with respect to each Portfolio. Under the terms of the Investment Advisory Agreement, the Income Portfolio and High Yield Portfolio have agreed to pay BSAM a monthly fee at an annual rate of 0.45% and 0.60%, respectively, of each Portfolio's average daily net assets.

For the six months ended September 30, 2003, BSFM served as administrator to each Portfolio pursuant to an Administration Agreement. BSFM is entitled to receive from each Portfolio a monthly fee equal to an annual rate of 0.15% of each Portfolio's average daily net assets up to $1 billion, 0.12% of the next $1 billion, 0.10% of the next $3 billion and 0.08% of average daily net assets above $5 billion.

For the six months ended September 30, 2003, BSAM has undertaken to limit each Portfolio's total operating expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to a maximum annual level as a percent of each Portfolio's average daily net assets as follows:

PORTFOLIO                                   CLASS A   CLASS B  CLASS C   CLASS Y
---------                                   -------   -------  -------   -------
Income Portfolio*                              1.10%     1.75%    1.75%     0.75%
High Yield Portfolio**                         1.15      1.80     1.80      0.80

----------
* Prior to August 1, 2003, the expense limitations were 0.80%, 1.45%, 1.45% and 0.45% for Class A, B, C and Y shares, respectively.
** Prior to August 1, 2003, the expense limitations were 1.00%, 1.65%, 1.65% and 0.65% for Class A, B, C and Y shares, respectively.

As necessary, this limitation is effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended September 30, 2003, the advisory fee waivers and reimbursements of expenses (in order to maintain the expense limitation) were as follows:

PORTFOLIO                          ADVISORY FEE WAIVERS   EXPENSE REIMBURSEMENTS
---------                          --------------------   ----------------------
Income Portfolio                        $   187,260           $    36,203
High Yield Portfolio                        324,028                    --

The Portfolios will not pay BSAM at a later time for any amounts BSAM may waive, nor will the Portfolios reimburse BSAM for any amounts BSAM may assume.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN

The Fund, on behalf of the Portfolios, has entered into a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act. Under the Distribution Plan, each Portfolio paid Bear Stearns a fee at an annual rate of 0.10% for Class A shares and 0.75% for both Class B and C shares. The Fund, on behalf of the Portfolios, has adopted a Shareholder Servicing Plan whereby each Portfolio paid Bear Stearns fees of up to 0.25% of its Class A, B and C shares.

Such fees are based on the average daily net assets in each class of the respective Portfolios and are accrued daily and paid quarterly or at such intervals as the Board may determine. The fees paid to Bear Stearns under the Distribution Plan are payable without regard to actual expenses incurred. Bear Stearns uses the distribution fee to pay broker-dealers or other financial institutions whose clients hold each Portfolio's shares and for other distribution-related activities. Bear Stearns uses shareholder servicing fees to pay broker-dealers or other financial institutions that provide personal service in connection with the maintenance of shareholder accounts.

For the six months ended September 30, 2003, the distribution and shareholder servicing fees paid to Bear Stearns under each plan were as follows:

PORTFOLIO                         DISTRIBUTION FEES   SHAREHOLDER SERVICING FEES
---------                         -----------------   --------------------------
Income Portfolio                     $   120,419             $    66,886
High Yield Portfolio                     430,256                 237,552

In addition, as Distributor of the Portfolios, Bear Stearns collects the sales charges imposed on sales of each Portfolio's Class A shares, and reallows a portion of such charges to dealers through which the sales are made. In addition, Bear Stearns advanced 4.25% and 1.00% in sales commissions on the sale of Class B and C shares, respectively, to dealers at the time of such sales.

For the six months ended September 30, 2003, Bear Stearns has advised each Portfolio that it received the amounts noted below in front-end sales charges resulting from sales of Class A shares and contingent deferred sales charges ("CDSC") upon certain redemptions by Class A, B and C shareholders, respectively. The amounts were as follows:

                                                               CDSC
                       FRONT-END SALES CHARGES    ------------------------------
PORTFOLIO                      CLASS A            CLASS A    CLASS B    CLASS C
---------              -----------------------    -------   ---------  ---------
Income Portfolio              $  38,831                --   $  76,422  $   3,954
High Yield Portfolio            266,046           $ 8,956      96,020     21,203

INVESTMENTS IN SECURITIES

For the six months ended September 30, 2003, aggregate purchases and sales of investment securities (excluding short-term investments) for each Portfolio were as follows:

PORTFOLIO                                           PURCHASES          SALES
---------                                         -------------    -------------
Income Portfolio                                  $  45,913,904    $  52,204,388
High Yield Portfolio                                148,465,280      125,990,187

SHARES OF BENEFICIAL INTEREST

Each Portfolio offers Class A, B, C and Y shares. Class A shares are sold with a front-end sales charge of up to 4.50% for each Portfolio. Class B shares are sold with a CDSC of up to 5.00% within six years of purchase. Class C shares are sold with a CDSC of 1.00% within the first year of purchase. There is no sales charge or CDSC on Class Y shares, which are offered primarily to institutional investors.

Transactions in shares of beneficial interest for each Portfolio were as follows:

                                                                INCOME PORTFOLIO
                                                ------------------------------------------------
                                                    SALES         REPURCHASES     REINVESTMENTS
                                                --------------   --------------   --------------
CLASS A
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
Shares                                                 910,349        1,074,949           27,284
Value                                           $   11,474,813   $   13,444,127   $      342,772
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                               1,918,416          892,665           38,049
Value                                           $   23,511,749   $   10,924,899   $      466,500
CLASS B
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
Shares                                                 166,020          360,596           17,131
Value                                           $    2,085,920   $    4,507,718   $      215,116
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                               1,516,519          580,387           27,109
Value                                           $   18,475,988   $    7,071,143   $      332,372
CLASS C
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
Shares                                                 166,195          370,528           10,329
Value                                           $    2,095,220   $    4,636,585   $      129,790
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                                 706,186          325,220           22,051
Value                                           $    8,630,729   $    3,975,476   $      269,870
CLASS Y
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
Shares                                                 435,591          528,643           44,643
Value                                           $    5,477,727   $    6,628,898   $      560,416
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                               1,390,146          278,085           65,567
Value                                           $   16,970,558   $    3,411,752   $      803,088

                                                              HIGH YIELD PORTFOLIO
                                                ------------------------------------------------
                                                    SALES         REPURCHASES     REINVESTMENTS
                                                --------------   --------------   --------------
CLASS A
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
Shares                                               3,569,612        3,957,611          195,780
Value                                           $   29,741,548   $   32,960,922   $    1,638,341
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                               6,370,363        4,975,324          408,346
Value                                           $   50,751,493   $   39,763,822   $    3,257,445
CLASS B
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
Shares                                                 922,816          477,062          101,094
Value                                           $    7,678,990   $    3,988,950   $      847,449
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                               2,581,257        1,206,435          177,294
Value                                           $   20,618,000   $    9,586,223   $    1,414,056
CLASS C
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
Shares                                               1,575,387          696,118          135,344
Value                                           $   13,123,772   $    5,820,046   $    1,133,606
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                               2,873,843          910,780          213,931
Value                                           $   22,966,703   $    7,229,012   $    1,702,053
CLASS Y
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
Shares                                               1,917,292          694,250          146,739
Value                                           $   15,906,201   $    5,878,841   $    1,232,233
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                                 970,032          331,419          217,625
Value                                           $    7,927,562   $    2,625,540   $    1,733,581

CREDIT FACILITY

The Fund has entered into a demand promissory note arrangement with JPMorgan Chase Bank (the "Bank") to provide an uncommitted credit facility to the Fund (on behalf of each Portfolio). The credit facility bears interest at the greater of: (i) the rate otherwise in effect for such loan plus 2%, or (ii) that rate of interest from time to time announced by the Bank at its principal office as its prime commercial lending rate plus 2%, with such interest to be payable on demand and upon payment in full of such principal. High Yield Portfolio as a fundamental policy is permitted to borrow in an amount up to 33 1/3% of its total assets. Income Portfolio intends to borrow money only for temporary or emergency (not leveraging) purposes and only in amounts up to 15% of its total assets.

Each loan is payable on demand or upon termination of this credit facility or on the last day of the interest period and, in any event, not later than 14 days from the date the loan was advanced.

Amounts outstanding under the credit facility during the six months ended September 30, 2003, were as follows:

                                                                      MAXIMUM LOAN AMOUNT
PORTFOLIO                                      AVERAGE LOAN BALANCE       OUTSTANDING       AVERAGE INTEREST RATE
---------                                      --------------------   -------------------   ---------------------
Income Portfolio                                  $      422,953        $    3,452,500               1.67%
High Yield Portfolio                                       4,452               271,600               1.81

The Income Portfolio and High Yield Portfolio had no amounts outstanding under the credit facility at September 30, 2003.

CONCENTRATION OF RISK--HIGH YIELD PORTFOLIO

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the High Yield Portfolio's net asset value.

SUBSEQUENT EVENT

On November 18, 2003, BSAM and The Dreyfus Corporation (with its relevant affiliates, "Dreyfus") announced a strategic arrangement in which Portfolios of the Fund will merge with new or existing Dreyfus funds that have the same or similar investment objectives (the "Transaction"). If shareholders of the Portfolios approve these mergers, those shareholders will receive shares of the corresponding Dreyfus funds having the same value as their Portfolio shares.

The Transaction has received the approvals of the Board and the Boards of the relevant Dreyfus funds (other than the Board of the Dreyfus fund corresponding to the Income Portfolio). The Transaction is subject to shareholder approval and is expected to close by the end of the second quarter of 2004. The Board of the Dreyfus fund corresponding to the Income Portfolio is expected to consider the relevant merger in the near future.

The Income Portfolio would reorganize into Dreyfus Premier Core Bond Fund, a series of Dreyfus Premier Fixed Income Funds (assuming approval by both the Dreyfus fund Board and the Income Portfolio's shareholders); and

The High Yield Portfolio would reorganize into Dreyfus Premier Limited Term High Yield Fund, a series of The Dreyfus/Laurel Funds Trust.

Dreyfus currently serves as the investment adviser for Dreyfus Premier Core Bond Fund and Dreyfus Premier Limited Term High Yield Fund, each of which is a currently-operating mutual fund. Upon the closing of these reorganizations, Dreyfus will continue to serve as the sole investment adviser to each of these Dreyfus funds.

                                   THE
                                  BEAR STEARNS
                                   FUNDS
              383 MADISON AVENUE, NEW YORK, NY 10179 1.800.766.4111

          Michael Minikes                      Chairman of the Board and Trustee
          Barry Sommers                        President
          John S. Levy                         Trustee
          M. B. Oglesby, Jr.                   Trustee
          Robert E. Richardson                 Trustee
          Stephen A. Bornstein                 Vice President and Secretary
          Frank J. Maresca                     Vice President and Treasurer
          Vincent L. Pereira                   Assistant Treasurer

          INVESTMENT ADVISER
          Bear Stearns Asset
          Management Inc.
          383 Madison Avenue
          New York, NY 10179

          ADMINISTRATOR
          Bear Stearns Funds
          Management Inc.
          383 Madison Avenue
          New York, NY 10179

          DISTRIBUTOR
          Bear, Stearns & Co. Inc.
          383 Madison Avenue
          New York, NY 10179

          CUSTODIAN
          Custodial Trust Company
          101 Carnegie Center
          Princeton, NJ 08540

          TRANSFER AND DIVIDEND
          DISBURSEMENT AGENT
          PFPC Inc.
          760 Moore Road
          King of Prussia, PA 19406

          INDEPENDENT AUDITORS
          Deloitte & Touche LLP
          Two World Financial Center
          New York, NY 10281

          COUNSEL
          Kramer Levin
          Naftalis & Frankel LLP
          919 Third Avenue
          New York, NY 10022


The financial information included herein is taken from the records of each Portfolio without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Portfolio. It is not authorized for distribution to prospective investors in each Portfolio unless it is preceded or accompanied by a current prospectus which includes details regarding each Portfolio's objectives, policies, sales commissions and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Portfolio will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

THE BEAR STEARNS FUNDS

EQUITY FUNDS

  S&P STARS PORTFOLIO

  S&P STARS OPPORTUNITIES PORTFOLIO

  THE INSIDERS SELECT FUND

  INTRINSIC VALUE PORTFOLIO

  SMALL CAP VALUE PORTFOLIO

  ALPHA GROWTH PORTFOLIO

  INTERNATIONAL EQUITY PORTFOLIO


  SEMI-ANNUAL REPORT

  SEPTEMBER 30, 2003

[BEAR STEARNS LOGO]

                             THE BEAR STEARNS FUNDS

                               S&P STARS PORTFOLIO

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

                           TOP TEN INDUSTRY WEIGHTINGS

                                                                    PERCENT OF
RANK     INDUSTRY                                                   NET ASSETS
----     ------------------------------------------------------     ----------
  1.     Bank Holding Companies                                        5.60
  2.     Computer Peripheral Equipment                                 4.64
  3.     Prepackaged Software                                          4.46
  4.     Pharmaceutical Preparations                                   4.16
  5.     Drugs, Proprietaries & Sundries                               3.47
  6.     Computer Related Services                                     3.20
  7.     Surgical & Medical Instruments                                2.87
  8.     Cable & Other Pay TV Services                                 2.69
  9.     Hobby, Toy & Game Shops                                       2.68
 10.     Security Brokers & Dealers                                    2.60

                                TOP TEN HOLDINGS*

                                                                                             PERCENT OF
RANK     HOLDINGS                                                 INDUSTRY                   NET ASSETS
----     --------------------------------------    -------------------------------------     ----------
  1.     CNET Networks, Inc.                       Computer Related Services                    3.20
  2.     Cisco Systems, Inc.                       Computer Peripheral Equipment                2.85
  3.     Comcast Corp., Special Class A            Cable & Other Pay TV Services                2.69
  4.     Toys "R" Us, Inc.                         Hobby, Toy & Game Shops                      2.68
  5.     Lehman Brothers Holdings Inc.             Security Brokers & Dealers                   2.60
  6.     Citigroup Inc.                            Commercial Banks                             2.57
  7.     Constellation Brands, Inc., Class A       Wines, Brandy & Brandy Spirits               2.51
  8.     Noble Corp.                               Drilling Oil & Gas Wells                     2.38
  9.     Intel Corp.                               Semiconductors & Related Devices             2.37
 10.     Vishay Intertechnology, Inc.              Electronic Resistors                         2.32

----------
* Top ten holdings are provided for informational purposes only and should not be deemed as a recommendation to purchase or sell securities mentioned. The Portfolio is actively managed, therefore holdings may not be current. Bear, Stearns & Co. Inc. or its affiliates may hold positions in or may seek to perform investment banking services for the companies listed.

                        S&P STARS OPPORTUNITIES PORTFOLIO

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

                           TOP TEN INDUSTRY WEIGHTINGS

                                                                    PERCENT OF
RANK     INDUSTRY                                                   NET ASSETS
----     ------------------------------------------------------     ----------
  1.     Drilling Oil & Gas Wells                                      4.91
  2.     Pharmaceutical Preparations                                   4.64
  3.     Bank Holding Companies                                        3.79
  4.     Business Services                                             3.53
  5.     Hotels, Motels & Tourist Courts                               3.32
  6.     Data Processing & Preparation                                 3.27
  7.     Hospital & Medical Service Plans                              3.01
  8.     Prepackaged Software                                          2.98
  9.     Electric Services                                             2.88
 10.     Investment Advisory Service                                   2.87

                                TOP TEN HOLDINGS*

                                                                                             PERCENT OF
RANK     HOLDINGS                                                 INDUSTRY                   NET ASSETS
----     ------------------------------------      -------------------------------------     ----------
  1.     AutoZone, Inc.                            Auto & Home Supply Stores                    2.30
  2.     Harrah's Entertainment, Inc.              Hotels, Motels & Tourist Courts              2.17
  3.     Affiliated Computer Services, Inc.        Data Processing & Preparation                2.06
  4.     CVS Corp.                                 Drug Stores & Proprietary Stores             2.05
  5.     Martek Biosciences Corp.                  Biological Products                          2.03
  6.     American Standard Cos. Inc.               Refrigeration & Heating Equipment            2.01
  7.     Flextronics International Ltd.            Circuit Boards                               1.85
  8.     Fair, Issac & Co., Inc.                   Business Services                            1.84
  9.     Regis Corp.                               Beauty Shops                                 1.83
 10.     Genzyme Corp.                             Diagnostic Substances                        1.78

----------
* Top ten holdings are provided for informational purposes only and should not be deemed as a recommendation to purchase or sell securities mentioned. The Portfolio is actively managed, therefore holdings may not be current. Bear, Stearns & Co. Inc. or its affiliates may hold positions in or may seek to perform investment banking services for the companies listed.

                            THE INSIDERS SELECT FUND

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

                           TOP TEN INDUSTRY WEIGHTINGS

                                                                    PERCENT OF
RANK     INDUSTRY                                                   NET ASSETS
----     ------------------------------------------------------     ----------
  1.     Bank Holding Companies                                        8.75
  2.     Petroleum Refining                                            4.98
  3.     Women's Ready-To-Wear Stores                                  4.45
  4.     Crude Petroleum & Natural Gas                                 3.94
  5.     Personal Credit Institutions                                  3.52
  6.     Motion Picture & Video Production                             3.44
  7.     Aircraft Engines & Engine Parts                               3.35
  8.     National Banks                                                3.27
  9.     Flat Glass                                                    3.09
 10.     Surety Insurance                                              3.05

                                TOP TEN HOLDINGS*

                                                                                             PERCENT OF
RANK     HOLDINGS                                                 INDUSTRY                   NET ASSETS
----     ----------------------------------------  -------------------------------------     ----------
  1.     American Express Co.                      Personal Credit Institutions                 3.52
  2.     Liberty Media Corp.                       Motion Picture & Video Production            3.44
  3.     United Technologies Corp.                 Aircraft Engines & Engine Parts              3.35
  4.     Washington Mutual, Inc.                   Bank Holding Companies                       3.27
  5.     FleetBoston Financial Corp.               National Banks                               3.27
  6.     PNC Financial Services Group, Inc. (The)  Bank Holding Companies                       3.24
  7.     PPG Industries, Inc.                      Flat Glass                                   3.09
  8.     MBIA Inc.                                 Surety Insurance                             3.05
  9.     Dover Corp.                               Elevators & Moving Stairways                 3.03
 10.     McDonald's Corp.                          Eating Places                                3.01

----------
* Top ten holdings are provided for informational purposes only and should not be deemed as a recommendation to purchase or sell securities mentioned. The Portfolio is actively managed, therefore holdings may not be current. Bear, Stearns & Co. Inc. or its affiliates may hold positions in or may seek to perform investment banking services for the companies listed.

                            INTRINSIC VALUE PORTFOLIO

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

                           TOP TEN INDUSTRY WEIGHTINGS

                                                                    PERCENT OF
RANK     INDUSTRY                                                   NET ASSETS
----     ------------------------------------------------------     ----------
  1.     Bank Holding Companies                                        10.48
  2.     Petroleum Refining                                             7.57
  3.     Motion Picture & Video Production                              4.93
  4.     Pharmaceutical Preparations                                    4.55
  5.     National Banks                                                 4.50
  6.     Commercial Banks                                               3.99
  7.     Fire, Marine & Casualty Insurance                              3.96
  8.     Telephone Communications                                       3.92
  9.     Women's Ready-To-Wear Stores                                   3.61
 10.     U.S. Government Agency                                         3.31

                                TOP TEN HOLDINGS*

                                                                                             PERCENT OF
RANK     HOLDINGS                                                 INDUSTRY                   NET ASSETS
----     ------------------------------------      -------------------------------------     ----------
  1.     Citigroup Inc.                            Commercial Banks                             3.99
  2.     Liberty Media Corp.                       Motion Picture & Video Production            3.50
  3.     Fannie Mae                                U.S. Government Agency                       3.31
  4.     Bank of America Corp.                     Bank Holding Companies                       3.02
  5.     Exxon Mobil Corp.                         Petroleum Refining                           3.01
  6.     ChevronTexaco Corp.                       Petroleum Refining                           2.53
  7.     American International Group, Inc.        Fire, Marine & Casualty Insurance            2.52
  8.     International Paper Co.                   Paper Mills                                  2.51
  9.     HCA Inc.                                  General Medical & Surgical Hospitals         2.50
 10.     U.S. Bancorp                              National Banks                               2.49

----------
* Top ten holdings are provided for informational purposes only and should not be deemed as a recommendation to purchase or sell securities mentioned. The Portfolio is actively managed, therefore holdings may not be current. Bear, Stearns & Co. Inc. or its affiliates may hold positions in or may seek to perform investment banking services for the companies listed.

                            SMALL CAP VALUE PORTFOLIO

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

                           TOP TEN INDUSTRY WEIGHTINGS

                                                                    PERCENT OF
RANK     INDUSTRY                                                   NET ASSETS
----     ------------------------------------------------------     ----------
  1.     Bank Holding Companies                                        11.47
  2.     Prepackaged Software                                           5.47
  3.     Real Estate Investment Trusts                                  5.39
  4.     Semiconductors & Related Devices                               4.07
  5.     Electronic Computers                                           3.71
  6.     Crude Petroleum & Natural Gas                                  3.09
  7.     Oil & Gas Field Services                                       2.37
  8.     Aircraft Engines & Engine Parts                                2.34
  9.     Radio, TV & Electronic Stores                                  2.30
 10.     Copper Foundries                                               2.29

                                TOP TEN HOLDINGS*

                                                                                             PERCENT OF
RANK     HOLDINGS                                            INDUSTRY                        NET ASSETS
----     ------------------------------------      -------------------------------------     ----------
  1.     Electronics For Imaging, Inc.             Prepackaged Software                         2.92
  2.     Key Energy Services, Inc.                 Oil & Gas Field Services                     2.37
  3.     Woodward Governor Co.                     Aircraft Engines & Engine Parts              2.34
  4.     Keystone Property Trust                   Real Estate Investment Trusts                2.33
  5.     InterTAN, Inc.                            Radio, TV & Electronic Stores                2.30
  6.     Mueller Industries, Inc.                  Copper Foundries                             2.29
  7.     Stage Stores, Inc.                        Department Stores                            2.27
  8.     4Kids Entertainment, Inc.                 Patent Owners & Lessors                      2.26
  9.     Renal Care Group, Inc.                    Kidney Dialysis Centers                      2.25
 10.     SWS Group, Inc.                           Security Brokers & Dealers                   2.19

----------
* Top ten holdings are provided for informational purposes only and should not be deemed as a recommendation to purchase or sell securities mentioned. The Portfolio is actively managed, therefore holdings may not be current. Bear, Stearns & Co. Inc. or its affiliates may hold positions in or may seek to perform investment banking services for the companies listed.

                             ALPHA GROWTH PORTFOLIO

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

                           TOP TEN INDUSTRY WEIGHTINGS

                                                                    PERCENT OF
RANK     INDUSTRY                                                   NET ASSETS
----     ------------------------------------------------------     ----------
  1.     Prepackaged Software                                          6.04
  2.     Bank Holding Companies                                        5.85
  3.     Business Services                                             4.38
  4.     Computer Peripheral Equipment                                 4.19
  5.     Electric & Other Services Combined                            3.65
  6.     Electric Services                                             3.39
  7.     Photographic Equipment & Supplies                             3.21
  8.     Newspapers                                                    3.14
  9.     Computer Integrated Systems Design                            2.86
 10.     Construction Machinery                                        2.68

                                TOP TEN HOLDINGS*

                                                                                             PERCENT OF
RANK     HOLDINGS                                                 INDUSTRY                   NET ASSETS
----     ------------------------------------      -------------------------------------     ----------
  1.     Citrix Systems, Inc.                      Computer Integrated Systems Design           2.86
  2.     PACCAR Inc.                               Construction Machinery                       2.68
  3.     Genzyme Corp.                             Diagnostic Substances                        2.64
  4.     eBay Inc.                                 Business Services                            2.64
  5.     Boston Scientific Corp.                   Surgical & Medical Instruments               2.52
  6.     Symantec Corp.                            Prepackaged Software                         2.51
  7.     Apollo Group, Inc., Class A               Colleges & Universities                      2.51
  8.     International Game Technology             Manufacturing Industries                     2.46
  9.     Cisco Systems, Inc.                       Computer Peripheral Equipment                2.45
 10.     Nissan Motor Co. Ltd., ADR                Motor Vehicles & Car Bodies                  2.36

----------
* Top ten holdings are provided for informational purposes only and should not be deemed as a recommendation to purchase or sell securities mentioned. Bear, Stearns & Co. Inc. or its affiliates may hold positions in or may seek to perform investment banking services for the companies listed. All holdings were equally weighted on August 1, 2003. Differences in percentage holdings of each security after August 1, 2003 are due to market movement.

                         INTERNATIONAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

                           TOP TEN INDUSTRY WEIGHTINGS

                                                                    PERCENT OF
RANK     INDUSTRY                                                   NET ASSETS
----     ------------------------------------------------------     ----------
  1.     Foreign Banks, Branches & Agencies                            14.36
  2.     Telephone Communications                                      10.70
  3.     Internet Service Provider                                      8.44
  4.     Insurance Carriers                                             5.59
  5.     Radio & Telephone Communications                               3.59
  6.     Household Audio & Video Equipment                              3.30
  7.     Pharmaceutical Preparations                                    3.29
  8.     Newspapers                                                     3.07
  9.     Television Broadcasting                                        2.87
 10.     Computer-Integrated Systems                                    2.42

                                TOP TEN HOLDINGS*

                                                                                             PERCENT OF
RANK     HOLDINGS                                                 INDUSTRY                   NET ASSETS
----     ------------------------------------      -------------------------------------     ----------
  1.     Yahoo Japan Corp.                         Internet Service Provider                    5.20
  2.     Credit Suisse Group                       Foreign Banks, Branches & Agencies           3.92
  3.     Sharp Corp.                               Household Audio & Video Equipment            3.30
  4.     SOFTBANK Corp.                            Internet Service Provider                    3.24
  5.     News Corp. Ltd. (The)                     Newspapers                                   3.07
  6.     Telefonica S.A.                           Telephone Communications                     2.87
  7.     Zurich Financial Services AG              Insurance Carriers                           2.50
  8.     Teva Pharmaceutical Industries Ltd.       Pharmaceutical Preparations                  2.49
  9.     AXA                                       Insurance Carriers                           2.45
 10.     Research in Motion Ltd.                   Computer-Integrated Systems                  2.42

----------
* Top ten holdings are provided for informational purposes only and should not be deemed as a recommendation to purchase or sell securities mentioned. The Portfolio is actively managed, therefore holdings may not be current. Bear, Stearns & Co. Inc. or its affiliates may hold positions in or may seek to perform investment banking services for the companies listed.

                             THE BEAR STEARNS FUNDS

                               S&P STARS PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS -- 102.40%

               ADVERTISING - 1.96%
   2,520,000   DoubleClick Inc.*                                                   $    27,140,400
                                                                                   ---------------

               AUTO & HOME SUPPLY STORES - 2.07%
     320,000   AutoZone, Inc.+*                                                         28,649,600
                                                                                   ---------------

               BANK HOLDING COMPANIES - 5.60%
     330,000   Bank of America Corp.                                                    25,753,200
   1,230,000   MBNA Corp.                                                               28,044,000
     600,000   Washington Mutual, Inc.                                                  23,622,000
                                                                                   ---------------
                                                                                        77,419,200
                                                                                   ---------------

               BIOLOGICAL PRODUCTS - 1.87%
     400,000   Amgen Inc.*                                                              25,828,000
                                                                                   ---------------

               BOOK STORES - 1.73%
     940,000   Barnes & Noble, Inc.++*                                                  23,885,400
                                                                                   ---------------

               CABLE & OTHER PAY TV SERVICES - 2.69%
   1,260,000   Comcast Corp., Special Class A*                                          37,220,400
                                                                                   ---------------

               COMMERCIAL BANKS - 2.57%
     780,000   Citigroup Inc.                                                           35,497,800
                                                                                   ---------------

               COMMERCIAL NONPHYSICAL RESEARCH - 0.20%
      50,000   Moody's Corp.+                                                            2,748,500
                                                                                   ---------------

               COMPUTER PERIPHERAL EQUIPMENT - 4.64%
   2,020,000   Cisco Systems, Inc.*                                                     39,470,800
     970,000   Emulex Corp.*                                                            24,705,900
                                                                                   ---------------
                                                                                        64,176,700
                                                                                   ---------------

               COMPUTER RELATED SERVICES - 3.20%
   6,250,000   CNET Networks, Inc.~*                                                    44,250,000
                                                                                   ---------------

               COMPUTERS, PERIPHERALS & SOFTWARE - 1.72%
     270,000   International Business Machines Corp.                                    23,849,100
                                                                                   ---------------

               CRUDE PETROLEUM & NATURAL GAS - 2.06%
     410,000   Apache Corp.+                                                            28,429,400
                                                                                   ---------------

               DIAGNOSTIC SUBSTANCES - 1.77%
     530,000   Genzyme Corp.*                                                           24,512,500
                                                                                   ---------------

               DRILLING OIL & GAS WELLS - 2.38%
     970,000   Noble Corp.+*                                                       $    32,970,300
                                                                                   ---------------

               DRUG STORES & PROPRIETARY STORES - 2.13%
     950,000   CVS Corp.                                                                29,507,000
                                                                                   ---------------

               DRUGS, PROPRIETARIES & SUNDRIES - 3.47%
     360,000   Cardinal Health, Inc.                                                    21,020,400
     810,000   McKesson Corp.*                                                          26,964,900
                                                                                   ---------------
                                                                                        47,985,300
                                                                                   ---------------

               EATING PLACES - 2.06%
     880,000   Wendy's International, Inc.+                                             28,424,000
                                                                                   ---------------

               ELECTRIC SERVICES - 1.83%
   4,950,000   Reliant Resources, Inc.*                                                 25,344,000
                                                                                   ---------------

               ELECTRONIC RESISTORS - 2.32%
   1,830,000   Vishay Intertechnology, Inc.*                                            32,061,600
                                                                                   ---------------

               GAS TRANSMISSION & DISTRIBUTION - 1.60%
   2,350,000   Williams Cos., Inc. (The)++*                                             22,137,000
                                                                                   ---------------

               HOBBY, TOY & GAME SHOPS - 2.68%
   3,080,000   Toys "R" Us, Inc.+*                                                      37,052,400
                                                                                   ---------------

               HOSPITAL & MEDICAL SERVICE PLANS - 2.10%
     550,000   Coventry Health Care, Inc.*                                              29,007,000
                                                                                   ---------------

               HOTELS, MOTELS & TOURIST COURTS - 2.13%
     700,000   Harrah's Entertainment, Inc.*                                            29,477,000
                                                                                   ---------------

               INFORMATION RETRIEVAL SERVICES - 0.49%
      73,000   CoStar Group, Inc.++++*                                                   1,898,000
   3,870,000   SportsLine.com, Inc.~*(a)                                                 4,876,200
                                                                                   ---------------
                                                                                         6,774,200
                                                                                   ---------------

               INSTRUMENTS TO MEASURE ELECTRICITY - 2.15%
   1,600,000   Teradyne, Inc.*                                                          29,760,000
                                                                                   ---------------

               INVESTMENT ADVISORY SERVICE - 1.99%
     820,000   Eaton Vance Corp.+                                                       27,453,600
                                                                                   ---------------

               LUMBER & OTHER BUILDING MATERIALS - 1.91%
     830,000   Home Depot, Inc. (The)++                                                 26,435,500
                                                                                   ---------------

The accompanying notes are an integral part of the financial statements.

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               MOTOR VEHICLE PARTS & ACCESSORIES - 2.02%
     530,000   Lear Corp.+*                                                        $    27,899,200
                                                                                   ---------------
               PETROLEUM REFINING - 1.99%
     750,000   Exxon Mobil Corp.                                                        27,450,000
                                                                                   ---------------

               PHARMACEUTICAL PREPARATIONS - 4.16%
   1,030,000   Laboratory Corp. of America Holdings*                                    29,561,000
     920,000   Pfizer Inc.+                                                             27,949,600
                                                                                   ---------------
                                                                                        57,510,600
                                                                                   ---------------

               POWER DRIVEN HAND TOOLS - 1.99%
     680,000   Black & Decker Corp. (The)*                                              27,574,000
                                                                                   ---------------

               PREPACKAGED SOFTWARE - 4.46%
   2,050,000   E.piphany, Inc.~*                                                        10,229,500
   1,020,000   Microsoft Corp.                                                          28,345,800
      80,000   Open Text Corp.*                                                          2,730,400
   1,200,000   Sybase, Inc.*                                                            20,412,000
                                                                                   ---------------
                                                                                        61,717,700
                                                                                   ---------------

               RADIO, TV & ELECTRONIC STORES - 1.03%
     300,000   Best Buy Co., Inc.*                                                      14,256,000
                                                                                   ---------------

               RADIOTELEPHONE COMMUNICATIONS - 1.40%
     980,000   Nextel Communications, Inc., Class A*                                    19,296,200
                                                                                   ---------------

               RAILROADS - 1.85%
     440,000   Union Pacific Corp.+                                                     25,594,800
                                                                                   ---------------

               REAL ESTATE INVESTMENT TRUSTS - 2.25%
     650,000   Chelsea Property Group, Inc.                                             31,135,000
                                                                                   ---------------

               REFRIGERATION & HEATING EQUIPMENT - 2.13%
     350,000   American Standard Cos. Inc.*                                             29,487,500
                                                                                   ---------------

               SECURITY BROKERS & DEALERS - 2.60%
     520,000   Lehman Brothers Holdings Inc. (b)                                        35,921,600
                                                                                   ---------------

               SECURITY SYSTEMS SERVICES - 2.07%
   1,400,000   Tyco International Ltd.++                                                28,602,000
                                                                                   ---------------

               SEMICONDUCTORS & RELATED DEVICES - 2.37%
   1,190,000   Intel Corp.                                                         $    32,736,900
                                                                                   ---------------

               SPECIALTY HOSPITALS - 0.21%
     169,800   RehabCare Group, Inc.*                                                    2,895,090
                                                                                   ---------------

               STATIONERY & OFFICE SUPPLIES - 2.10%
   1,220,000   Staples, Inc.*                                                           28,975,000
                                                                                   ---------------

               SURETY INSURANCE - 2.08%
     450,000   Ambac Financial Group, Inc.+                                             28,800,000
                                                                                   ---------------

               SURGICAL & MEDICAL INSTRUMENTS - 2.87%
     240,000   Boston Scientific Corp.+*                                                15,312,000
   1,460,000   Intuitive Surgical, Inc.++*(a)                                           24,352,800
                                                                                   ---------------
                                                                                        39,664,800
                                                                                   ---------------

               TELEPHONE COMMUNICATIONS - 0.99%
   2,380,000   Sprint Corp. (PCS Group)++*                                              13,637,400
                                                                                   ---------------

               WINES, BRANDY & BRANDY SPIRITS - 2.51%
   1,140,000   Constellation Brands, Inc., Class A*(b)                                  34,758,600
                                                                                   ---------------
               Total Common Stocks
                 (cost - $1,378,241,407)                                             1,415,908,290
                                                                                   ---------------

               SHORT-TERM INVESTMENT -- 0.00%
               INVESTMENT COMPANY - 0.00%
          79   Federated Government
                 Obligations 0.91%~** (cost - $79)                                              79
                                                                                   ---------------
               Total Investments -- 102.40%
                 (cost - $1,378,241,486)                                             1,415,908,369
               Securities Lending
                 Collateral (c) -- 2.13%                                                29,456,647
               Liabilities in excess of other
                 assets -- (4.53)%                                                     (62,589,967)
                                                                                   ---------------
               Net Assets -- 100.00%                                               $ 1,382,775,049
                                                                                   ===============

The accompanying notes are an integral part of the financial statements.

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               SHORT SALES OF COMMON STOCKS -- (1.97)%
               EMPLOYMENT AGENCIES - (0.56)%
     400,000   Robert Half International, Inc.++++*                                $     7,800,000
                                                                                   ---------------

               PHOTOGRAPHIC EQUIPMENT & SUPPLIES - (0.49)%
     320,000   Eastman Kodak Co.++++                                                     6,700,800
                                                                                   ---------------

               RADIOTELEPHONE COMMUNICATIONS - (0.12)%
     470,000   Metro One
                 Telecommunications, Inc.+++*                                            1,635,600
                                                                                   ---------------

               TELEPHONE & TELEGRAPH APPARATUS - (0.49)%
     110,000   ADTRAN, Inc.++++                                                          6,729,800
                                                                                   ---------------

               TELEGRAPH COMMUNICATIONS - (0.31)%
     800,000   Level 3 Communications, Inc.+++                                           4,336,000
                                                                                   ---------------
               Total Short Sales of Common Stocks
                 (proceeds received - $32,412,082)                                 $    27,202,200
                                                                                   ===============

----------
Unless otherwise indicated, all common stocks held long are ranked as five stars.
+    Currently ranked as four stars.
++   Currently ranked as three stars.
+++  Currently ranked as two stars.
++++ Currently ranked as one star.
~    Not ranked by stars.
*    Non-income producing security.
** Money market fund; interest rate reflects SEC seven-day yield at September 30, 2003.
(a) Affiliated company; see additional disclosure in the financial statements and notes thereto.
(b)  A portion of this security is used as collateral for securities sold short.
(c)  Cash collateral invested in various money market mutual funds.

S&P STARS RANKING:

Five stars -- Buy -- Expect to be among best performers over next 12 months and to rise in price.
Four stars -- Accumulate -- Expect to be an above average performer.
Three stars -- Hold -- Expect to be an average performer.
Two stars -- Avoid -- Expect to be a below average performer.
One star -- Sell -- Expect to be a well below average performer and to fall in price.

The accompanying notes are an integral part of the financial statements.

                        S&P STARS OPPORTUNITIES PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS -- 98.49%

               ADVERTISING - 1.03%
      52,000   DoubleClick Inc.*                                                   $       560,040
                                                                                   ---------------

               AUTO & HOME SUPPLY STORES - 2.30%
      14,000   AutoZone, Inc.+*                                                          1,253,420
                                                                                   ---------------

               BANK HOLDING COMPANIES - 3.79%
      28,000   Banknorth Group, Inc.+                                                      790,160
      12,000   Compass Bancshares, Inc.                                                    414,960
      46,000   Sovereign Bancorp, Inc.                                                     853,300
                                                                                   ---------------
                                                                                         2,058,420
                                                                                   ---------------

               BEAUTY SHOPS - 1.83%
      31,000   Regis Corp.                                                                 995,100
                                                                                   ---------------

               BIOLOGICAL PRODUCTS - 2.03%
      21,000   Martek Biosciences Corp.*                                                 1,106,070
                                                                                   ---------------

               BUSINESS SERVICES - 3.53%
      49,000   Cendant Corp.+*                                                             915,810
      17,000   Fair, Issac & Co., Inc.                                                   1,002,320
                                                                                   ---------------
                                                                                         1,918,130
                                                                                   ---------------

               CALCULATING & ACCOUNTING EQUIPMENT - 1.58%
      17,000   Diebold, Inc.++                                                             861,050
                                                                                   ---------------

               CIRCUIT BOARDS - 1.85%
      71,000   Flextronics International Ltd.*                                           1,006,780
                                                                                   ---------------

               COLLEGES & UNIVERSITIES - 2.55%
      13,000   Career Education Corp.*                                                     588,900
      14,000   Corinthian Colleges, Inc.*                                                  800,240
                                                                                   ---------------
                                                                                         1,389,140
                                                                                   ---------------

               COMMUNICATIONS EQUIPMENT - 1.50%
      31,000   Rockwell Automation, Inc.++*                                                813,750
                                                                                   ---------------

               COMPUTER PERIPHERAL EQUIPMENT - 1.07%
      23,000   Emulex Corp.*                                                               585,810
                                                                                   ---------------

               COMPUTER STORAGE DEVICES - 1.29%
      51,000   Dot Hill Systems Corp.~*                                                    701,760
                                                                                   ---------------

               COMPUTERS, PERIPHERALS & SOFTWARE - 0.45%
       8,000   Tech Data Corp.++*                                                          246,800
                                                                                   ---------------

               CRUDE PETROLEUM & NATURAL GAS - 1.19%
      24,000   Evergreen Resources, Inc.*                                          $       648,000
                                                                                   ---------------

               DATA PROCESSING & PREPARATION - 3.27%
      23,000   Affiliated Computer
                 Services, Inc., Class A*                                                1,119,870
      29,000   Intrado Inc.*                                                               660,620
                                                                                   ---------------
                                                                                         1,780,490
                                                                                   ---------------

               DEEP SEA PASSENGER TRANSPORTATION - 1.19%
      23,000   Royal Caribbean Cruises Ltd.~                                               646,530
                                                                                   ---------------

               DIAGNOSTIC SUBSTANCES - 1.78%
      21,000   Genzyme Corp.*                                                              971,250
                                                                                   ---------------

               DRILLING OIL & GAS WELLS - 4.91%
      27,000   ENSCO International Inc.*                                                   724,140
      17,000   GlobalSantaFe Corp.                                                         407,150
      22,000   Nabors Industries Ltd.*                                                     819,720
      21,000   Noble Corp.+*                                                               713,790
                                                                                   ---------------
                                                                                         2,664,800
                                                                                   ---------------

               DRUG STORES & PROPRIETARY STORES - 2.05%
      36,000   CVS Corp.                                                                 1,118,160
                                                                                   ---------------

               DRUGS, PROPRIETARIES & SUNDRIES - 1.28%
      21,000   McKesson Corp.*                                                             699,090
                                                                                   ---------------

               EATING PLACES - 1.04%
      17,000   Brinker International, Inc.++*                                              567,120
                                                                                   ---------------

               ELECTRIC SERVICES - 2.88%
     140,000   Reliant Resources, Inc.*                                                    716,800
      46,000   Westar Energy, Inc.++                                                       848,700
                                                                                   ---------------
                                                                                         1,565,500
                                                                                   ---------------

               ELECTRONIC COMPONENTS - 0.98%
      31,000   American Power Conversion Corp.++                                           531,340
                                                                                   ---------------

               ELECTRONIC RESISTORS - 1.77%
      55,000   Vishay Intertechnology, Inc.*(a)                                            963,600
                                                                                   ---------------

               FIRE, MARINE & CASUALTY INSURANCE - 1.55%
      16,000   Hartford Financial Services
                 Group, Inc. (The)                                                         842,080
                                                                                   ---------------

               FURNITURE STORES - 1.15%
      26,000   Furniture Brands
                 International, Inc.++*                                                    626,600
                                                                                   ---------------

The accompanying notes are an integral part of the financial statements.

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               GAS TRANSMISSION & DISTRIBUTION - 1.40%
      81,000   Williams Cos., Inc. (The)++*                                        $       763,020
                                                                                   ---------------

               HARDWARE - 1.04%
      10,000   Fortune Brands, Inc.                                                        567,500
                                                                                   ---------------

               HOBBY, TOY & GAME SHOPS - 1.15%
      52,000   Toys "R" Us, Inc.+*                                                         625,560
                                                                                   ---------------

               HOSPITAL & MEDICAL SERVICE PLANS - 3.01%
      17,000   Coventry Health Care, Inc.*                                                 896,580
      18,000   Oxford Health Plans, Inc.*                                                  743,580
                                                                                   ---------------
                                                                                         1,640,160
                                                                                   ---------------

               HOTELS, MOTELS & TOURIST COURTS - 3.32%
      28,000   Harrah's Entertainment, Inc.*                                             1,179,080
     100,000   La Quinta Corp.*                                                            623,000
                                                                                   ---------------
                                                                                         1,802,080
                                                                                   ---------------

               INSTRUMENTS TO MEASURE ELECTRICITY - 1.30%
      38,000   Teradyne, Inc.*                                                             706,800
                                                                                   ---------------

               INVESTMENT ADVISORY SERVICE - 2.87%
      15,000   Affiliated Managers Group, Inc.~*                                           942,000
      18,500   Eaton Vance Corp.+                                                          619,380
                                                                                   ---------------
                                                                                         1,561,380
                                                                                   ---------------

               MEDICINALS & BOTANICALS - 1.50%
      35,000   NBTY, Inc.*                                                                 817,250
                                                                                   ---------------

               MEN'S & BOYS' CLOTHING - 2.49%
      19,000   Abercrombie & Fitch Co., Class A+*                                          526,490
      52,000   Quiksilver, Inc.*                                                           829,400
                                                                                   ---------------
                                                                                         1,355,890
                                                                                   ---------------

               MOTOR VEHICLE PARTS & ACCESSORIES - 1.45%
      15,000   Lear Corp.+*                                                                789,600
                                                                                   ---------------

               NATIONAL BANKS - 1.10%
      24,000   National Commerce Financial Corp.                                           597,120
                                                                                   ---------------

               PHARMACEUTICAL PREPARATIONS - 4.64%
       8,200   Barr Laboratories, Inc.*                                                    559,322
      11,000   Gilead Sciences, Inc.+*                                                     615,230
      23,000   Laboratory Corp. of America Holdings*                                       660,100
      12,000   Teva Pharmaceutical
                 Industries Ltd., ADR+                                             $       685,800
                                                                                   ---------------
                                                                                         2,520,452
                                                                                   ---------------

               POWER DRIVEN HAND TOOLS - 0.82%
      11,000   Black & Decker Corp. (The)*                                                 446,050
                                                                                   ---------------

               PREPACKAGED SOFTWARE - 2.98%
      14,000   Barra, Inc.~*                                                               525,700
      50,000   Sybase, Inc.*                                                               850,500
       8,000   Synopsys, Inc.+*                                                            246,160
                                                                                   ---------------
                                                                                         1,622,360
                                                                                   ---------------

               RADIO BROADCASTING - 1.11%
      42,000   Radio One, Inc., Class D++*                                                 603,120
                                                                                   ---------------

               REAL ESTATE INVESTMENT TRUSTS - 1.50%
      17,000   Vornado Realty Trust                                                        816,680
                                                                                   ---------------

               REFRIGERATION & HEATING EQUIPMENT - 2.01%
      13,000   American Standard Cos. Inc.*                                              1,095,250
                                                                                   ---------------

               SECURITY BROKERS & DEALERS - 1.52%
      12,000   Lehman Brothers Holdings Inc.                                               828,960
                                                                                   ---------------

               SEMICONDUCTORS & RELATED DEVICES - 1.95%
      14,000   Analog Devices, Inc.*                                                       532,280
      32,000   Fairchild Semiconductor
                 International, Inc., Class A+*                                            530,560
                                                                                   ---------------
                                                                                         1,062,840
                                                                                   ---------------
               SINGLE-FAMILY HOUSING CONSTRUCTION - 1.00%
       7,000   Lennar Corp.                                                                544,530
                                                                                   ---------------

               SPORTING GOODS & BICYCLE SHOPS - 1.10%
      19,000   Sports Authority, Inc. (The)~*                                              597,740
                                                                                   ---------------

               STATIONERY & OFFICE SUPPLIES - 1.22%
      28,000   Staples, Inc.*                                                              665,000
                                                                                   ---------------

               SURETY INSURANCE - 1.29%
      11,000   Ambac Financial Group, Inc.+                                                704,000
                                                                                   ---------------

               SURGICAL & MEDICAL INSTRUMENTS - 2.74%
      10,000   Boston Scientific Corp.+*                                                   638,000
      12,000   C.R. Bard, Inc.++*                                                          852,000
                                                                                   ---------------
                                                                                         1,490,000
                                                                                   ---------------

The accompanying notes are an integral part of the financial statements.

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               TELEVISION BROADCASTING - 1.09%
      18,000   InterActiveCorp*                                                    $       594,900
                                                                                   ---------------

               TRANSMISSION EQUIPMENT - 1.31%
      30,000   Kaydon Corp.                                                                712,200
                                                                                   ---------------

               WINES, BRANDY & BRANDY SPIRITS - 1.74%
      31,000   Constellation Brands, Inc.,
                 Class A*(a)                                                               945,190
                                                                                   ---------------
               Total Common Stocks
                 (cost - $47,883,371)                                                   53,596,462
                                                                                   ---------------

               SHORT-TERM INVESTMENT -- 3.29%
               INVESTMENT COMPANY - 3.29%

   1,792,919   Federated Government
                 Obligations 0.91%~**
                 (cost - $1,792,919)                                                     1,792,919
                                                                                   ---------------
               Total Investments -- 101.78%
                 (cost - $49,676,290)                                                   55,389,381
               Liabilities in excess of other
                 assets -- (1.78)%                                                        (970,114)
                                                                                   ---------------
               Net Assets -- 100.00%                                               $    54,419,267
                                                                                   ===============

               SHORT SALES OF COMMON STOCK -- (2.91)%
               DEPARTMENT STORES - (0.51)%
      20,000   Dillard's, Inc. Class A++++                                         $       279,600
                                                                                   ---------------

               HOTELS, MOTELS & TOURIST COURTS - (0.55)%
       6,000   Four Seasons Hotels Inc.+++                                                 298,860
                                                                                   ---------------

               INTERNAL COMBUSTION ENGINES - (0.57)%
       7,000   Cummins, Inc.++++                                                           311,010
                                                                                   ---------------

               PAPERBOARD MILLS - (0.66)%
      12,000   Potlatch Corp.++++                                                          356,640
                                                                                   ---------------

               TELEPHONE COMMUNICATIONS - (0.28)%
      30,000   Cincinnati Bell Inc.++++                                                    152,700
                                                                                   ---------------

               TELEPHONE & TELEGRAPH APPARATUS - (0.34)%
       3,000   ADTRAN, Inc.                                                                183,540
                                                                                   ---------------
               Total Short Sales of Common Stock
                 (proceeds received - $1,486,476)                                  $     1,582,350
                                                                                   ===============

----------
ADR  American Depositary Receipts.
Unless otherwise indicated, all common stocks held long are ranked as five stars.
+    Currently ranked as four stars.
++   Currently ranked as three stars.
+++  Currently ranked as two stars.
++++ Currently ranked as one star.
~    Currently not rated.
*    Non-income producing security.
** Money market fund; interest rate reflects SEC seven-day yield at September 30, 2003.
(a)  A portion of this security is used as collateral for securities sold short.

S&P STARS RANKING:
Five stars -- Buy -- Expect to be among best performers over next 12 months and to rise in price.
Four stars -- Accumulate -- Expect to be an above average performer.
Three stars -- Hold -- Expect to be an average performer.
Two stars -- Avoid -- Expect to be a below average performer.
One star -- Sell -- Expect to be a well below average performer and to fall in price.

The accompanying notes are an integral part of the financial statements.

                            THE INSIDERS SELECT FUND

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS -- 93.63%

               ACCIDENT & HEALTH INSURANCE - 2.76%
      27,800   AFLAC Inc.                                                          $       897,940
                                                                                   ---------------

               ADVERTISING AGENCIES - 2.39%
      55,100   Interpublic Group of Cos., Inc. (The)                                       778,012
                                                                                   ---------------

               AIRCRAFT ENGINES & ENGINE PARTS - 3.35%
      14,100   United Technologies Corp.                                                 1,089,648
                                                                                   ---------------

               BANK HOLDING COMPANIES - 8.75%
      15,600   Comerica Inc.                                                               726,960
      22,100   PNC Financial Services Group, Inc. (The)                                  1,051,518
      27,000   Washington Mutual, Inc.                                                   1,062,990
                                                                                   ---------------
                                                                                         2,841,468
                                                                                   ---------------

               CABLE & OTHER PAY TV SERVICES - 2.78%
       8,443   Comcast Corp., Class A*                                                     260,720
      21,800   Comcast Corp., Special Class A*                                             643,972
                                                                                   ---------------
                                                                                           904,692
                                                                                   ---------------

               COMMUNICATIONS EQUIPMENT - 2.37%
      49,300   Nokia Corp., ADR                                                            769,080
                                                                                   ---------------

               COMPUTER RELATED SERVICES - 1.24%
      20,000   Electronic Data Systems Corp.                                               404,000
                                                                                   ---------------

               CREDIT REPORTING SERVICES - 2.37%
      18,500   Dun & Bradstreet Corp. (The)*                                               768,490
                                                                                   ---------------

               CRUDE PETROLEUM & NATURAL GAS - 3.94%
      15,200   Anadarko Petroleum Corp.                                                    634,752
       9,317   Apache Corp.                                                                646,041
                                                                                   ---------------
                                                                                         1,280,793
                                                                                   ---------------

               DEPARTMENT STORES - 2.51%
      33,100   May Department Stores Co. (The)                                             815,253
                                                                                   ---------------

               EATING PLACES - 3.01%
      41,600   McDonald's Corp.                                                            979,264
                                                                                   ---------------

               ELECTRIC SERVICES - 1.63%
       8,400   FPL Group, Inc.                                                             530,880
                                                                                   ---------------

               ELEVATORS & MOVING STAIRWAYS - 3.03%
      27,800   Dover Corp.                                                                 983,286
                                                                                   ---------------

               FLAT GLASS - 3.09%
      19,200   PPG Industries, Inc.                                                $     1,002,624
                                                                                   ---------------

               FOOD & KINDRED PRODUCTS - 1.52%
      16,700   Kraft Foods Inc., Class A                                                   492,650
                                                                                   ---------------

               GROCERY STORES - 2.78%
      39,400   Safeway Inc.*                                                               903,836
                                                                                   ---------------

               HOLDING OFFICES - 2.95%
      18,400   MGIC Investment Corp.                                                       958,088
                                                                                   ---------------

               LIFE INSURANCE - 2.82%
      25,900   Lincoln National Corp.                                                      916,342
                                                                                   ---------------

               LUMBER & OTHER BUILDING MATERIALS - 2.60%
      26,500   Home Depot, Inc. (The)                                                      844,025
                                                                                   ---------------

               MOTION PICTURE & VIDEO PRODUCTION - 3.44%
     112,237   Liberty Media Corp., Class A*                                             1,119,003
                                                                                   ---------------

               MOTORS & GENERATORS - 1.18%
       7,300   Emerson Electric Co.                                                        384,345
                                                                                   ---------------

               NATIONAL BANKS - 3.27%
      35,200   FleetBoston Financial Corp.                                               1,061,280
                                                                                   ---------------

               NEWSPAPERS - 1.62%
       7,900   Knight-Ridder, Inc.                                                         526,930
                                                                                   ---------------

               PAPER MILLS - 2.02%
      16,800   International Paper Co.                                                     655,536
                                                                                   ---------------

               PERSONAL CREDIT INSTITUTIONS - 3.52%
      25,400   American Express Co.                                                      1,144,524
                                                                                   ---------------

               PETROLEUM REFINING - 4.98%
      12,000   ConocoPhillips                                                              657,000
      23,900   Sunoco, Inc.                                                                961,258
                                                                                   ---------------
                                                                                         1,618,258
                                                                                   ---------------

               SANITARY PAPER PRODUCTS - 2.80%
      17,700   Kimberly-Clark Corp.                                                        908,364
                                                                                   ---------------

               SECURITY SYSTEMS SERVICES - 1.90%
      30,200   Tyco International Ltd.                                                     616,986
                                                                                   ---------------

The accompanying notes are an integral part of the financial statements.

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               SURETY INSURANCE - 3.05%
      18,000   MBIA Inc.                                                           $       989,460
                                                                                   ---------------

               TELEPHONE COMMUNICATIONS - 1.59%
      34,300   Sprint Corp. (FON Group)                                                    517,930
                                                                                   ---------------

               U.S. GOVERNMENT AGENCY - 2.01%
       9,300   Fannie Mae                                                                  652,860
                                                                                   ---------------

               WOMEN'S READY-TO-WEAR STORES - 4.45%
      42,700   Limited Brands, Inc.                                                        643,916
      41,300   TJX Cos., Inc. (The)                                                        802,046
                                                                                   ---------------
                                                                                         1,445,962
                                                                                   ---------------

               WOODWORKING MACHINERY - 1.91%
      15,600   Pentair, Inc.                                                               621,972
                                                                                   ---------------
               Total Common Stocks
                 (cost - $28,991,768)                                                   30,423,781
                                                                                   ---------------

               SHORT-TERM INVESTMENTS -- 6.63%
               INVESTMENT COMPANY - 1.24%
     401,721   Federated Government
                 Obligations 0.91%**                                               $       401,721
                                                                                   ---------------

 PRINCIPAL
  AMOUNT
 (000'S)
------------
               U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 5.39%
$      1,750   Federal Home Loan Bank, Discount Notes
                 0.95%, 10/01/03                                                         1,750,000
                                                                                   ---------------
               Total Short-Term Investments
                 (cost - $2,151,721)                                                     2,151,721
                                                                                   ---------------
               Total Investments -- 100.26%
                 (cost - $31,143,489)                                                   32,575,502
               Liabilities in excess of other
                 assets -- (0.26)%                                                         (82,943)
                                                                                   ---------------
               Net Assets -- 100.00%                                               $    32,492,559
                                                                                   ===============

----------
ADR  American Depositary Receipts.
*    Non-income producing security.
** Money market fund; interest rate reflects SEC seven-day yield at September 30, 2003.

The accompanying notes are an integral part of the financial statements.

                            INTRINSIC VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS -- 95.11%

               ADVERTISING AGENCIES - 2.07%
     136,600   Interpublic Group of Cos., Inc. (The)                               $     1,928,792
                                                                                   ---------------

               AIRCRAFT ENGINES & ENGINE PARTS - 1.41%
      17,000   United Technologies Corp.                                                 1,313,760
                                                                                   ---------------

               BANK HOLDING COMPANIES - 10.48%
      36,000   Bank of America Corp.                                                     2,809,439
      51,900   J.P. Morgan Chase & Co.                                                   1,781,727
      60,400   MBNA Corp.                                                                1,377,120
      48,427   Washington Mutual, Inc.                                                   1,906,571
      36,800   Wells Fargo & Co.                                                         1,895,200
                                                                                   ---------------
                                                                                         9,770,057
                                                                                   ---------------

               CIGARETTES - 1.46%
      31,000   Altria Group, Inc.                                                        1,357,800
                                                                                   ---------------

               COMMERCIAL BANKS - 3.99%
      81,633   Citigroup Inc.                                                            3,715,118
                                                                                   ---------------

               COMMUNICATIONS EQUIPMENT - 2.00%
     119,300   Nokia Corp., ADR                                                          1,861,080
                                                                                   ---------------

               COMPUTER RELATED SERVICES - 1.53%
      70,700   Electronic Data Systems Corp.                                             1,428,140
                                                                                   ---------------

               CRUDE PETROLEUM & NATURAL GAS - 1.97%
      21,700   Anadarko Petroleum Corp.                                                    906,192
      26,300   Occidental Petroleum Corp.                                                  926,549
                                                                                   ---------------
                                                                                         1,832,741
                                                                                   ---------------

               EATING PLACES - 1.49%
      59,000   McDonald's Corp.                                                          1,388,860
                                                                                   ---------------

               ELECTRIC & ELECTRONIC EQUIPMENT - 1.90%
      59,500   General Electric Co.                                                      1,773,695
                                                                                   ---------------

               ELECTRONIC COMPUTERS - 1.92%
      92,400   Hewlett-Packard Co.                                                       1,788,864
                                                                                   ---------------

               FIRE, MARINE & CASUALTY INSURANCE - 3.96%
      36,800   Allstate Corp. (The)                                                      1,344,304
      40,700   American International Group, Inc.                                        2,348,390
                                                                                   ---------------
                                                                                         3,692,694
                                                                                   ---------------

               FOOD & KINDRED PRODUCTS - 1.44%
      45,500   Kraft Foods Inc., Class A                                           $     1,342,250
                                                                                   ---------------

               GENERAL MEDICAL & SURGICAL HOSPITALS - 2.50%
      63,300   HCA Inc.                                                                  2,333,238
                                                                                   ---------------

               GROCERY STORES - 0.99%
      40,100   Safeway Inc.*                                                               919,894
                                                                                   ---------------

               HOLDING OFFICES - 2.14%
      38,200   MGIC Investment Corp.                                                     1,989,074
                                                                                   ---------------

               LIFE INSURANCE - 2.75%
      36,200   Lincoln National Corp.                                                    1,280,756
      31,600   Torchmark Corp.                                                           1,284,224
                                                                                   ---------------
                                                                                         2,564,980
                                                                                   ---------------

               LUMBER & OTHER BUILDING MATERIALS - 1.90%
      55,600   Home Depot, Inc. (The)                                                    1,770,860
                                                                                   ---------------

               MEDICAL PRODUCTS - 2.00%
      37,600   Johnson & Johnson                                                         1,861,952
                                                                                   ---------------

               MOTION PICTURE & VIDEO PRODUCTION - 4.93%
      87,900   AOL Time Warner Inc.*                                                     1,328,169
     327,306   Liberty Media Corp., Class A*                                             3,263,241
                                                                                   ---------------
                                                                                         4,591,410
                                                                                   ---------------

               NATIONAL BANKS - 4.50%
      62,300   FleetBoston Financial Corp.                                               1,878,345
      96,600   U.S. Bancorp                                                              2,317,434
                                                                                   ---------------
                                                                                         4,195,779
                                                                                   ---------------

               OFFICE MACHINES - 0.92%
      22,300   Pitney Bowes Inc.                                                           854,536
                                                                                   ---------------

               PAPER MILLS - 2.51%
      59,900   International Paper Co.                                                   2,337,298
                                                                                   ---------------

               PERSONAL CREDIT INSTITUTIONS - 2.37%
      48,900   American Express Co.                                                      2,203,434
                                                                                   ---------------

               PETROLEUM REFINING - 7.57%
      32,975   ChevronTexaco Corp.                                                       2,356,064
      34,600   ConocoPhillips                                                            1,894,350
      76,600   Exxon Mobil Corp.                                                         2,803,560
                                                                                   ---------------
                                                                                         7,053,974
                                                                                   ---------------

The accompanying notes are an integral part of the financial statements.

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               PHARMACEUTICAL PREPARATIONS - 4.55%
      31,400   Abbott Laboratories                                                 $     1,336,070
      20,500   Merck & Co., Inc.                                                         1,037,710
      61,400   Pfizer Inc.                                                               1,865,332
                                                                                   ---------------
                                                                                         4,239,112
                                                                                   ---------------

               RADIO & TV COMMUNICATIONS EQUIPMENT - 1.71%
      69,500   Koninklijke Philips Electronics N.V.                                      1,592,940
                                                                                   ---------------

               SANITARY PAPER PRODUCTS - 2.47%
      44,800   Kimberly-Clark Corp.                                                      2,299,136
                                                                                   ---------------

               SECURITY BROKERS & DEALERS - 0.98%
      18,000   Morgan Stanley                                                              908,280
                                                                                   ---------------

               SECURITY SYSTEMS SERVICES - 2.06%
      93,900   Tyco International Ltd.                                                   1,918,377
                                                                                   ---------------

               SHIP BUILDING & REPAIRING - 0.89%
      10,600   General Dynamics Corp.                                                      827,436
                                                                                   ---------------

               TELEPHONE COMMUNICATIONS - 3.92%
      59,600   SBC Communications Inc.                                                   1,326,100
      60,100   Sprint Corp. (FON Group)                                                    907,510
      43,700   Verizon Communications Inc.                                               1,417,628
                                                                                   ---------------
                                                                                         3,651,238
                                                                                   ---------------

               TELEVISION BROADCASTING - 0.91%
      25,600   InterActiveCorp.*                                                           846,080
                                                                                   ---------------

               U.S. GOVERNMENT AGENCY - 3.31%
      43,900   Fannie Mae                                                                3,081,780
                                                                                   ---------------

               WOMEN'S READY-TO-WEAR STORES - 3.61%
      93,800   Limited Brands, Inc.                                                      1,414,504
     100,400   TJX Cos., Inc. (The)                                                      1,949,768
                                                                                   ---------------
                                                                                         3,364,272
                                                                                   ---------------

               Total Common Stocks
                 (cost - $82,959,824)                                                   88,598,931
                                                                                   ---------------

               SHORT-TERM INVESTMENTS -- 8.16%
               INVESTMENT COMPANY - 0.65%

     600,915   Federated Government
                 Obligations 0.91%**                                               $       600,915
                                                                                   ---------------

 PRINCIPAL
  AMOUNT
  (000'S)
------------
               U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 7.51%
$      7,000   Federal Home Loan Bank, Discount Notes,
                 0.95%, 10/01/03                                                         7,000,000
                                                                                   ---------------
               Total Short-Term Investments
                 (cost - $7,600,915)                                                     7,600,915
                                                                                   ---------------
               Total Investments -- 103.27%
                 (cost - $90,560,739)                                                   96,199,846
               Liabilities in excess of other
                 assets -- (3.27)%                                                      (3,041,862)
                                                                                   ---------------
               Net Assets -- 100.00%                                               $    93,157,984
                                                                                   ===============

----------
ADR  American Depositary Receipts.
*    Non-income producing security.
** Money market fund; interest rate reflects SEC seven-day yield at September 30, 2003.

The accompanying notes are an integral part of the financial statements.

                            SMALL CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS -- 97.72%

               AIR TRANSPORTATION - 1.11%
      70,800   Atlantic Coast Airlines Holdings, Inc.*                             $       602,508
                                                                                   ---------------

               AIRCRAFT ENGINES & ENGINE PARTS - 2.34%
      29,000   Woodward Governor Co.                                                     1,267,590
                                                                                   ---------------

               ALUMINUM EXTRUDED PRODUCTS - 1.50%
      53,800   Tredegar Corp.                                                              809,690
                                                                                   ---------------

               ANALYTICAL INSTRUMENTS - 1.73%
      53,700   Molecular Devices Corp.*                                                    935,454
                                                                                   ---------------

               BANK HOLDING COMPANIES - 11.47%
      73,100   BankAtlantic Bancorp, Inc., Class A                                       1,041,675
      37,300   Commercial Federal Corp.                                                    908,255
      42,700   Greater Bay Bancorp                                                         888,160
      22,700   MAF Bancorp, Inc.                                                           867,140
      39,400   Provident Bankshares Corp.                                                1,113,049
      50,500   Republic Bancorp, Inc.                                                      672,660
      28,200   Susquehanna Bancshares, Inc.                                                724,740
                                                                                   ---------------
                                                                                         6,215,679
                                                                                   ---------------

               BIOLOGICAL PRODUCTS - 1.84%
      27,100   Abgenix, Inc.*                                                              392,679
      21,000   Serologicals Corp.*                                                         276,150
      10,300   Techne Corp.*                                                               327,437
                                                                                   ---------------
                                                                                           996,266
                                                                                   ---------------

               COMMERCIAL PHYSICAL RESEARCH - 0.86%
      51,600   Savient Pharmaceuticals, Inc.*                                              260,580
       7,200   SFBC International, Inc.*                                                   204,710
                                                                                   ---------------
                                                                                           465,290
                                                                                   ---------------

               COMPUTER INTEGRATED SYSTEMS DESIGN - 2.27%
      35,100   JDA Software Group, Inc.*                                                   521,937
      62,200   Scientific Games Corp.*                                                     709,702
                                                                                   ---------------
                                                                                         1,231,639
                                                                                   ---------------

               COMPUTERS, PERIPHERALS & SOFTWARE - 2.10%
      31,100   ScanSource, Inc.*                                                         1,136,394
                                                                                   ---------------

               COPPER FOUNDRIES - 2.29%
      48,700   Mueller Industries, Inc.*                                                 1,239,415
                                                                                   ---------------

               CRUDE PETROLEUM & NATURAL GAS - 3.09%
     103,400   Magnum Hunter Resources, Inc.*                                      $       826,166
      60,000   Swift Energy Co.*                                                           846,600
                                                                                   ---------------
                                                                                         1,672,766
                                                                                   ---------------

               DATA PROCESSING & PREPARATION - 1.47%
      64,300   eFunds Corp.*                                                               794,105
                                                                                   ---------------

               DEPARTMENT STORES - 2.27%
      48,200   Stage Stores, Inc.*                                                       1,228,136
                                                                                   ---------------

               DIRECT MAIL ADVERTISING SERVICES - 0.95%
      12,400   ADVO, Inc.*                                                                 516,212
                                                                                   ---------------

               ELECTRIC SERVICES - 2.18%
      62,100   UniSource Energy Corp.                                                    1,181,142
                                                                                   ---------------

               ELECTRONIC COMPONENTS - 1.55%
     151,900   Three-Five Systems, Inc.*                                                   836,969
                                                                                   ---------------

               ELECTRONIC COMPUTERS - 3.71%
     148,900   Adaptec, Inc.*                                                            1,125,684
      69,900   Fargo Electronics, Inc.*                                                    880,740
                                                                                   ---------------
                                                                                         2,006,424
                                                                                   ---------------

               EMPLOYMENT AGENCIES - 2.09%
      66,800   Heidrick & Struggles International, Inc.*                                 1,130,924
                                                                                   ---------------

               FIRE, MARINE & CASUALTY INSURANCE - 1.34%
      24,300   Selective Insurance Group, Inc.                                             723,168
                                                                                   ---------------

               FREIGHT TRANSPORTATION ARRANGEMENT - 1.16%
      26,500   Genesee & Wyoming Inc., Class A*                                            628,315
                                                                                   ---------------

               GAMES, TOYS & CHILDREN'S VEHICLES - 1.41%
      28,100   Shuffle Master, Inc.*                                                       763,758
                                                                                   ---------------

               GAS TRANSMISSION & DISTRIBUTION - 2.04%
      30,500   Energen Corp.                                                             1,103,490
                                                                                   ---------------

               HEALTH & ALLIED SERVICES - 0.88%
      17,000   Accredo Health, Inc.*                                                       475,830
                                                                                   ---------------

               INFORMATION RETRIEVAL SERVICES - 1.48%
      18,100   FactSet Research Systems Inc.                                               802,735
                                                                                   ---------------

               INORGANIC PIGMENTS - 0.95%
      31,600   NL Industries, Inc.                                                         514,132
                                                                                   ---------------

The accompanying notes are an integral part of the financial statements.

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               JEWELRY STORES - 1.43%
      17,400   Zale Corp.*                                                         $       772,734
                                                                                   ---------------

               KIDNEY DIALYSIS CENTERS - 2.25%
      35,600   Renal Care Group, Inc.*                                                   1,215,740
                                                                                   ---------------

               MANAGEMENT CONSULTING SERVICES - 0.63%
      18,900   Right Management Consultants, Inc.*                                         341,712
                                                                                   ---------------

               MANAGEMENT SERVICES - 0.78%
      18,100   SOURCECORP, Inc.*                                                           420,825
                                                                                   ---------------

               MEAT PACKING PLANTS - 0.72%
     358,173   Hibernia Foods plc, ADR*                                                    390,409
                                                                                   ---------------

               NONFERROUS WIRE DRAWING & INSULATING - 1.43%
      63,200   Andrew Corp.*                                                               776,728
                                                                                   ---------------

               OIL & GAS FIELD SERVICES - 2.37%
     132,900   Key Energy Services, Inc.*                                                1,282,485
                                                                                   ---------------

               PATENT OWNERS & LESSORS - 2.26%
      57,900   4Kids Entertainment, Inc.*                                                1,221,690
                                                                                   ---------------

               PHARMACEUTICAL PREPARATIONS - 0.89%
      37,900   Perrigo Co.                                                                 482,467
                                                                                   ---------------

               PREPACKAGED SOFTWARE - 5.47%
      23,800   BARRA, Inc.*                                                                893,690
      67,900   Electronics For Imaging, Inc.*                                            1,583,428
      41,300   NetIQ Corp.*                                                                493,122
                                                                                   ---------------
                                                                                         2,970,240
                                                                                   ---------------

               PRESSED & BLOWN GLASS - 1.37%
      32,700   DuPont Photomasks, Inc.*                                                    742,617
                                                                                   ---------------

               PROCESS CONTROL INSTRUMENTS - 1.02%
      28,500   Rudolph Technologies, Inc.*                                                 550,335
                                                                                   ---------------

               PUMPS & PUMPING EQUIPMENT - 2.15%
      57,400   Flowserve Corp.*                                                          1,165,220
                                                                                   ---------------

               RADIO & TV COMMUNICATIONS EQUIPMENT - 0.63%
      37,975   Brillian Corp.*                                                             342,155
                                                                                   ---------------

               RADIO, TV & ELECTRONIC STORES - 2.30%
     136,300   InterTAN, Inc.*                                                           1,247,145
                                                                                   ---------------

               REAL ESTATE INVESTMENT TRUSTS - 5.39%
      16,400   Colonial Properties Trust                                           $       590,892
      56,800   Glenborough Realty Trust Inc.                                             1,071,248
      62,300   Keystone Property Trust                                                   1,262,198
                                                                                   ---------------
                                                                                         2,924,338
                                                                                   ---------------

               REFUSE SYSTEMS - 1.31%
      44,100   Headwaters Inc.*                                                            710,010
                                                                                   ---------------

               SAVINGS & LOAN ASSOCIATIONS - 1.13%
      20,200   First Financial Holdings, Inc.                                              609,232
                                                                                   ---------------

               SECURITY BROKERS & DEALERS - 2.19%
      60,200   SWS Group, Inc.                                                           1,186,542
                                                                                   ---------------

               SEMICONDUCTORS & RELATED DEVICES - 4.07%
      72,900   Lattice Semiconductor Corp.*                                                518,319
      44,200   Microsemi Corp.*                                                            673,608
      58,500   OSI Systems, Inc.*                                                        1,012,050
                                                                                   ---------------
                                                                                         2,203,977
                                                                                   ---------------

               TRANSPORTATION EQUIPMENT - 1.07%
      29,900   Arctic Cat Inc.                                                             577,967
                                                                                   ---------------

               TURBINES & TURBINE GENERATOR SETS - 1.43%
      51,600   Stewart & Stevenson Services, Inc.                                          775,032
                                                                                   ---------------

               WOMEN'S READY-TO-WEAR STORES - 1.35%
      36,200   Cato Corp. (The), Class A                                                   730,154
                                                                                   ---------------
               Total Common Stocks
                 (cost - $49,562,100)                                                   52,917,785
                                                                                   ---------------

               SHORT-TERM INVESTMENT -- 3.39%
               INVESTMENT COMPANY - 3.39%
   1,837,992   Federated Government Obligations
                 0.91%** (cost - $1,837,992)                                             1,837,992
                                                                                   ---------------
               Total Investments -- 101.11%
                 (cost - $51,400,092)                                                   54,755,777
               Securities Lending Collateral (a) -- 10.56%                               5,717,400
               Liabilities in excess of
                 other assets -- (11.67)%                                               (6,319,926)
                                                                                   ---------------
               Net Assets -- 100.00%                                               $    54,153,251
                                                                                   ===============

----------
ADR  American Depositary Receipts.
*    Non-income producing security.
** Money market fund; interest rate reflects SEC seven-day yield at September 30, 2003.
(a)  Cash collateral invested in various money market mutual funds.

The accompanying notes are an integral part of the financial statements.

                             ALPHA GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS -- 99.72%

               ACCIDENT & HEALTH INSURANCE - 1.77%
      61,100   AFLAC Inc.                                                          $     1,973,530
                                                                                   ---------------

               ALUMINUM FOUNDRIES - 1.21%
      62,500   Newell Rubbermaid Inc.                                                    1,354,375
                                                                                   ---------------

               BANK HOLDING COMPANIES - 5.85%
      51,500   BANK ONE CORP. .                                                          1,990,475
      26,000   Golden West Financial Corp.                                               2,327,260
      96,300   MBNA Corp.                                                                2,195,640
                                                                                   ---------------
                                                                                         6,513,375
                                                                                   ---------------

               BUSINESS SERVICES - 4.38%
      55,300   eBay Inc.*                                                                2,947,490
      30,400   United Parcel Service, Inc., Class B                                      1,939,520
                                                                                   ---------------
                                                                                         4,887,010
                                                                                   ---------------

               CHEMICALS & ALLIED PRODUCTS - 1.82%
      32,700   Praxair, Inc.                                                             2,025,765
                                                                                   ---------------

               CHEWING & SMOKING TOBACCO - 1.79%
      56,900   UST Inc.                                                                  2,001,742
                                                                                   ---------------

               CHEWING GUM - 1.68%
      33,900   Wm. Wrigley Jr. Co.                                                       1,874,670
                                                                                   ---------------

               CIGARETTES - 1.65%
      49,100   Gallaher Group plc, ADR                                                   1,841,741
                                                                                   ---------------

               COAL, OTHER MINERALS & ORES - 2.11%
     165,700   BHP Billiton Ltd., ADR                                                    2,349,626
                                                                                   ---------------

               COLLEGES & UNIVERSITIES - 2.51%
      42,400   Apollo Group, Inc., Class A*                                              2,799,672
                                                                                   ---------------

               COMPUTER INTEGRATED SYSTEMS DESIGN - 2.86%
     144,400   Citrix Systems, Inc.*                                                     3,188,352
                                                                                   ---------------

               COMPUTER PERIPHERAL EQUIPMENT - 4.19%
     140,100   Cisco Systems, Inc.*                                                      2,737,554
      30,800   Lexmark International, Inc.*                                              1,940,708
                                                                                   ---------------
                                                                                         4,678,262
                                                                                   ---------------

               CONSTRUCTION MACHINERY - 2.68%
      40,100   PACCAR Inc.                                                               2,995,069
                                                                                   ---------------

               CRUDE PETROLEUM & NATURAL GAS - 1.92%
      44,500   Burlington Resources Inc.                                           $     2,144,900
                                                                                   ---------------

               DIAGNOSTIC SUBSTANCES - 2.64%
      63,800   Genzyme Corp.*                                                            2,950,750
                                                                                   ---------------

               ELECTRIC & OTHER SERVICES COMBINED - 3.65%
      44,500   Consolidated Edison, Inc.                                                 1,813,820
      41,800   Entergy Corp.                                                             2,263,470
                                                                                   ---------------
                                                                                         4,077,290
                                                                                   ---------------

               ELECTRIC SERVICES - 3.39%
      41,400   DTE Energy Co.                                                            1,527,246
      35,500   Exelon Corp.                                                              2,254,250
                                                                                   ---------------
                                                                                         3,781,496
                                                                                   ---------------

               FAMILY CLOTHING STORES - 1.60%
      33,400   Kohl's Corp.*                                                             1,786,900
                                                                                   ---------------

               FREIGHT TRANSPORTATION ARRANGEMENT - 1.77%
      57,500   Expeditors International of
                 Washington, Inc.                                                        1,978,575
                                                                                   ---------------

               FROZEN BAKERY PRODUCTS - 1.38%
      84,100   Sara Lee Corp.                                                            1,544,076
                                                                                   ---------------

               GARMENT PRESSING & CLEANERS' AGENTS - 1.37%
      41,400   Cintas Corp.                                                              1,525,176
                                                                                   ---------------

               GOLD ORES - 2.29%
      65,400   Newmont Mining Corp.                                                      2,556,486
                                                                                   ---------------

               GROCERIES - 1.86%
      63,500   SYSCO Corp.                                                               2,077,085
                                                                                   ---------------

               MANUFACTURING INDUSTRIES - 2.46%
      97,500   International Game Technology                                             2,744,625
                                                                                   ---------------

               MISC. FOOD & KINDRED PRODUCTS - 1.56%
      50,400   Unilever plc, ADR                                                         1,745,856
                                                                                   ---------------

               MISC. FOOD STORES - 2.36%
      91,500   Starbucks Corp.*                                                          2,635,200
                                                                                   ---------------

               MISC. HOME FURNISHINGS STORES - 1.87%
      54,600   Bed Bath & Beyond Inc.*                                                   2,084,628
                                                                                   ---------------

               MOTOR VEHICLE PARTS & ACCESSORIES - 1.91%
      24,000   Eaton Corp.                                                               2,126,880
                                                                                   ---------------

The accompanying notes are an integral part of the financial statements.

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               MOTOR VEHICLES & CAR BODIES - 2.36%
     121,400   Nissan Motor Co. Ltd., ADR                                          $     2,636,808
                                                                                   ---------------

               NATIONAL BANKS - 1.64%
      51,100   BB&T Corp.                                                                1,835,001
                                                                                   ---------------

               NEWSPAPERS - 3.14%
      24,000   E.W. Scripps Co. (The), Class A                                           2,042,400
       2,200   Washington Post Co. (The), Class B                                        1,463,000
                                                                                   ---------------
                                                                                         3,505,400
                                                                                   ---------------

               PERSONAL CREDIT INSTITUTIONS - 2.12%
      52,600   American Express Co.                                                      2,370,156
                                                                                   ---------------

               PHARMACEUTICAL PREPARATIONS - 1.69%
      36,600   Forest Laboratories, Inc.*                                                1,883,070
                                                                                   ---------------

               PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 3.21%
      51,200   Canon Inc., ADR                                                           2,494,464
      51,700   Eastman Kodak Co.                                                         1,082,598
                                                                                   ---------------
                                                                                         3,577,062
                                                                                   ---------------

               POLISHES & SANITATION GOODS - 1.75%
      77,400   Ecolab Inc.                                                               1,954,350
                                                                                   ---------------

               PREPACKAGED SOFTWARE - 6.04%
      72,600   Microsoft Corp                                                            2,017,554
     169,900   Oracle Corp.*                                                             1,906,278
      44,500   Symantec Corp.*                                                           2,804,390
                                                                                   ---------------
                                                                                         6,728,222
                                                                                   ---------------

               RADIO & TV COMMUNICATIONS EQUIPMENT - 1.99%
      53,400   QUALCOMM Inc.                                                             2,223,576
                                                                                   ---------------

               SAUSAGES & OTHER PREPARED MEATS - 1.43%
      75,100   ConAgra Foods, Inc.                                                       1,595,124
                                                                                   ---------------

               SURGICAL APPLIANCES & SUPPLIES - 1.92%
      28,500   Stryker Corp.                                                             2,146,335
                                                                                   ---------------

               SURGICAL & MEDICAL INSTRUMENTS - 2.52%
      44,000   Boston Scientific Corp.*                                                  2,807,200
                                                                                   ---------------

               THEATRICAL PRODUCERS & SERVICES - 1.34%
      49,500   Westwood One, Inc.*                                                       1,494,405
                                                                                   ---------------

               TOILET PREPARATIONS - 2.04%
      35,300   Avon Products, Inc.                                                 $     2,278,968
                                                                                   ---------------
               Total Common Stocks
                 (cost - $100,695,886)                                                 111,278,789
                                                                                   ---------------

               SHORT-TERM INVESTMENT -- 1.82%
               INVESTMENT COMPANY - 1.82%
   2,028,760   Federated Government Obligations 0.91%**
                 (cost - $2,028,760)                                                     2,028,760
                                                                                   ---------------

               Total Investments -- 101.54%
                 (cost - $102,724,646)                                                 113,307,549
               Liabilities in excess of
                 other assets -- (1.54)%                                                (1,713,133)
                                                                                   ---------------
               Net Assets -- 100.00%                                               $   111,594,416
                                                                                   ===============

----------
ADR  American Depositary Receipts.
*    Non-income producing security.
** Money market fund; interest rate reflects SEC seven-day yield at September 30, 2003.

The accompanying notes are an integral part of the financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS -- 97.14%

               AUSTRALIA - 4.38%
               COAL, OTHER MINERALS & ORES - 0.35%
      32,082   BHP Billiton Ltd.                                                   $       229,307
                                                                                   ---------------

               FOREIGN BANKS, BRANCHES & AGENCIES - 0.96%
      27,400   Macquarie Bank Ltd.                                                         639,826
                                                                                   ---------------

               NEWSPAPERS - 3.07%
     250,300   News Corp. Ltd. (The)                                                     2,036,376
                                                                                   ---------------
               Total Australia (cost - $2,425,115)                                       2,905,509
                                                                                   ---------------

               AUSTRIA - 0.59%
               FOREIGN BANKS, BRANCHES & AGENCIES - 0.59%

       3,900   Erste Bank der oesterreichischen
                 Sparkassen AG* (cost - $294,820)                                          394,451
                                                                                   ---------------

               BERMUDA - 0.21%
               MOTORS & GENERATORS - 0.21%
      89,000   Johnson Electric Holdings Ltd.
                 (cost - $143,674)                                                         136,767
                                                                                   ---------------

               CANADA - 7.58%
               AUTOMOTIVE STAMPINGS - 0.98%
       9,000   Magna International Inc., Class A                                           649,350
                                                                                   ---------------

               COMMERCIAL BANKS - 1.08%
      20,800   Bank of Montreal                                                            719,665
                                                                                   ---------------

               COMPUTER - INTEGRATED SYSTEMS - 2.42%
      42,100   Research in Motion Ltd.*                                                  1,608,220
                                                                                   ---------------

               FOREIGN BANKS, BRANCHES & AGENCIES - 1.47%
      16,400   Bank of Nova Scotia                                                         766,861
       4,800   Royal Bank of Canada                                                        211,464
                                                                                   ---------------
                                                                                           978,325
                                                                                   ---------------
               PREPACKAGED SOFTWARE - 0.51%
      10,900   Cognos, Inc.*                                                               338,118
                                                                                   ---------------

               TELECOMMUNICATION EQUIPMENT - 0.79%
     127,200   Nortel Networks Corp.*                                                      521,520
                                                                                   ---------------

               TELEPHONE COMMUNICATIONS - 0.33%
      10,100   BCE Inc.                                                                    218,174
                                                                                   ---------------
               Total Canada (cost - $3,685,847)                                          5,033,372
                                                                                   ---------------

               CAYMAN ISLANDS - 0.52%
               INFORMATION RETRIEVAL SERVICES - 0.52%
       9,600   SINA Corp.*
                 (cost - $165,577)                                                 $       343,200
                                                                                   ---------------

               CHINA - 5.65%
               DRILLING OIL & GAS WELLS - 1.15%
   2,750,000   China Petroleum &
                 Chemical Corp., Class H                                                   763,514
                                                                                   ---------------

               ELECTRIC SERVICES - 2.03%
     984,000   Huaneng Power International, Inc.                                         1,346,936
                                                                                   ---------------

               OIL & GAS EXPLORATION SERVICES - 0.84%
   1,650,000   PetroChina Co. Ltd., Class H                                                559,318
                                                                                   ---------------

               RADIO & TELEPHONE COMMUNICATIONS - 1.33%
   3,430,000   China Telecom Corp., Ltd., Class H                                          885,870
                                                                                   ---------------

               WATER TRANSPORTATION - 0.30%
     400,000   China Shipping Development Co., Ltd.                                        196,286
                                                                                   ---------------
               Total China (cost - $2,736,011)                                           3,751,924
                                                                                   ---------------

               FRANCE - 3.83%
               INSURANCE CARRIERS - 2.45%
      96,600   AXA                                                                       1,627,810
                                                                                   ---------------

               WINES, BRANDY & BRANDY SPIRITS - 1.38%
      14,700   LVMH Moet Hennessy Louis Vuitton SA                                         913,293
                                                                                   ---------------
               Total France (cost - $2,405,170)                                          2,541,103
                                                                                   ---------------

               GERMANY - 4.93%
               COMPUTERS, PERIPHERALS & SOFTWARE - 1.33%
       7,200   SAP AG                                                                      880,400
                                                                                   ---------------

               MISC. RETAIL - 0.56%
      10,300   Metro AG                                                                    371,841
                                                                                   ---------------

               MOTORS & GENERATORS - 1.43%
      16,000   Siemens AG                                                                  950,273
                                                                                   ---------------

               TELEPHONE COMMUNICATIONS - 1.61%
     107,200   T-Online International AG*                                                1,073,621
                                                                                   ---------------
               Total Germany (cost - $3,112,388)                                         3,276,135
                                                                                   ---------------

The accompanying notes are an integral part of the financial statements.

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               GREECE - 0.58%
               BANKING - 0.58%
      18,500   Alpha Bank A.E.
                 (cost - $388,695)                                                 $       383,055
                                                                                   ---------------

               HONG KONG - 3.84%
               OIL & GAS EXPLORATION SERVICES - 0.46%
     181,000   CNOOC Ltd.                                                                  308,531
                                                                                   ---------------

               REAL ESTATE - 1.62%
      46,000   Cheung Kong (Holdings) Ltd.                                                 363,839
      76,000   Sun Hung Kai Properties Ltd.                                                615,848
      38,000   Wharf (Holdings) Ltd. (The)                                                  99,124
                                                                                   ---------------
                                                                                         1,078,811
                                                                                   ---------------

               TELEPHONE COMMUNICATIONS - 0.32%
     260,000   China Unicom Ltd.                                                           213,203
                                                                                   ---------------

               WHOLESALE TRADE - DURABLE GOODS - 1.44%
     600,000   Li & Fung Ltd.                                                              953,020
                                                                                   ---------------
               Total Hong Kong (cost - $2,338,916)                                       2,553,565
                                                                                   ---------------

               ISRAEL - 2.49%
               PHARMACEUTICAL PREPARATIONS - 2.49%
      28,900   Teva Pharmaceutical Industries Ltd., ADR
                 (cost - $1,174,328)                                                     1,651,635
                                                                                   ---------------

               ITALY - 3.43%
               FOREIGN BANKS, BRANCHES & AGENCIES - 2.59%
      88,500   Sanpaolo IMI S.p.A.                                                         882,217
     176,200   UniCredito Italiano S.p.A.                                                  833,086
                                                                                   ---------------
                                                                                         1,715,303
                                                                                   ---------------

               TELEVISION BROADCASTING - 0.84%
      61,200   Mediaset S.p.A.                                                             560,186
                                                                                   ---------------
               Total Italy (cost - $2,084,740)                                           2,275,489
                                                                                   ---------------

               JAPAN - 24.46%
               CONSTRUCTION MACHINERY - 0.27%
      34,000   Komatsu Ltd.                                                                177,129
                                                                                   ---------------

               ELECTRIC & ELECTRONIC EQUIPMENT - 0.66%
       1,010   Keyence Corp.                                                               214,449
      53,000   Mitsubishi Electric Corp.                                                   221,555
                                                                                   ---------------
                                                                                           436,004
                                                                                   ---------------

               ELECTRONIC COMPONENTS & ACCESSORIES - 1.06%
      10,600   Tokyo Electron Ltd.                                                 $       704,042
                                                                                   ---------------

               FIRE, MARINE & CASUALTY INSURANCE - 0.61%
          36   Millea Holdings, Inc.                                                       406,033
                                                                                   ---------------

               HOUSEHOLD AUDIO & VIDEO EQUIPMENT - 3.30%
     150,000   Sharp Corp.                                                               2,195,318
                                                                                   ---------------

               INTERNET SERVICE PROVIDER - 8.44%
      51,000   SOFTBANK Corp.                                                            2,154,769
         244   Yahoo Japan Corp.*                                                        3,450,923
                                                                                   ---------------
                                                                                         5,605,692
                                                                                   ---------------

               MAGNETIC & OPTICAL RECORDING EQUIPMENT - 0.29%
       3,200   TDK Corp.                                                                   189,912
                                                                                   ---------------

               MISC. FABRICATED WIRE PRODUCTS - 0.41%
      62,000   Fujikura Ltd.                                                               270,832
                                                                                   ---------------

               MOTOR VEHICLES & CAR BODIES - 1.28%
      79,000   Nissan Motor Co., Ltd.                                                      852,124
                                                                                   ---------------

               MOTOR VEHICLE PARTS & ACCESSORIES - 0.27%
       5,000   NOK Corp.                                                                   182,160
                                                                                   ---------------

               PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 2.36%
      32,000   Canon Inc.                                                                1,563,980
                                                                                   ---------------

               SECURITY BROKERS & DEALERS - 1.77%
      94,000   Daiwa Securities Group Inc.                                                 635,278
     101,000   Nikko Cordial Corp.                                                         537,027
                                                                                   ---------------
                                                                                         1,172,305
                                                                                   ---------------

               STEEL WIRE & RELATED PRODUCTS - 0.23%
      18,000   Sumitomo Electric Industries, Ltd.                                          149,846
                                                                                   ---------------

               TELEPHONE COMMUNICATIONS - 3.51%
         186   KDDI Corp.                                                                  942,362
         570   NTT DoCoMo, Inc.                                                          1,392,919
                                                                                   ---------------
                                                                                         2,335,281
                                                                                   ---------------
               Total Japan (cost - $12,903,163)                                         16,240,658
                                                                                   ---------------

The accompanying notes are an integral part of the financial statements.

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               NETHERLANDS - 3.58%
               ELECTRONIC COMPONENTS & ACCESSORIES - 0.96%
      48,800   ASML Holding N.V.*                                                  $       639,338
                                                                                   ---------------

               FOREIGN BANKS, BRANCHES & AGENCIES - 0.47%
      16,800   ABN AMRO Holding N.V.                                                       310,096
                                                                                   ---------------

               INSURANCE CARRIERS - 0.63%
      23,000   ING Groep N.V.                                                              421,323
                                                                                   ---------------

               RADIO & TELEVISION COMMUNICATIONS
                 EQUIPMENT - 1.31%
      38,400   Koninklijki (Royal) Philips Electronics N.V.                                870,226
                                                                                   ---------------

               SURGICAL & MEDICAL INSTRUMENTS - 0.21%
      12,600   QIAGEN N.V.*                                                                137,783
                                                                                   ---------------
               Total Netherlands (cost - $2,411,102)                                     2,378,766
                                                                                   ---------------

               RUSSIA - 1.22%
               NATURAL GAS DISTRIBUTION - 0.53%
      14,300   Gazprom, ADR (a)*                                                           353,210
                                                                                   ---------------

               TELEPHONE COMMUNICATIONS - 0.69%
       6,200   Mobile Telesystems, ADR                                                     456,010
                                                                                   ---------------
               Total Russia (cost - $671,923)                                              809,220
                                                                                   ---------------

               SINGAPORE - 2.14%
               CIRCUIT BOARDS - 0.49%
      23,100   Flextronics International Ltd.*                                             327,558
                                                                                   ---------------

               ELECTRONIC COMPONENTS - 1.15%
      66,000   Venture Corp. Ltd.                                                          763,646
                                                                                   ---------------

               FOREIGN BANKS, BRANCHES & AGENCIES - 0.50%
      43,000   United Overseas Bank Ltd.                                                   333,343
                                                                                   ---------------
               Total Singapore (cost - $1,167,305)                                       1,424,547
                                                                                   ---------------

               SOUTH KOREA - 1.14%
               ELECTRONIC COMPONENTS - 1.14%
       4,500   Samsung Electronics Co., Ltd., GDR (a)
                 (cost - $770,120)                                                         760,500
                                                                                   ---------------

               SPAIN - 3.87%
               PETROLEUM REFINING - 1.00%
      40,600   Repsol YPF, S.A.                                                    $       667,131
                                                                                   ---------------

               TELEPHONE COMMUNICATIONS - 2.87%
     161,098   Telefonica S.A.                                                           1,902,332
                                                                                   ---------------
               Total Spain (cost - $2,118,872)                                           2,569,463
                                                                                   ---------------

               SWEDEN - 2.09%
               AIR & GAS COMPRESSORS - 1.06%
      24,100   Atlas Copco AB, Class A                                                     707,229
                                                                                   ---------------

               FAMILY CLOTHING STORES - 0.53%
      15,400   Hennes & Mauritz AB (H&M), B Shares                                         349,394
                                                                                   ---------------

               TELEPHONE COMMUNICATIONS - 0.50%
      76,700   TeliaSonera AB                                                              333,159
                                                                                   ---------------
               Total Sweden (cost - $1,381,425)                                          1,389,782
                                                                                   ---------------

               SWITZERLAND - 9.39%
               FOREIGN BANKS, BRANCHES & AGENCIES - 6.09%
      81,300   Credit Suisse Group                                                       2,601,033
      25,700   UBS AG                                                                    1,442,049
                                                                                   ---------------
                                                                                         4,043,082
                                                                                   ---------------

               INSURANCE CARRIERS - 2.50%
      13,300   Zurich Financial Services AG*                                             1,661,745
                                                                                   ---------------

               PHARMACEUTICAL PREPARATIONS - 0.80%
       6,400   Roche Holding AG                                                            530,668
                                                                                   ---------------
               Total Switzerland (cost - $5,446,008)                                     6,235,495
                                                                                   ---------------

               THAILAND - 1.12%
               FOREIGN BANKS, BRANCHES & AGENCIES - 0.66%
     118,000   Bangkok Bank Public Co. Ltd.*                                               254,145
     151,000   Kasikornbanok Public Co. Ltd.*                                              185,299
                                                                                   ---------------
                                                                                           439,444
                                                                                   ---------------

               RADIO & TELEPHONE COMMUNICATIONS - 0.46%
     200,000   Advanced Info Service Public Co., Ltd.                                      305,535
                                                                                   ---------------
               Total Thailand (cost - $536,929)                                            744,979
                                                                                   ---------------

The accompanying notes are an integral part of the financial statements.

   SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               UNITED KINGDOM - 9.66%
               BANK HOLDING COMPANIES - 0.52%
      25,600   HSBC Holdings plc, Ord .30p                                         $       343,811
                                                                                   ---------------

               FIRE, MARINE & CASUALTY INSURANCE - 0.26%
      22,100   Aviva plc, Ord 25p                                                          171,468
                                                                                   ---------------

               FOREIGN BANKS, BRANCHES & AGENCIES - 1.03%
      49,100   Standard Chartered plc, Ord .30p                                            685,636
                                                                                   ---------------

               LUMBER & OTHER BUILDING PRODUCTS - 1.62%
     248,762   Kingfisher plc, Ord 15.71p                                                1,078,695
                                                                                   ---------------

               MEDICAL - DRUGS - 0.54%
       8,500   AstraZeneca plc, Ord .15p                                                   358,979
                                                                                   ---------------

               RADIO & TELEPHONE COMMUNICATIONS - 1.80%
     599,400   Vodafone Group plc, Ord .06p                                              1,195,011
                                                                                   ---------------

               SHOE STORES - 0.98%
      34,700   Next plc, Ord 10p                                                           647,993
                                                                                   ---------------

               TELEPHONE COMMUNICATIONS - 0.87%
     377,000   COLT Telecom Group plc, Ord 2.5p*                                           577,806
                                                                                   ---------------

               TELEVISION BROADCASTING - 2.04%
     132,600   British Sky Broadcasting Group plc,
                 Ord 50p*                                                                1,353,753
                                                                                   ---------------
               Total United Kingdom
                 (cost - $6,163,206)                                                     6,413,152
                                                                                   ---------------

               UNITED STATES - 0.44%
               COMPUTER RELATED SERVICES - 0.44%
       9,400   Sohu.com Inc.*
                 (cost - $298,989)                                                         292,340
                                                                                   ---------------
               Total Common Stocks
                 (cost - $54,824,323)                                                   64,505,107
                                                                                   ---------------

               RIGHTS -- 0.01%
               FRANCE - 0.01%
               INSURANCE CARRIERS - 0.01%
     133,200   AXA* (cost - $0)                                                              6,205
                                                                                   ---------------

               SHORT-TERM INVESTMENT -- 3.68%
               UNITED STATES - 3.68%
               INVESTMENT COMPANY - 3.68%
   2,444,321   Federated Government
                 Obligations 0.91%**
                 (cost - $2,444,321)                                               $     2,444,321
                                                                                   ---------------
               Total Investments -- 100.83%
                 (cost - $57,268,644)                                                   66,955,633
               Liabilities in excess of other
                 assets -- (0.83)%                                                        (552,467)
                                                                                   ---------------
               Net Assets -- 100.00%                                               $    66,403,166
                                                                                   ===============

----------
ADR  American Depositary Receipts.
GDR  Global Depositary Receipts.
*    Non-income producing security.
** Money market fund; interest rate reflects SEC seven-day yield at September 30, 2003.
(a) SEC Rule 144A security. Such securities are traded only among qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

                     This page is intentionally left blank.

                             THE BEAR STEARNS FUNDS

                       STATEMENTS OF ASSETS & LIABILITIES

                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

                                                                          S&P STARS                           INTRINSIC
                                                        S&P STARS       OPPORTUNITIES      THE INSIDERS         VALUE
                                                        PORTFOLIO         PORTFOLIO        SELECT FUND        PORTFOLIO
                                                    ----------------   ---------------   ---------------   ---------------
ASSETS
  Investments, at value (cost - $1,378,241,486,
    $49,676,290 $31,143,489, $90,560,739,
    $51,400,092, $102,724,646 and
    $57,268,644, respectively)                      $  1,415,908,369   $    55,389,381   $    32,575,502   $    96,199,846
  Deposit with broker for securities sold short           35,926,751         1,356,816                --                --
  Collateral received for securities loaned               29,456,647                --                --                --
  Dividend, interest and reclaims receivable                 648,850            22,774            33,754           133,141
  Receivable for Portfolio shares sold                     1,904,227            72,111            74,869           111,372
  Receivable for investments sold                          5,774,724         1,612,281                --           384,247
  Receivable from investment advisor                              --                --             3,045                --
  Prepaid expenses and other assets                            4,643            53,843            21,378            18,315
                                                    ----------------   ---------------   ---------------   ---------------
      Total Assets                                     1,489,624,211        58,507,206        32,708,548        96,846,921
                                                    ----------------   ---------------   ---------------   ---------------
LIABILITIES
  Securities sold short, at value (proceeds
    received - $32,412,082, and $1,486,476,
    respectively)                                         27,202,200         1,582,350                --                --
  Loan payable                                            36,657,700                --                --                --
  Payable upon return for securities loaned               29,456,647                --                --                --
  Payable for investments purchased                        6,935,258         2,279,867                --         3,417,459
  Payable for Portfolio shares repurchased                 2,561,332            47,480            87,710            52,727
  Open and closed forward foreign
    currency exchange contracts                                   --                --                --                --
  Advisory fee payable                                       682,394             4,132                --                --
  Administration fee payable                                 164,241             4,913             4,027            11,427
  Distributions and service fees payable
    (Class A, B, and C shares)                             2,665,039           107,582            62,363           124,689
  Custodian fee payable                                       11,607             7,430             2,252             2,022
  Accrued expenses                                           512,744            54,185            59,637            47,390
                                                    ----------------   ---------------   ---------------   ---------------
      Total Liabilities                                  106,849,162         4,087,939           215,989         3,688,937
                                                    ----------------   ---------------   ---------------   ---------------
NET ASSETS
  Capital stock, $0.001 par value (unlimited
    shares of beneficial interest authorized)                 70,053             4,245             2,198             5,094
  Paid-in capital                                      2,461,226,818        59,066,736        31,287,236        92,033,210
  Undistributed net investment income/(loss)              (6,805,730)         (290,321)           55,715           590,155
  Accumulated net realized loss from
    investments, foreign currency related
    transactions and securities sold short, if any    (1,114,592,857)       (9,978,610)         (284,603)       (5,109,582)
  Net unrealized appreciation on investments,
    foreign currency related transactions
    and securities sold short, if any                     42,876,765         5,617,217         1,432,013         5,639,107
                                                    ----------------   ---------------   ---------------   ---------------
      Net assets                                    $  1,382,775,049   $    54,419,267   $    32,492,559   $    93,157,984
                                                    ----------------   ---------------   ---------------   ---------------

                                                        SMALL CAP           ALPHA         INTERNATIONAL
                                                          VALUE             GROWTH            EQUITY
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
ASSETS
  Investments, at value (cost - $1,378,241,486,
    $49,676,290 $31,143,489, $90,560,739,
    $51,400,092, $102,724,646 and
    $57,268,644, respectively)                       $    54,755,777   $   113,307,549   $    66,955,633
  Deposit with broker for securities sold short                   --                --                --
  Collateral received for securities loaned                5,717,400                --                --
  Dividend, interest and reclaims receivable                  41,834           123,534           179,418
  Receivable for Portfolio shares sold                         1,637           334,221               100
  Receivable for investments sold                          1,576,018                --         3,765,848
  Receivable from investment advisor                              --                --                --
  Prepaid expenses and other assets                           17,004            26,527            13,684
                                                     ---------------   ---------------   ---------------
      Total Assets                                        62,109,670       113,791,831        70,914,683
                                                     ---------------   ---------------   ---------------
LIABILITIES
  Securities sold short, at value (proceeds
    received - $32,412,082, and $1,486,476,
    respectively)                                                 --                --                --
  Loan payable                                                    --                --                --
  Payable upon return for securities loaned                5,717,400                --                --
  Payable for investments purchased                        2,001,046         1,766,277         3,723,793
  Payable for Portfolio shares repurchased                    98,494           139,683           177,915
  Open and closed forward foreign
    currency exchange contracts                                   --                --           430,856
  Advisory fee payable                                        13,106            24,493            19,262
  Administration fee payable                                   7,037            13,693             8,355
  Distributions and service fees payable
    (Class A, B, and C shares)                                61,784           190,006            71,731
  Custodian fee payable                                        3,794             7,965            17,585
  Accrued expenses                                            53,758            55,298            62,020
                                                     ---------------   ---------------   ---------------
      Total Liabilities                                    7,956,419         2,197,415         4,511,517
                                                     ---------------   ---------------   ---------------
NET ASSETS
  Capital stock, $0.001 par value (unlimited
    shares of beneficial interest authorized)                  3,375             6,210             5,334
  Paid-in capital                                         58,407,283       102,569,379       118,410,695
  Undistributed net investment income/(loss)                 165,417          (105,879)         (847,805)
  Accumulated net realized loss from
    investments, foreign currency related
    transactions and securities sold short, if any        (7,778,509)       (1,458,197)      (60,879,346)
  Net unrealized appreciation on investments,
    foreign currency related transactions
    and securities sold short, if any                      3,355,685        10,582,903         9,714,288
                                                     ---------------   ---------------   ---------------
      Net assets                                     $    54,153,251   $   111,594,416   $    66,403,166
                                                     ---------------   ---------------   ---------------

The accompanying notes are an integral part of the financial statements.

                                                                          S&P STARS                           INTRINSIC
                                                        S&P STARS       OPPORTUNITIES      THE INSIDERS         VALUE
                                                        PORTFOLIO         PORTFOLIO        SELECT FUND        PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
CLASS A
  Net assets                                         $   564,019,301   $    23,291,465   $    15,996,168   $    34,193,884
                                                     ---------------   ---------------   ---------------   ---------------
  Shares of beneficial interest outstanding               28,192,502         1,806,040         1,057,887         1,863,098
                                                     ---------------   ---------------   ---------------   ---------------
  Net asset value per share                          $         20.01   $         12.90   $         15.12   $         18.35
                                                     ===============   ===============   ===============   ===============
  Maximum offering price per share (net asset
    value plus sales charge of 5.50%* of the
    offering price)                                  $         21.17   $         13.65   $         16.00   $         19.42
                                                     ===============   ===============   ===============   ===============
CLASS B
  Net assets                                         $   389,243,622   $    17,125,910   $     9,893,651   $    14,989,195
                                                     ---------------   ---------------   ---------------   ---------------
  Shares of beneficial interest outstanding               20,118,008         1,342,693           684,757           836,025
                                                     ---------------   ---------------   ---------------   ---------------
  Net asset value and offering price per share**     $         19.35   $         12.75   $         14.45   $         17.93
                                                     ===============   ===============   ===============   ===============
CLASS C
  Net assets                                         $   295,981,318   $    13,141,435   $     6,239,396   $    18,604,308
                                                     ---------------   ---------------   ---------------   ---------------
  Shares of beneficial interest outstanding               15,310,177         1,030,463           432,187         1,031,916
                                                     ---------------   ---------------   ---------------   ---------------
  Net asset value and offering price per share**     $         19.33   $         12.75   $         14.44   $         18.03
                                                     ===============   ===============   ===============   ===============
CLASS Y
  Net assets                                         $   133,530,808   $       860,457   $       363,344   $    25,370,597
                                                     ---------------   ---------------   ---------------   ---------------
  Shares of beneficial interest outstanding                6,431,869            66,141            23,224         1,363,163
                                                     ---------------   ---------------   ---------------   ---------------
  Net asset value, offering and redemption
    price per share                                  $         20.76   $         13.01   $         15.65   $         18.61
                                                     ===============   ===============   ===============   ===============

                                                        SMALL CAP           ALPHA         INTERNATIONAL
                                                          VALUE             GROWTH            EQUITY
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
CLASS A
  Net assets                                         $    14,439,706   $    63,918,073   $    14,203,545
                                                     ---------------   ---------------   ---------------
  Shares of beneficial interest outstanding                  897,674         3,515,592         1,141,129
                                                     ---------------   ---------------   ---------------
  Net asset value per share                          $         16.09   $         18.18   $         12.45
                                                     ===============   ===============   ===============
  Maximum offering price per share (net asset
    value plus sales charge of 5.50%* of the
    offering price)                                  $         17.03   $         19.24   $         13.17
                                                     ===============   ===============   ===============
CLASS B
  Net assets                                         $     5,988,433   $    24,681,273   $     4,842,906
                                                     ---------------   ---------------   ---------------
  Shares of beneficial interest outstanding                  388,149         1,395,696           399,622
                                                     ---------------   ---------------   ---------------
  Net asset value and offering price per share**     $         15.43   $         17.68   $         12.12
                                                     ===============   ===============   ===============
CLASS C
  Net assets                                         $    10,889,973   $    22,995,070   $    15,620,395
                                                     ---------------   ---------------   ---------------
  Shares of beneficial interest outstanding                  704,645         1,298,954         1,287,274
                                                     ---------------   ---------------   ---------------
  Net asset value and offering price per share**     $         15.45   $         17.70   $         12.13
                                                     ===============   ===============   ===============
CLASS Y
  Net assets                                         $    22,835,139                --   $    31,736,320
                                                     ---------------   ---------------   ---------------
  Shares of beneficial interest outstanding                1,384,880                --         2,505,596
                                                     ---------------   ---------------   ---------------
  Net asset value, offering and redemption
    price per share                                  $         16.49                --   $         12.67
                                                     ===============   ===============   ===============

----------------
 * On investments of $50,000 or more, the offering price is reduced.

** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF OPERATIONS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
                                   (UNAUDITED)

                                                                          S&P STARS                           INTRINSIC
                                                        S&P STARS       OPPORTUNITIES      THE INSIDERS         VALUE
                                                        PORTFOLIO         PORTFOLIO        SELECT FUND        PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
  Dividends                                          $     4,484,295   $       176,446   $       296,170   $       810,460
  Interest                                                    54,413             1,911             4,217            14,413
  Securities lending income                                   41,592                --                37               448
      Less: Foreign taxes withheld                                --                --                --                --
                                                     ---------------   ---------------   ---------------   ---------------
                                                           4,580,300           178,357           300,424           825,321
                                                     ---------------   ---------------   ---------------   ---------------

EXPENSES
  Advisory fees                                            5,009,040           198,123            89,848           296,090
  Administration fees                                        951,454            39,625            23,581            59,219
  Distribution and service fees - Class A                  1,372,843            56,454            38,061            65,499
  Distribution and service fees - Class B                  1,860,446            82,695            47,780            65,429
  Distribution and service fees - Class C                  1,435,854            64,450            31,107            76,528
  Transfer agent fees and expenses                         1,642,198            93,660            81,539            86,687
  Accounting fees                                            233,759             9,246             5,502            13,818
  Legal and auditing fees                                     34,037            32,970            36,293            33,849
  Custodian fees and expenses                                 79,161            21,922             4,815             8,509
  Federal and state registration fees                         35,777            23,925            22,104            22,939
  Reports and notices to shareholders                        103,367             4,500             3,299             5,711
  Trustees' fees and expenses                                  9,150             7,730             7,690             8,770
  Insurance expenses                                           5,032               549             3,555             3,558
  Other                                                      162,245             2,000             1,951             2,500
                                                     ---------------   ---------------   ---------------   ---------------
      Total expenses before waivers and
        related reimbursements                            12,934,363           637,849           397,125           749,106
      Less: waivers and related
        reimbursements                                    (1,548,333)         (169,171)          (99,068)         (145,714)
                                                     ---------------   ---------------   ---------------   ---------------
      Total expenses after waivers and
        related reimbursements                            11,386,030           468,678           298,057           603,392
                                                     ---------------   ---------------   ---------------   ---------------
  Net investment income/(loss)                            (6,805,730)         (290,321)            2,367           221,929
                                                     ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
  Net realized gain/(loss) from:
    Investments                                          (67,180,312)        5,117,391         1,353,463        (2,034,906)
    Foreign currency related transactions                         --                --                --                --
    Securities sold short                                 (3,193,978)         (101,296)               --                --
  Net change in unrealized depreciation on:
    Investments and foreign currency
    related transactions, if any                         374,105,684         5,884,722         4,732,329        16,369,708
    Securities sold short                                  5,582,679           (41,232)               --                --
                                                     ---------------   ---------------   ---------------   ---------------
  Net realized and unrealized gain
    on investments                                       309,314,073        10,859,585         6,085,792        14,334,802
                                                     ---------------   ---------------   ---------------   ---------------
  NET INCREASE IN
    NET ASSETS RESULTING FROM
    OPERATIONS                                       $   302,508,343   $    10,569,264   $     6,088,159   $    14,556,731
                                                     ===============   ===============   ===============   ===============

                                                        SMALL CAP           ALPHA         INTERNATIONAL
                                                          VALUE             GROWTH            EQUITY
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
INVESTMENT INCOME
  Dividends                                          $       384,579   $       642,277   $       756,604
  Interest                                                     4,138                --                --
  Securities lending income                                      793                60                --
    Less: Foreign taxes withheld                                  --                --           (64,507)
                                                     ---------------   ---------------   ---------------
                                                             389,510           642,337           692,097
                                                     ---------------   ---------------   ---------------

EXPENSES
  Advisory fees                                              204,319           300,837           316,997
  Administration fees                                         40,864            69,424            47,550
  Distribution and service fees - Class A                     35,705           132,559            43,765
  Distribution and service fees - Class B                     28,917           104,812            22,929
  Distribution and service fees - Class C                     53,043            92,895            72,766
  Transfer agent fees and expenses                            84,919            85,751            80,528
  Accounting fees                                              9,535            16,199            11,095
  Legal and auditing fees                                     32,630            28,064            38,249
  Custodian fees and expenses                                  7,187            24,693            56,170
  Federal and state registration fees                         22,193            27,251            20,717
  Reports and notices to shareholders                          4,027            10,338             5,746
  Trustees' fees and expenses                                  8,751             7,681             7,830
  Insurance expenses                                           3,628             3,548             3,737
  Other                                                        2,048             2,278             2,999
                                                     ---------------   ---------------   ---------------
      Total expenses before waivers and
        related reimbursements                               537,766           906,330           731,078
      Less: waivers and related
        reimbursements                                      (128,191)         (158,114)         (194,321)
                                                     ---------------   ---------------   ---------------
      Total expenses after waivers and
        related reimbursements                               409,575           748,216           536,757
                                                     ---------------   ---------------   ---------------
  Net investment income/(loss)                               (20,065)         (105,879)          155,340
                                                     ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
  Net realized gain/(loss) from:
    Investments                                            2,509,914                --          (520,817)
    Foreign currency related transactions                         --                --           (91,845)
    Securities sold short                                         --                --                --
  Net change in unrealized depreciation on:
    Investments and foreign currency
    related transactions, if any                           9,006,294        12,788,542        12,486,463
    Securities sold short                                         --                --                --
                                                     ---------------   ---------------   ---------------
  Net realized and unrealized gain
    on investments                                        11,516,208        12,788,542        11,873,801
                                                     ---------------   ---------------   ---------------
  NET INCREASE IN
    NET ASSETS RESULTING FROM
    OPERATIONS                                       $    11,496,143   $    12,682,663   $    12,029,141
                                                     ===============   ===============   ===============

The accompanying notes are an integral part of the financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              S&P STARS OPPORTUNITIES
                                                             S&P STARS PORTFOLIO                     PORTFOLIO
                                                  -----------------------------------   -----------------------------------
                                                       FOR THE            FOR THE            FOR THE            FOR THE
                                                   SIX MONTHS ENDED     FISCAL YEAR      SIX MONTHS ENDED     FISCAL YEAR
                                                  SEPTEMBER 30, 2003       ENDED        SEPTEMBER 30, 2003        ENDED
                                                     (UNAUDITED)       MARCH 31, 2003      (UNAUDITED)       MARCH 31, 2003
                                                  ------------------  ---------------   ------------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income/(loss)                     $    (6,805,730)   $   (18,437,027)          (290,321)   $      (690,819)
  Net realized gain/(loss) from investments,
    foreign currency related transactions and
    securities sold short, if any                      (70,374,290)      (534,691,972)         5,016,095        (14,094,234)
  Net change in unrealized
    appreciation/(depreciation) on investments,
    foreign currency related transactions and
    securities sold short, if any                      379,688,363       (349,377,257)         5,843,490         (4,665,677)
                                                   ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) in net assets,
    resulting from operations                          302,508,343       (902,506,256)        10,569,264        (19,450,730)
                                                   ---------------    ---------------    ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A shares                                              --                 --                 --                 --
    Class B shares                                              --                 --                 --                 --
    Class C shares                                              --                 --                 --                 --
    Class Y shares                                              --                 --                 --                 --
                                                   ---------------    ---------------    ---------------    ---------------
                                                                --                 --                 --                 --
                                                   ---------------    ---------------    ---------------    ---------------
  Net realized capital gains
    Class A shares                                              --                 --                 --           (358,229)
    Class B shares                                              --                 --                 --           (258,797)
    Class C shares                                              --                 --                 --           (203,086)
    Class Y shares                                              --                 --                 --            (16,521)
                                                   ---------------    ---------------    ---------------    ---------------
                                                                --                 --                 --           (836,633)
                                                   ---------------    ---------------    ---------------    ---------------
SHARES OF BENEFICIAL INTEREST
  Net proceeds from the sale of shares                  58,661,251        163,983,729          2,605,637         24,602,311
  Cost of shares repurchased                          (149,295,562)      (687,251,200)        (6,456,368)       (27,421,582)
  Shares issued in reinvestment of dividends and
    distributions                                               --                 --                 --            775,281
                                                   ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) in net assets derived
    from shares of beneficial interest
    transactions                                       (90,634,311)      (523,267,471)        (3,850,731)        (2,043,990)
                                                   ---------------    ---------------    ---------------    ---------------
  Total increase/(decrease) in net assets              211,874,032     (1,425,773,727)         6,718,533        (22,331,353)
NET ASSETS
  Beginning of period                                1,170,901,017      2,596,674,744         47,700,734         70,032,087
                                                   ---------------    ---------------    ---------------    ---------------
  End of period*                                   $ 1,382,775,049    $ 1,170,901,017    $    54,419,267    $    47,700,734
                                                   ===============    ===============    ===============    ===============

                                                       THE INSIDERS SELECT FUND
                                                  -----------------------------------
                                                       FOR THE            FOR THE
                                                   SIX MONTHS ENDED     FISCAL YEAR
                                                  SEPTEMBER 30, 2003       ENDED
                                                     (UNAUDITED)       MARCH 31, 2003
                                                  ------------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income/(loss)                     $         2,367    $        53,550
  Net realized gain/(loss) from investments,
    foreign currency related transactions and
    securities sold short, if any                        1,353,463         (1,496,027)
  Net change in unrealized
    appreciation/(depreciation) on investments,
    foreign currency related transactions and
    securities sold short, if any                        4,732,329         (9,619,724)
                                                   ---------------    ---------------
  Net increase/(decrease) in net assets,
    resulting from operations                            6,088,159        (11,062,201)
                                                   ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A shares                                              --                 --
    Class B shares                                              --                 --
    Class C shares                                              --                 --
    Class Y shares                                              --                 --
                                                   ---------------    ---------------
                                                                --                 --
                                                   ---------------    ---------------
  Net realized capital gains
    Class A shares                                              --            (25,126)
    Class B shares                                              --            (15,796)
    Class C shares                                              --            (11,229)
    Class Y shares                                              --               (640)
                                                   ---------------    ---------------
                                                                --            (52,791)
                                                   ---------------    ---------------
SHARES OF BENEFICIAL INTEREST
  Net proceeds from the sale of shares                   2,497,914         13,299,638
  Cost of shares repurchased                            (3,464,268)       (13,545,245)
  Shares issued in reinvestment of dividends and
    distributions                                               --             48,418
                                                   ---------------    ---------------
  Net increase/(decrease) in net assets derived
    from shares of beneficial interest
    transactions                                          (966,354)          (197,189)
                                                   ---------------    ---------------
  Total increase/(decrease) in net assets                5,121,805        (11,312,181)
NET ASSETS
  Beginning of period                                   27,370,754         38,682,935
                                                   ---------------    ---------------
  End of period*                                   $    32,492,559    $    27,370,754
                                                   ===============    ===============

----------
  *   Includes undistributed net investment income as follows:

                                       FOR THE             FOR THE
                                  SIX MONTHS ENDED       FISCAL YEAR
                                 SEPTEMBER 30, 2003         ENDED
                                    (UNAUDITED)         MARCH 31, 2003
                                 ------------------   ------------------
  The Insiders Select Fund       $           55,715   $           53,348
  Intrinsic Value Portfolio                 590,155              368,226
  Small Cap Value Portfolio                 165,417              185,345

The accompanying notes are an integral part of the financial statements.

                                                       INTRINSIC VALUE PORTFOLIO             SMALL CAP VALUE PORTFOLIO
                                                   -----------------------------------   -----------------------------------
                                                        FOR THE            FOR THE            FOR THE            FOR THE
                                                    SIX MONTHS ENDED     FISCAL YEAR      SIX MONTHS ENDED     FISCAL YEAR
                                                   SEPTEMBER 30, 2003       ENDED        SEPTEMBER 30, 2003       ENDED
                                                     (UNAUDITED)        MARCH 31, 2003      (UNAUDITED)       MARCH 31, 2003
                                                   ------------------   --------------   ------------------   --------------
INCREASE/(DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income/(loss)                     $          221,929    $    591,558    $          (20,065)   $    185,699
  Net realized gain/(loss) from investments,
    foreign currency related transactions and
    securities sold short, if any                          (2,034,906)     (2,993,556)            2,509,914     (10,169,674)
  Net change in unrealized
    appreciation/(depreciation) on investments,
    foreign currency related transactions and
    securities sold short, if any                          16,369,708     (17,383,948)            9,006,294     (16,055,862)
                                                   ------------------    ------------    ------------------    ------------
  Net increase/(decrease) in net assets,
    resulting from operations                              14,556,731     (19,785,946)           11,496,143     (26,039,837)
                                                   ------------------    ------------    ------------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A shares                                                 --        (124,710)                   --              --
    Class B shares                                                 --         (26,585)                   --              --
    Class C shares                                                 --         (30,467)                   --              --
    Class Y shares                                                 --        (252,926)                   --              --
                                                   ------------------    ------------    ------------------    ------------
                                                                   --        (434,688)                   --              --
                                                   ------------------    ------------    ------------------    ------------
  Net realized capital gains
    Class A shares                                                 --              --                    --      (1,262,957)
    Class B shares                                                 --              --                    --        (427,272)
    Class C shares                                                 --              --                    --        (826,472)
    Class Y shares                                                 --              --                    --      (1,639,686)
                                                   ------------------    ------------    ------------------    ------------
                                                                   --              --                    --      (4,156,387)
                                                   ------------------    ------------    ------------------    ------------
SHARES OF BENEFICIAL INTEREST
  Net proceeds from the sale of shares                     25,657,242      31,578,358             4,088,292      17,139,387
  Cost of shares repurchased                               (7,333,183)    (18,042,549)           (9,107,372)    (24,768,254)
  Shares issued in reinvestment of dividends and
    distributions                                                  --         406,998                    --       3,708,819
                                                   ------------------    ------------    ------------------    ------------
  Net increase/(decrease) in net assets derived
    from shares of beneficial interest
    transactions                                           18,324,059      13,942,807            (5,019,080)     (3,920,048)
                                                   ------------------    ------------    ------------------    ------------
  Total increase/(decrease) in net assets                  32,880,790      (6,277,827)            6,477,063     (34,116,272)
NET ASSETS
  Beginning of period                                      60,277,194      66,555,021            47,676,188      81,792,460
                                                   ------------------    ------------    ------------------    ------------
  End of period*                                   $       93,157,984    $ 60,277,194    $       54,153,251    $ 47,676,188
                                                   ==================    ============    ==================    ============

                                                         ALPHA GROWTH PORTFOLIO          INTERNATIONAL EQUITY PORTFOLIO
                                                   -----------------------------------   -----------------------------------
                                                        FOR THE            FOR THE            FOR THE            FOR THE
                                                    SIX MONTHS ENDED     FISCAL YEAR      SIX MONTHS ENDED     FISCAL YEAR
                                                   SEPTEMBER 30, 2003       ENDED        SEPTEMBER 30, 2003       ENDED
                                                      (UNAUDITED)       MARCH 31, 2003      (UNAUDITED)       MARCH 31, 2003
                                                   ------------------   --------------   ------------------   --------------
INCREASE/(DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income/(loss)                     $         (105,879)   $   (177,537)   $          155,340    $    347,940
  Net realized gain/(loss) from investments,
    foreign currency related transactions and
    securities sold short, if any                                  --       2,029,943              (612,662)    (17,232,117)
  Net change in unrealized
    appreciation/(depreciation) on investments,
    foreign currency related transactions and
    securities sold short, if any                          12,788,542     (11,016,230)           12,486,463      (6,833,766)
                                                   ------------------    ------------    ------------------    ------------
  Net increase/(decrease) in net assets,
    resulting from operations                              12,682,663      (9,163,824)           12,029,141     (23,717,943)
                                                   ------------------    ------------    ------------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A shares                                                 --              --                    --              --
    Class B shares                                                 --              --                    --              --
    Class C shares                                                 --              --                    --              --
    Class Y shares                                                 --              --                    --              --
                                                   ------------------    ------------    ------------------    ------------
                                                                   --              --                    --              --
                                                   ------------------    ------------    ------------------    ------------
  Net realized capital gains
    Class A shares                                                 --              --                    --              --
    Class B shares                                                 --              --                    --              --
    Class C shares                                                 --              --                    --              --
    Class Y shares                                                 --              --                    --              --
                                                   ------------------    ------------    ------------------    ------------
                                                                   --              --                    --              --
                                                   ------------------    ------------    ------------------    ------------
SHARES OF BENEFICIAL INTEREST
  Net proceeds from the sale of shares                     38,982,985      60,680,183            19,502,601      18,424,391
  Cost of shares repurchased                               (9,183,607)    (21,187,371)          (19,589,643)    (22,089,897)
  Shares issued in reinvestment of dividends and
    distributions                                                  --              --                    --              --
                                                   ------------------    ------------    ------------------    ------------
  Net increase/(decrease) in net assets derived
    from shares of beneficial interest
    transactions                                           29,799,378      39,492,812               (87,042)     (3,665,506)
                                                   ------------------    ------------    ------------------    ------------
  Total increase/(decrease) in net assets                  42,482,041      30,328,988            11,942,099     (27,383,449)
NET ASSETS
  Beginning of period                                      69,112,375      38,783,387            54,461,067      81,844,516
                                                   ------------------    ------------    ------------------    ------------
  End of period*                                   $      111,594,416    $ 69,112,375    $       66,403,166    $ 54,461,067
                                                   ==================    ============    ==================    ============

                             THE BEAR STEARNS FUNDS

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.

                                                               NET                           NET                             NET
                                                              ASSET                      REALIZED AND     DISTRIBUTIONS     ASSET
                                                             VALUE,         NET           UNREALIZED        FROM NET        VALUE,
                                                            BEGINNING    INVESTMENT    GAIN/(LOSS) ON       REALIZED        END OF
                                                            OF PERIOD     LOSS*(1)     INVESTMENTS*(2)    CAPITAL GAINS     PERIOD
                                                            ---------    ----------    ---------------    -------------    -------
S&P STARS PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)    $ 15.81      $ (0.08)        $   4.28               --        $ 20.01
  For the fiscal year ended March 31, 2003                     25.11        (0.21)           (9.09)              --          15.81
  For the fiscal year ended March 31, 2002                     27.85        (0.30)           (2.44)              --          25.11
  For the fiscal year ended March 31, 2001                     36.42        (0.27)           (7.82)         $ (0.48)         27.85
  For the fiscal year ended March 31, 2000                     24.39        (0.21)           12.53            (0.29)         36.42
  For the fiscal year ended March 31, 1999                     19.97        (0.12)            5.46            (0.92)         24.39
CLASS B
  For the six months ended September 30, 2003 (unaudited)      15.32        (0.12)            4.15               --          19.35
  For the fiscal year ended March 31, 2003                     24.46        (0.29)           (8.85)              --          15.32
  For the fiscal year ended March 31, 2002                     27.26        (0.41)           (2.39)              --          24.46
  For the fiscal year ended March 31, 2001                     35.83        (0.37)           (7.72)           (0.48)         27.26
  For the fiscal year ended March 31, 2000                     24.11        (0.27)           12.28            (0.29)         35.83
  For the fiscal year ended March 31, 1999                     19.86        (0.12)            5.29            (0.92)         24.11
CLASS C
  For the six months ended September 30, 2003 (unaudited)      15.31        (0.12)            4.14               --          19.33
  For the fiscal year ended March 31, 2003                     24.45        (0.31)           (8.83)              --          15.31
  For the fiscal year ended March 31, 2002                     27.25        (0.42)           (2.38)              --          24.45
  For the fiscal year ended March 31, 2001                     35.82        (0.38)           (7.71)           (0.48)         27.25
  For the fiscal year ended March 31, 2000                     24.10        (0.30)           12.31            (0.29)         35.82
  For the fiscal year ended March 31, 1999                     19.85        (0.22)            5.39            (0.92)         24.10
CLASS Y
  For the six months ended September 30, 2003 (unaudited)      16.37        (0.03)            4.42               --          20.76
  For the fiscal year ended March 31, 2003                     25.82        (0.09)           (9.36)              --          16.37
  For the fiscal year ended March 31, 2002                     28.49        (0.16)           (2.51)              --          25.82
  For the fiscal year ended March 31, 2001                     37.05        (0.14)           (7.94)           (0.48)         28.49
  For the fiscal year ended March 31, 2000                     24.68        (0.12)           12.78            (0.29)         37.05
  For the fiscal year ended March 31, 1999                     20.11        (0.05)            5.54            (0.92)         24.68

----------
  * Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and related reimbursements, if any.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods. Net realized and unrealized gain/(loss) on investments include short sale transactions, if any.

The accompanying notes are an integral part of the financial statements.

                                                               TOTAL        NET ASSETS,            RATIO OF
                                                            INVESTMENT     END OF PERIOD          EXPENSES TO
                                                             RETURN(3)    (000's omitted)    AVERAGE NET ASSETS(1)
                                                            ----------    ---------------    ---------------------
S&P STARS PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)      26.57%      $    564,019              1.50%(4)
  For the fiscal year ended March 31, 2003                    (37.06)           484,873              1.50
  For the fiscal year ended March 31, 2002                     (9.80)         1,151,482              1.50
  For the fiscal year ended March 31, 2001                    (22.36)         1,173,464              1.50
  For the fiscal year ended March 31, 2000                     50.82            673,550              1.50
  For the fiscal year ended March 31, 1999                     27.46            206,130              1.50
CLASS B
  For the six months ended September 30, 2003 (unaudited)      26.31            389,244              2.00(4)
  For the fiscal year ended March 31, 2003                    (37.37)           323,425              2.00
  For the fiscal year ended March 31, 2002                    (10.27)           672,833              2.00
  For the fiscal year ended March 31, 2001                    (22.73)           620,784              2.00
  For the fiscal year ended March 31, 2000                     50.13            300,693              2.00
  For the fiscal year ended March 31, 1999                     26.75             49,319              2.00
CLASS C
  For the six months ended September 30, 2003 (unaudited)      26.26            295,981              2.00(4)
  For the fiscal year ended March 31, 2003                    (37.38)           253,391              2.00
  For the fiscal year ended March 31, 2002                    (10.28)           568,726              2.00
  For the fiscal year ended March 31, 2001                    (22.74)           540,150              2.00
  For the fiscal year ended March 31, 2000                     50.15            314,794              2.00
  For the fiscal year ended March 31, 1999                     26.75             97,654              2.00
CLASS Y
  For the six months ended September 30, 2003 (unaudited)      26.82            133,531              1.00(4)
  For the fiscal year ended March 31, 2003                    (36.60)           109,212              1.00
  For the fiscal year ended March 31, 2002                     (9.37)           203,633              1.00
  For the fiscal year ended March 31, 2001                    (21.95)           176,235              1.00
  For the fiscal year ended March 31, 2000                     51.61            154,015              1.00
  For the fiscal year ended March 31, 1999                     28.02             52,483              1.00

                                                                                          INCREASE/(DECREASE)
                                                                                             REFLECTED IN
                                                                   RATIO OF                   EXPENSE AND
                                                                NET INVESTMENT            NET INVESTMENT LOSS        PORTFOLIO
                                                                   LOSS TO             RATIOS DUE TO WAIVERS AND     TURNOVER
                                                             AVERAGE NET ASSETS(1)      RELATED REIMBURSEMENTS         RATE
                                                             ---------------------     -------------------------     ---------
S&P STARS PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)           (0.82)%(4)                   0.24%(4)               63.47%
  For the fiscal year ended March 31, 2003                          (0.95)                       0.16                  122.29
  For the fiscal year ended March 31, 2002                          (1.12)                       0.08                  110.80
  For the fiscal year ended March 31, 2001                          (1.04)                       0.10                   42.93
  For the fiscal year ended March 31, 2000                          (1.12)                       0.18                   54.67
  For the fiscal year ended March 31, 1999                          (0.73)                       0.27                   76.17
CLASS B
  For the six months ended September 30, 2003 (unaudited)           (1.32)(4)                    0.24(4)                63.47
  For the fiscal year ended March 31, 2003                          (1.44)                       0.16                  122.29
  For the fiscal year ended March 31, 2002                          (1.65)                       0.08                  110.80
  For the fiscal year ended March 31, 2001                          (1.58)                       0.10                   42.93
  For the fiscal year ended March 31, 2000                          (1.63)                       0.18                   54.67
  For the fiscal year ended March 31, 1999                          (1.23)                       0.27                   76.17
CLASS C
  For the six months ended September 30, 2003 (unaudited)           (1.32)(4)                    0.24(4)                63.47
  For the fiscal year ended March 31, 2003                          (1.44)                       0.16                  122.29
  For the fiscal year ended March 31, 2002                          (1.65)                       0.08                  110.80
  For the fiscal year ended March 31, 2001                          (1.58)                       0.10                   42.93
  For the fiscal year ended March 31, 2000                          (1.63)                       0.18                   54.67
  For the fiscal year ended March 31, 1999                          (1.23)                       0.27                   76.17
CLASS Y
  For the six months ended September 30, 2003 (unaudited)           (0.32)(4)                    0.24(4)                63.47
  For the fiscal year ended March 31, 2003                          (0.43)                       0.16                  122.29
  For the fiscal year ended March 31, 2002                          (0.65)                       0.08                  110.80
  For the fiscal year ended March 31, 2001                          (0.47)                       0.10                   42.93
  For the fiscal year ended March 31, 2000                          (0.56)                       0.18                   54.67
  For the fiscal year ended March 31, 1999                          (0.23)                       0.27                   76.17

----------
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.

                                                               NET                           NET                              NET
                                                              ASSET                      REALIZED AND      DISTRIBUTIONS     ASSET
                                                             VALUE,          NET          UNREALIZED          FROM NET       VALUE,
                                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON        REALIZED      END OF
                                                            OF PERIOD     LOSS**(1)    INVESTMENTS**(2)    CAPITAL GAINS    PERIOD
                                                            ---------    ----------    ----------------    -------------    -------
S&P STARS OPPORTUNITIES PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)    $ 10.49      $ (0.05)         $   2.46                --       $ 12.90
  For the fiscal year ended March 31, 2003                     14.27        (0.12)            (3.49)          $ (0.17)        10.49
  For the period October 1, 2001* through March 31, 2002       12.00        (0.04)             2.31                --         14.27
CLASS B
  For the six months ended September 30, 2003 (unaudited)      10.40        (0.08)             2.43                --         12.75
  For the fiscal year ended March 31, 2003                     14.23        (0.18)            (3.48)            (0.17)        10.40
  For the period October 1, 2001* through March 31, 2002       12.00        (0.06)             2.29                --         14.23
CLASS C
  For the six months ended September 30, 2003 (unaudited)      10.40        (0.08)             2.43                --         12.75
  For the fiscal year ended March 31, 2003                     14.23        (0.18)            (3.48)            (0.17)        10.40
  For the period October 1, 2001* through March 31, 2002       12.00        (0.06)             2.29                --         14.23
CLASS Y
  For the six months ended September 30, 2003 (unaudited)      10.56        (0.02)             2.47                --         13.01
  For the fiscal year ended March 31, 2003                     14.30        (0.08)            (3.49)            (0.17)        10.56
  For the period October 1, 2001* through March 31, 2002       12.00        (0.02)             2.32                --         14.30

----------
  * Commencement of operations.
 ** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and related reimbursements, if any.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods. Net realized and unrealized gain/(loss) on investments include short sale transactions, if any.

The accompanying notes are an integral part of the financial statements.

                                                              TOTAL         NET ASSETS,            RATIO OF
                                                            INVESTMENT     END OF PERIOD          EXPENSES TO
                                                             RETURN(3)    (000'S OMITTED)    AVERAGE NET ASSETS(1)
                                                            ----------    ---------------    ---------------------
S&P STARS OPPORTUNITIES PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)      22.97%        $  23,291              1.50%(4)
  For the fiscal year ended March 31, 2003                    (25.36)           20,521              1.50
  For the period October 1, 2001* through March 31, 2002       18.92            30,004              1.50(4)
CLASS B
  For the six months ended September 30, 2003 (unaudited)      22.60            17,126              2.00(4)
  For the fiscal year ended March 31, 2003                    (25.79)           14,784              2.00
  For the period October 1, 2001* through March 31, 2002       18.58            21,094              2.00(4)
CLASS C
  For the six months ended September 30, 2003 (unaudited)      22.60            13,141              2.00(4)
  For the fiscal year ended March 31, 2003                    (25.79)           11,638              2.00
  For the period October 1, 2001* through March 31, 2002       18.58            16,412              2.00(4)
CLASS Y
  For the six months ended September 30, 2003 (unaudited)      23.20               861              1.00(4)
  For the fiscal year ended March 31, 2003                    (25.03)              758              1.00
  For the period October 1, 2001* through March 31, 2002       19.17             2,522              1.00(4)

                                                                                          INCREASE/(DECREASE)
                                                                                             REFLECTED IN
                                                                    RATIO OF                  EXPENSE AND
                                                                 NET INVESTMENT           NET INVESTMENT LOSS        PORTFOLIO
                                                                    LOSS TO            RATIOS DUE TO WAIVERS AND     TURNOVER
                                                             AVERAGE NET ASSETS(1)       RELATED REIMBURSEMENTS         RATE
                                                             ---------------------     -------------------------     ---------
S&P STARS OPPORTUNITIES PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)          (0.83)%(4)                    0.63%(4)              98.10%
  For the fiscal year ended March 31, 2003                         (0.92)                        0.44                 174.82
  For the period October 1, 2001* through March 31, 2002           (0.90)(4)                     0.85(4)               66.89
CLASS B
  For the six months ended September 30, 2003 (unaudited)          (1.33)(4)                     0.63(4)               98.10
  For the fiscal year ended March 31, 2003                         (1.42)                        0.44                 174.82
  For the period October 1, 2001* through March 31, 2002           (1.48)(4)                     0.85(4)               66.89
CLASS C
  For the six months ended September 30, 2003 (unaudited)          (1.33)(4)                     0.63(4)               98.10
  For the fiscal year ended March 31, 2003                         (1.42)                        0.44                 174.82
  For the period October 1, 2001* through March 31, 2002           (1.43)(4)                     0.85(4)               66.89
CLASS Y
  For the six months ended September 30, 2003 (unaudited)          (0.33)(4)                     0.63(4)               98.10
  For the fiscal year ended March 31, 2003                         (0.45)                        0.44                 174.82
  For the period October 1, 2001* through March 31, 2002           (0.40)(4)                     0.85(4)               66.89

----------
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.

                                                              NET                             NET
                                                             ASSET                        REALIZED AND     DIVIDENDS  DISTRIBUTIONS
                                                            VALUE,           NET           UNREALIZED      FROM NET     FROM NET
                                                           BEGINNING      INVESTMENT     GAIN/(LOSS) ON   INVESTMENT    REALIZED
                                                           OF PERIOD  INCOME/(LOSS)*(1)  INVESTMENTS*(2)    INCOME    CAPITAL GAINS
                                                           ---------  -----------------  ---------------   ---------  -------------
THE INSIDERS SELECT FUND
CLASS A
  For the six months ended September 30, 2003 (unaudited)   $ 12.33       $     0.02        $    2.77             --           --
  For the fiscal year ended March 31, 2003                    16.87             0.06            (4.58)            --    $   (0.02)
  For the fiscal year ended March 31, 2002                    17.84            (0.01)            0.73             --        (1.69)
  For the fiscal year ended March 31, 2001                    16.90             0.01             3.05             --        (2.12)
  For the fiscal year ended March 31, 2000                    17.02               --             0.07             --        (0.19)
  For the fiscal year ended March 31, 1999                    17.88               --            (0.01)            --        (0.85)
CLASS B
  For the six months ended September 30, 2003 (unaudited)     11.82            (0.01)            2.64             --           --
  For the fiscal year ended March 31, 2003                    16.24            (0.01)           (4.39)            --        (0.02)
  For the fiscal year ended March 31, 2002                    17.32            (0.07)            0.68             --        (1.69)
  For the fiscal year ended March 31, 2001                    16.54            (0.05)            2.95             --        (2.12)
  For the fiscal year ended March 31, 2000                    16.75            (0.05)            0.03             --        (0.19)
  For the fiscal year ended March 31, 1999                    17.69               --            (0.09)            --        (0.85)
CLASS C
  For the six months ended September 30, 2003 (unaudited)     11.80            (0.01)            2.65             --           --
  For the fiscal year ended March 31, 2003                    16.24            (0.01)           (4.41)            --        (0.02)
  For the fiscal year ended March 31, 2002                    17.32            (0.08)            0.69             --        (1.69)
  For the fiscal year ended March 31, 2001                    16.54            (0.07)            2.97             --        (2.12)
  For the fiscal year ended March 31, 2000                    16.74            (0.05)            0.04             --        (0.19)
  For the fiscal year ended March 31, 1999                    17.68               --            (0.09)            --        (0.85)
CLASS Y
  For the six months ended September 30, 2003 (unaudited)     12.73             0.09             2.83             --           --
  For the fiscal year ended March 31, 2003                    17.27             0.14            (4.66)            --        (0.02)
  For the fiscal year ended March 31, 2002                    18.13             0.07             0.76             --        (1.69)
  For the fiscal year ended March 31, 2001                    17.09             0.09             3.07             --        (2.12)
  For the fiscal year ended March 31, 2000                    17.33               --             0.13      $   (0.18)       (0.19)
  For the fiscal year ended March 31, 1999                    18.09               --             0.09             --        (0.85)

----------
  * Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and related reimbursements, if any.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.

The accompanying notes are an integral part of the financial statements.

                                                             NET
                                                            ASSET
                                                            VALUE,     TOTAL       NET ASSETS,         RATIO OF
                                                            END OF   INVESTMENT   END OF PERIOD       EXPENSES TO
                                                            PERIOD    RETURN(3)  (000'S OMITTED)  AVERAGE NET ASSETS(1)
                                                           --------  ----------  ---------------  ---------------------
THE INSIDERS SELECT FUND
CLASS A
  For the six months ended September 30, 2003 (unaudited)  $  15.12     22.63%     $   15,996               1.65%(4)
  For the fiscal year ended March 31, 2003                    12.33    (26.80)         13,049               1.65
  For the fiscal year ended March 31, 2002                    16.87      4.62          19,060               1.65
  For the fiscal year ended March 31, 2001                    17.84     17.92          17,372               1.65
  For the fiscal year ended March 31, 2000                    16.90      0.40          15,187               1.65
  For the fiscal year ended March 31, 1999                    17.02      0.29          24,395               1.65
CLASS B
  For the six months ended September 30, 2003 (unaudited)     14.45     22.25           9,894               2.15(4)
  For the fiscal year ended March 31, 2003                    11.82    (27.10)          8,392               2.15
  For the fiscal year ended March 31, 2002                    16.24      4.11          10,357               2.15
  For the fiscal year ended March 31, 2001                    17.32     17.32           7,378               2.15
  For the fiscal year ended March 31, 2000                    16.54     (0.13)          5,469               2.15
  For the fiscal year ended March 31, 1999                    16.75     (0.16)          8,426               2.15
CLASS C
  For the six months ended September 30, 2003 (unaudited)     14.44     22.37           6,239               2.15(4)
  For the fiscal year ended March 31, 2003                    11.80    (27.22)          5,543               2.15
  For the fiscal year ended March 31, 2002                    16.24      4.11           8,566               2.15
  For the fiscal year ended March 31, 2001                    17.32     17.32           7,328               2.15
  For the fiscal year ended March 31, 2000                    16.54     (0.07)          6,908               2.15
  For the fiscal year ended March 31, 1999                    16.74     (0.16)         11,902               2.15
CLASS Y
  For the six months ended September 30, 2003 (unaudited)     15.65     22.94             363               1.15(4)
  For the fiscal year ended March 31, 2003                    12.73    (26.18)            387               1.15
  For the fiscal year ended March 31, 2002                    17.27      5.17             701               1.15
  For the fiscal year ended March 31, 2001                    18.13     18.30             805               1.15
  For the fiscal year ended March 31, 2000                    17.09      0.72             796               1.15
  For the fiscal year ended March 31, 1999                    17.33      0.85             914               1.15

                                                                                      INCREASE/(DECREASE)
                                                                                         REFLECTED IN
                                                                 RATIO OF                 EXPENSE AND
                                                              NET INVESTMENT      NET INVESTMENT INCOME/(LOSS)   PORTFOLIO
                                                             INCOME/(LOSS) TO       RATIOS DUE TO WAIVERS AND    TURNOVER
                                                           AVERAGE NET ASSETS(1)     RELATED REIMBURSEMENTS         RATE
                                                           ---------------------  ----------------------------  -----------
THE INSIDERS SELECT FUND
CLASS A
  For the six months ended September 30, 2003 (unaudited)            0.26%(4)                  0.63%(4)             14.06%
  For the fiscal year ended March 31, 2003                           0.40                      0.52                 30.81
  For the fiscal year ended March 31, 2002                          (0.04)                     1.23                 57.26
  For the fiscal year ended March 31, 2001                           0.08                      1.14                 99.36
  For the fiscal year ended March 31, 2000                           0.10                      0.81                 76.06
  For the fiscal year ended March 31, 1999                           0.02                      0.81                 99.71
CLASS B
  For the six months ended September 30, 2003 (unaudited)           (0.24)(4)                  0.63(4)              14.06
  For the fiscal year ended March 31, 2003                          (0.08)                     0.52                 30.81
  For the fiscal year ended March 31, 2002                          (0.49)                     1.23                 57.26
  For the fiscal year ended March 31, 2001                          (0.42)                     1.14                 99.36
  For the fiscal year ended March 31, 2000                          (0.40)                     0.81                 76.06
  For the fiscal year ended March 31, 1999                           0.03                      0.81                 99.71
CLASS C
  For the six months ended September 30, 2003 (unaudited)           (0.24)(4)                  0.63(4)              14.06
  For the fiscal year ended March 31, 2003                          (0.10)                     0.52                 30.81
  For the fiscal year ended March 31, 2002                          (0.52)                     1.23                 57.26
  For the fiscal year ended March 31, 2001                          (0.42)                     1.14                 99.36
  For the fiscal year ended March 31, 2000                          (0.40)                     0.81                 76.06
  For the fiscal year ended March 31, 1999                           0.02                      0.81                 99.71
CLASS Y
  For the six months ended September 30, 2003 (unaudited)            0.79(4)                   0.63(4)              14.06
  For the fiscal year ended March 31, 2003                           0.88                      0.52                 30.81
  For the fiscal year ended March 31, 2002                           0.39                      1.23                 57.26
  For the fiscal year ended March 31, 2001                           0.58                      1.14                 99.36
  For the fiscal year ended March 31, 2000                           0.60                      0.81                 76.06
  For the fiscal year ended March 31, 1999                           0.02                      0.81                 99.71

----------
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.

                                                              NET                           NET
                                                             ASSET                      REALIZED AND     DIVIDENDS  DISTRIBUTIONS
                                                             VALUE,         NET          UNREALIZED      FROM NET     FROM NET
                                                           BEGINNING    INVESTMENT     GAIN/(LOSS) ON   INVESTMENT    REALIZED
                                                           OF PERIOD  INCOME/LOSS*(1)  INVESTMENTS*(2)    INCOME    CAPITAL GAINS
                                                           ---------  ---------------  ---------------  ----------  --------------
INTRINSIC VALUE PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)  $   14.81     $   0.01         $   3.53             --           --
  For the fiscal year ended March 31, 2003                     20.04         0.14            (5.26)      $  (0.11)          --
  For the fiscal year ended March 31, 2002                     19.63         0.04             0.87          (0.01)    $  (0.49)
  For the fiscal year ended March 31, 2001                     16.71         0.11             3.85          (0.13)       (0.91)
  For the fiscal year ended March 31, 2000                     19.74         0.11            (0.94)         (0.10)       (2.10)
  For the fiscal year ended March 31, 1999                     20.83         0.11             0.59          (0.11)       (1.68)
CLASS B
  For the six months ended September 30, 2003 (unaudited)      14.50           --             3.43             --           --
  For the fiscal year ended March 31, 2003                     19.65         0.05            (5.16)         (0.04)          --
  For the fiscal year ended March 31, 2002                     19.35        (0.02)            0.81             --        (0.49)
  For the fiscal year ended March 31, 2001                     16.49         0.03             3.78          (0.04)       (0.91)
  For the fiscal year ended March 31, 2000                     19.51         0.01            (0.93)            --        (2.10)
  For the fiscal year ended March 31, 1999                     20.66         0.08             0.52          (0.07)       (1.68)
CLASS C
  For the six months ended September 30, 2003 (unaudited)      14.58        (0.02)            3.47             --           --
  For the fiscal year ended March 31, 2003                     19.74         0.06            (5.18)         (0.04)          --
  For the fiscal year ended March 31, 2002                     19.43        (0.01)            0.81             --        (0.49)
  For the fiscal year ended March 31, 2001                     16.55         0.02             3.80          (0.03)       (0.91)
  For the fiscal year ended March 31, 2000                     19.57         0.01            (0.93)            --        (2.10)
  For the fiscal year ended March 31, 1999                     20.66         0.07             0.53          (0.01)       (1.68)
CLASS Y
  For the six months ended September 30, 2003 (unaudited)      14.97         0.10             3.54             --           --
  For the fiscal year ended March 31, 2003                     20.17         0.22            (5.23)         (0.19)          --
  For the fiscal year ended March 31, 2002                     19.67         0.11             0.91          (0.03)       (0.49)
  For the fiscal year ended March 31, 2001                     16.73         0.26             3.80          (0.21)       (0.91)
  For the fiscal year ended March 31, 2000                     19.78         0.22            (0.97)         (0.20)       (2.10)
  For the fiscal year ended March 31, 1999                     20.84         0.17             0.65          (0.20)       (1.68)

----------
  * Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and related reimbursements, if any.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.

The accompanying notes are an integral part of the financial statements.

                                                              NET
                                                             ASSET
                                                             VALUE,        TOTAL         NET ASSETS,          RATIO OF
                                                             END OF     INVESTMENT      END OF PERIOD        EXPENSES TO
                                                             PERIOD      RETURN(3)     (000's omitted)  AVERAGE NET ASSETS(1)
                                                            --------  ---------------  ---------------  ---------------------
INTRINSIC VALUE PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)   $  18.35       23.90%         $  34,194            1.50%(4)
  For the fiscal year ended March 31, 2003                     14.81      (25.60)            17,734            1.50
  For the fiscal year ended March 31, 2002                     20.04        4.72             20,953            1.50
  For the fiscal year ended March 31, 2001                     19.63       23.79             11,983            1.50
  For the fiscal year ended March 31, 2000                     16.71       (4.91)             7,950            1.50
  For the fiscal year ended March 31, 1999                     19.74        3.68              9,677            1.50
CLASS B
  For the six months ended September 30, 2003 (unaudited)      17.93       23.66             14,989            2.00(4)
  For the fiscal year ended March 31, 2003                     14.50      (26.02)            10,489            2.00
  For the fiscal year ended March 31, 2002                     19.65        4.17              9,733            2.00
  For the fiscal year ended March 31, 2001                     19.35       23.19              3,687            2.00
  For the fiscal year ended March 31, 2000                     16.49       (5.41)             1,379            2.00
  For the fiscal year ended March 31, 1999                     19.51        3.21              1,911            2.00
CLASS C
  For the six months ended September 30, 2003 (unaudited)      18.03       23.66             18,604            2.00(4)
  For the fiscal year ended March 31, 2003                     14.58      (25.95)            11,123            2.00
  For the fiscal year ended March 31, 2002                     19.74        4.20             13,528            2.00
  For the fiscal year ended March 31, 2001                     19.43       23.16              5,675            2.00
  For the fiscal year ended March 31, 2000                     16.55       (5.39)             3,359            2.00
  For the fiscal year ended March 31, 1999                     19.57        3.22              5,250            2.00
CLASS Y
  For the six months ended September 30, 2003 (unaudited)      18.61       24.32             25,371            1.00(4)
  For the fiscal year ended March 31, 2003                     14.97      (24.92)            20,931            1.00
  For the fiscal year ended March 31, 2002                     20.17        5.28             22,341            1.00
  For the fiscal year ended March 31, 2001                     19.67       24.38              7,038            1.00
  For the fiscal year ended March 31, 2000                     16.73       (4.51)             3,438            1.00
  For the fiscal year ended March 31, 1999                     19.78        4.29              4,741            1.00

                                                                                      INCREASE/(DECREASE)
                                                                                         REFLECTED IN
                                                                 RATIO OF                 EXPENSE AND
                                                              NET INVESTMENT      NET INVESTMENT INCOME/(LOSS)  PORTFOLIO
                                                             INCOME/(LOSS) TO      RATIOS DUE TO WAIVERS AND    TURNOVER
                                                           AVERAGE NET ASSETS(1)     RELATED REIMBURSEMENTS       RATE
                                                           ---------------------  ----------------------------  ---------
INTRINSIC VALUE PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)          0.57%(4)                 0.36%(4)              23.51%
  For the fiscal year ended March 31, 2003                         0.93                     0.43                  52.98
  For the fiscal year ended March 31, 2002                         0.38                     0.75                  20.60
  For the fiscal year ended March 31, 2001                         0.72                     1.50                  60.46
  For the fiscal year ended March 31, 2000                         0.56                     1.78                  55.66
  For the fiscal year ended March 31, 1999                         0.54                     1.46                  38.27
CLASS B
  For the six months ended September 30, 2003 (unaudited)          0.09(4)                  0.36(4)               23.51
  For the fiscal year ended March 31, 2003                         0.45                     0.43                  52.98
  For the fiscal year ended March 31, 2002                        (0.07)                    0.75                  20.60
  For the fiscal year ended March 31, 2001                         0.15                     1.50                  60.46
  For the fiscal year ended March 31, 2000                         0.03                     1.75                  55.66
  For the fiscal year ended March 31, 1999                         0.08                     1.46                  38.27
CLASS C
  For the six months ended September 30, 2003 (unaudited)          0.09(4)                  0.36(4)               23.51
  For the fiscal year ended March 31, 2003                         0.44                     0.43                  52.98
  For the fiscal year ended March 31, 2002                         0.02                     0.75                  20.60
  For the fiscal year ended March 31, 2001                         0.11                     1.50                  60.46
  For the fiscal year ended March 31, 2000                         0.03                     1.75                  55.66
  For the fiscal year ended March 31, 1999                         0.08                     1.46                  38.27
CLASS Y
  For the six months ended September 30, 2003 (unaudited)          1.10(4)                  0.36(4)               23.51
  For the fiscal year ended March 31, 2003                         1.44                     0.43                  52.98
  For the fiscal year ended March 31, 2002                         0.92                     0.75                  20.60
  For the fiscal year ended March 31, 2001                         1.65                     1.50                  60.46
  For the fiscal year ended March 31, 2000                         0.98                     1.77                  55.66
  For the fiscal year ended March 31, 1999                         1.08                     1.46                  38.27

----------
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.

                                                               NET                              NET                           NET
                                                              ASSET                         REALIZED AND   DISTRIBUTIONS     ASSET
                                                             VALUE,           NET            UNREALIZED       FROM NET      VALUE,
                                                            BEGINNING      INVESTMENT      GAIN/(LOSS) ON     REALIZED      END OF
                                                            OF PERIOD  INCOME/(LOSS)*(1)  INVESTMENTS*(2)  CAPITAL GAINS    PERIOD
                                                           ----------  -----------------  ---------------  -------------   --------
SMALL CAP VALUE PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)   $  12.90       $  (0.01)          $  3.20              --      $  16.09
  For the fiscal year ended March 31, 2003                     20.39           0.04             (6.47)       $  (1.06)        12.90
  For the fiscal year ended March 31, 2002                     18.13          (0.04)             3.30           (1.00)        20.39
  For the fiscal year ended March 31, 2001                     23.10          (0.14)            (2.61)          (2.22)        18.13
  For the fiscal year ended March 31, 2000                     17.93          (0.15)             6.69           (1.37)        23.10
  For the fiscal year ended March 31, 1999                     23.65          (0.13)            (4.65)          (0.94)        17.93
CLASS B
  For the six months ended September 30, 2003 (unaudited)      12.40          (0.05)             3.08              --         15.43
  For the fiscal year ended March 31, 2003                     19.82          (0.04)            (6.32)          (1.06)        12.40
  For the fiscal year ended March 31, 2002                     17.76          (0.12)             3.18           (1.00)        19.82
  For the fiscal year ended March 31, 2001                     22.80          (0.20)            (2.62)          (2.22)        17.76
  For the fiscal year ended March 31, 2000                     17.71          (0.24)             6.60           (1.27)        22.80
  For the fiscal year ended March 31, 1999                     23.48          (0.16)            (4.67)          (0.94)        17.71
CLASS C
  For the six months ended September 30, 2003 (unaudited)      12.42          (0.05)             3.08              --         15.45
  For the fiscal year ended March 31, 2003                     19.83          (0.04)            (6.31)          (1.06)        12.42
  For the fiscal year ended March 31, 2002                     17.77          (0.12)             3.18           (1.00)        19.83
  For the fiscal year ended March 31, 2001                     22.80          (0.22)            (2.59)          (2.22)        17.77
  For the fiscal year ended March 31, 2000                     17.70          (0.26)             6.62           (1.26)        22.80
  For the fiscal year ended March 31, 1999                     23.48          (0.26)            (4.58)          (0.94)        17.70
CLASS Y
  For the six months ended September 30, 2003 (unaudited)      13.20           0.04              3.25              --         16.49
  For the fiscal year ended March 31, 2003                     20.73           0.12             (6.59)          (1.06)        13.20
  For the fiscal year ended March 31, 2002                     18.34           0.05              3.34           (1.00)        20.73
  For the fiscal year ended March 31, 2001                     23.23          (0.03)            (2.64)          (2.22)        18.34
  For the fiscal year ended March 31, 2000                     18.03          (0.05)             6.72           (1.47)        23.23
  For the fiscal year ended March 31, 1999                     23.65          (0.02)            (4.66)          (0.94)        18.03

----------
  * Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and related reimbursements, if any.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.

The accompanying notes are an integral part of the financial statements.

                                                                  TOTAL       NET ASSETS,            RATIO OF
                                                               INVESTMENT    END OF PERIOD         EXPENSES TO
                                                                RETURN(3)   (000'S OMITTED)   AVERAGE NET ASSETS(1)
                                                               ----------   ---------------   ---------------------
SMALL CAP VALUE PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)         24.73%       $  14,440             1.57%(4)
  For the fiscal year ended March 31, 2003                       (31.94)          12,771             1.50
  For the fiscal year ended March 31, 2002                        18.51           23,902             1.50
  For the fiscal year ended March 31, 2001                       (11.64)          17,194             1.50
  For the fiscal year ended March 31, 2000                        38.21           24,086             1.50
  For the fiscal year ended March 31, 1999                       (20.26)          18,520             1.50
CLASS B
  For the six months ended September 30, 2003 (unaudited)         24.44            5,988             2.07(4)
  For the fiscal year ended March 31, 2003                       (32.52)           4,975             2.00
  For the fiscal year ended March 31, 2002                        17.76            6,944             2.00
  For the fiscal year ended March 31, 2001                       (12.12)           4,301             2.00
  For the fiscal year ended March 31, 2000                        37.53            4,030             2.00
  For the fiscal year ended March 31, 1999                       (20.63)           2,716             2.00
CLASS C
  For the six months ended September 30, 2003 (unaudited)         24.40           10,890             2.07(4)
  For the fiscal year ended March 31, 2003                       (32.45)           9,204             2.00
  For the fiscal year ended March 31, 2002                        17.75           16,112             2.00
  For the fiscal year ended March 31, 2001                       (12.07)          11,460             2.00
  For the fiscal year ended March 31, 2000                        37.54           13,399             2.00
  For the fiscal year ended March 31, 1999                       (20.67)          11,112             2.00
CLASS Y
  For the six months ended September 30, 2003 (unaudited)         24.92           22,835             1.07(4)
  For the fiscal year ended March 31, 2003                       (31.59)          20,726             1.00
  For the fiscal year ended March 31, 2002                        19.02           34,834             1.00
  For the fiscal year ended March 31, 2001                       (11.22)          33,449             1.00
  For the fiscal year ended March 31, 2000                        38.86           31,091             1.00
  For the fiscal year ended March 31, 1999                       (19.84)          24,087             1.00

                                                                                         INCREASE/(DECREASE)
                                                                                            REFLECTED IN
                                                                   RATIO OF                  EXPENSE AND
                                                                NET INVESTMENT      NET INVESTMENT INCOME/(LOSS)    PORTFOLIO
                                                               INCOME/(LOSS) TO       RATIOS DUE TO WAIVERS AND     TURNOVER
                                                            AVERAGE NET ASSETS(1)      RELATED REIMBURSEMENTS         RATE
                                                            ---------------------   ----------------------------   ----------
SMALL CAP VALUE PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)         (0.15)%(4)                  0.47%(4)               42.34%
  For the fiscal year ended March 31, 2003                         0.23                       0.48                   92.42
  For the fiscal year ended March 31, 2002                        (0.24)                      0.53                   75.76
  For the fiscal year ended March 31, 2001                        (0.63)                      1.02                   65.32
  For the fiscal year ended March 31, 2000                        (0.75)                      0.65                   65.85
  For the fiscal year ended March 31, 1999                        (0.60)                      0.65                   84.12
CLASS B
  For the six months ended September 30, 2003 (unaudited)         (0.65)(4)                   0.47(4)                42.34
  For the fiscal year ended March 31, 2003                        (0.26)                      0.48                   92.42
  For the fiscal year ended March 31, 2002                        (0.74)                      0.53                   75.76
  For the fiscal year ended March 31, 2001                        (1.14)                      1.02                   65.32
  For the fiscal year ended March 31, 2000                        (1.24)                      0.65                   65.85
  For the fiscal year ended March 31, 1999                        (1.10)                      0.65                   84.12
CLASS C
  For the six months ended September 30, 2003 (unaudited)         (0.65)(4)                   0.47(4)                42.34
  For the fiscal year ended March 31, 2003                        (0.27)                      0.48                   92.42
  For the fiscal year ended March 31, 2002                        (0.74)                      0.53                   75.76
  For the fiscal year ended March 31, 2001                        (1.14)                      1.02                   65.32
  For the fiscal year ended March 31, 2000                        (1.24)                      0.65                   65.85
  For the fiscal year ended March 31, 1999                        (1.10)                      0.65                   84.12
CLASS Y
  For the six months ended September 30, 2003 (unaudited)          0.37(4)                    0.47(4)                42.34
  For the fiscal year ended March 31, 2003                         0.74                       0.48                   92.42
  For the fiscal year ended March 31, 2002                         0.26                       0.53                   75.76
  For the fiscal year ended March 31, 2001                        (0.13)                      1.02                   65.32
  For the fiscal year ended March 31, 2000                        (0.24)                      0.65                   65.85
  For the fiscal year ended March 31, 1999                        (0.10)                      0.65                   84.12

----------
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.

                                                               NET                          NET                            NET
                                                              ASSET                     REALIZED AND    DISTRIBUTIONS     ASSET
                                                             VALUE,         NET          UNREALIZED        FROM NET       VALUE,
                                                            BEGINNING    INVESTMENT    GAIN/(LOSS) ON      REALIZED       END OF
                                                            OF PERIOD     LOSS*(1)    INVESTMENTS*(2)   CAPITAL GAINS     PERIOD
                                                           ----------   -----------   ---------------   -------------   ----------
ALPHA GROWTH PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)   $  15.57           --        $   2.61               --       $  18.18
  For the fiscal year ended March 31, 2003                     18.84     $  (0.02)          (3.25)              --          15.57
  For the fiscal year ended March 31, 2002                     16.75        (0.03)           2.12               --          18.84
  For the fiscal year ended March 31, 2001                     21.21        (0.09)          (4.37)              --          16.75
  For the fiscal year ended March 31, 2000                     17.32        (0.07)           3.96               --          21.21
  For the fiscal year ended March 31, 1999                     13.40        (0.07)           4.01         $  (0.02)         17.32
CLASS B
  For the six months ended September 30, 2003 (unaudited)      15.17        (0.04)           2.55               --          17.68
  For the fiscal year ended March 31, 2003                     18.41        (0.08)          (3.16)              --          15.17
  For the fiscal year ended March 31, 2002                     16.46        (0.06)           2.01               --          18.41
  For the fiscal year ended March 31, 2001                     20.93        (0.17)          (4.30)              --          16.46
  For the fiscal year ended March 31, 2000                     17.18        (0.16)           3.91               --          20.93
  For the fiscal year ended March 31, 1999                     13.38        (0.13)           3.95            (0.02)         17.18
CLASS C
  For the six months ended September 30, 2003 (unaudited)      15.19        (0.04)           2.55               --          17.70
  For the fiscal year ended March 31, 2003                     18.42        (0.06)          (3.17)              --          15.19
  For the fiscal year ended March 31, 2002                     16.46        (0.06)           2.02               --          18.42
  For the fiscal year ended March 31, 2001                     20.94        (0.17)          (4.31)              --          16.46
  For the fiscal year ended March 31, 2000                     17.19        (0.18)           3.93               --          20.94
  For the fiscal year ended March 31, 1999                     13.38        (0.13)           3.96            (0.02)         17.19

----------
  * Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and related reimbursements, if any.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.

The accompanying notes are an integral part of the financial statements.

                                                              TOTAL        NET ASSETS,            RATIO OF
                                                            INVESTMENT    END OF PERIOD         EXPENSES TO
                                                            RETURN(3)    (000'S OMITTED)   AVERAGE NET ASSETS(1)
                                                           -----------   ---------------   ---------------------
ALPHA GROWTH PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)     16.76%        $  63,918             1.40%(4)
  For the fiscal year ended March 31, 2003                   (17.36)           39,817             1.40
  For the fiscal year ended March 31, 2002                    12.48            23,176             1.40
  For the fiscal year ended March 31, 2001                   (21.03)           17,316             1.40
  For the fiscal year ended March 31, 2000                    22.46            22,580             1.40
  For the fiscal year ended March 31, 1999                    29.47             6,542             1.40
CLASS B
  For the six months ended September 30, 2003 (unaudited)     16.55            24,681             1.90(4)
  For the fiscal year ended March 31, 2003                   (17.60)           16,059             1.90
  For the fiscal year ended March 31, 2002                    11.85             9,061             1.90
  For the fiscal year ended March 31, 2001                   (21.36)            7,441             1.90
  For the fiscal year ended March 31, 2000                    21.83             9,124             1.90
  For the fiscal year ended March 31, 1999                    28.61             4,460             1.90
CLASS C
  For the six months ended September 30, 2003 (unaudited)     16.52            22,995             1.90(4)
  For the fiscal year ended March 31, 2003                   (17.54)           13,236             1.90
  For the fiscal year ended March 31, 2002                    11.91             6,546             1.90
  For the fiscal year ended March 31, 2001                   (21.40)            4,973             1.90
  For the fiscal year ended March 31, 2000                    21.81             6,398             1.90
  For the fiscal year ended March 31, 1999                    28.69             3,304             1.90

                                                                                      INCREASE/(DECREASE)
                                                                                          REFLECTED IN
                                                                  RATIO OF                EXPENSE AND
                                                               NET INVESTMENT         NET INVESTMENT LOSS       PORTFOLIO
                                                                  LOSS TO          RATIOS DUE TO WAIVERS AND     TURNOVER
                                                           AVERAGE NET ASSETS(1)     RELATED REIMBURSEMENTS        RATE
                                                           ---------------------   -------------------------   -----------
ALPHA GROWTH PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)        (0.01)%(4)                 0.34%(4)               0.00%
  For the fiscal year ended March 31, 2003                       (0.15)                     0.56                 185.33
  For the fiscal year ended March 31, 2002                       (0.42)                     1.06                  82.40
  For the fiscal year ended March 31, 2001                       (0.46)                     0.97                  81.37
  For the fiscal year ended March 31, 2000                       (0.63)                     1.33                  56.26
  For the fiscal year ended March 31, 1999                       (0.57)                     2.89                  84.49
CLASS B
  For the six months ended September 30, 2003 (unaudited)        (0.51)(4)                  0.34(4)                0.00
  For the fiscal year ended March 31, 2003                       (0.65)                     0.56                 185.33
  For the fiscal year ended March 31, 2002                       (0.92)                     1.06                  82.40
  For the fiscal year ended March 31, 2001                       (0.96)                     0.97                  81.37
  For the fiscal year ended March 31, 2000                       (1.11)                     1.33                  56.26
  For the fiscal year ended March 31, 1999                       (1.07)                     2.89                  84.49
CLASS C
  For the six months ended September 30, 2003 (unaudited)        (0.51)(4)                  0.34(4)                0.00
  For the fiscal year ended March 31, 2003                       (0.63)                     0.56                 185.33
  For the fiscal year ended March 31, 2002                       (0.92)                     1.06                  82.40
  For the fiscal year ended March 31, 2001                       (0.96)                     0.97                  81.37
  For the fiscal year ended March 31, 2000                       (1.09)                     1.33                  56.26
  For the fiscal year ended March 31, 1999                       (1.07)                     2.89                  84.49

----------
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.

                                                                   NET                                    NET
                                                                  ASSET                              REALIZED AND
                                                                  VALUE,            NET               UNREALIZED
                                                                BEGINNING        INVESTMENT         GAIN/(LOSS) ON
                                                                OF PERIOD    INCOME/(LOSS)**(1)     INVESTMENTS**(2)
                                                               -----------   ------------------    -----------------
INTERNATIONAL EQUITY PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)***    $  10.31          $  0.04             $   2.10
  For the fiscal year ended March 31, 2003                         14.64             0.07                (4.40)
  For the fiscal year ended March 31, 2002                         17.55            (0.04)               (2.87)
  For the fiscal year ended March 31, 2001                         27.84            (0.06)               (9.92)
  For the fiscal year ended March 31, 2000                         15.14            (0.05)               12.98
  For the fiscal year ended March 31, 1999                         13.77            (0.03)                1.40
CLASS B
  For the six months ended September 30, 2003 (unaudited)***       10.02               --                 2.10
  For the fiscal year ended March 31, 2003                         14.32             0.01                (4.31)
  For the fiscal year ended March 31, 2002                         17.26            (0.12)               (2.82)
  For the fiscal year ended March 31, 2001                         27.52            (0.18)               (9.77)
  For the fiscal year ended March 31, 2000                         15.05            (0.10)               12.80
  For the fiscal year ended March 31, 1999                         13.75            (0.02)                1.32
CLASS C
  For the six months ended September 30, 2003 (unaudited)***       10.03               --                 2.10
  For the fiscal year ended March 31, 2003                         14.32             0.01                (4.30)
  For the fiscal year ended March 31, 2002                         17.25            (0.10)               (2.83)
  For the fiscal year ended March 31, 2001                         27.52            (0.15)               (9.81)
  For the fiscal year ended March 31, 2000                         15.05            (0.09)               12.79
  For the fiscal year ended March 31, 1999                         13.75            (0.02)                1.32
CLASS Y
  For the six months ended September 30, 2003 (unaudited)***       10.42             0.04                 2.21
  For the fiscal year ended March 31, 2003                         14.69             0.12                (4.39)
  For the period July 5, 2001* through March 31, 2002              16.75             0.06                (2.12)

                                                                DIVIDENDS     DISTRIBUTIONS
                                                                FROM NET        FROM NET
                                                               INVESTMENT       REALIZED
                                                                 INCOME       CAPITAL GAINS
                                                               -----------    -------------
CLASS A
  For the six months ended September 30, 2003 (unaudited)***        --                --
  For the fiscal year ended March 31, 2003                          --                --
  For the fiscal year ended March 31, 2002                          --                --
  For the fiscal year ended March 31, 2001                          --           $ (0.31)
  For the fiscal year ended March 31, 2000                          --             (0.23)
  For the fiscal year ended March 31, 1999                          --+               --
CLASS B
  For the six months ended September 30, 2003 (unaudited)***        --                --
  For the fiscal year ended March 31, 2003                          --                --
  For the fiscal year ended March 31, 2002                          --                --
  For the fiscal year ended March 31, 2001                          --             (0.31)
  For the fiscal year ended March 31, 2000                          --             (0.23)
  For the fiscal year ended March 31, 1999                          --+               --
CLASS C
  For the six months ended September 30, 2003 (unaudited)***        --                --
  For the fiscal year ended March 31, 2003                          --                --
  For the fiscal year ended March 31, 2002                          --                --
  For the fiscal year ended March 31, 2001                          --             (0.31)
  For the fiscal year ended March 31, 2000                          --             (0.23)
  For the fiscal year ended March 31, 1999                          --+               --
CLASS Y
  For the six months ended September 30, 2003 (unaudited)***        --                --
  For the fiscal year ended March 31, 2003                          --                --
  For the period July 5, 2001* through March 31, 2002               --                --

----------
  * Commencement of initial public offering.
 ** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions, except where noted.
*** Calculated based on average shares outstanding.
  + Amount is less than $0.01 per share.
(1) Reflects waivers and related reimbursements, if any.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.

The accompanying notes are an integral part of the financial statements.

                                                                  NET
                                                                 ASSET
                                                                 VALUE,       TOTAL         NET ASSETS,           RATIO OF
                                                                 END OF     INVESTMENT     END OF PERIOD         EXPENSES TO
                                                                 PERIOD      RETURN(3)    (000'S OMITTED)   AVERAGE NET ASSETS(1)
                                                               ---------   -----------    --------------    ----------------------
INTERNATIONAL EQUITY PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)***    $  12.45       20.76%        $  14,204              1.75%(5)
  For the fiscal year ended March 31, 2003                         10.31      (29.58)           20,518              1.75
  For the fiscal year ended March 31, 2002                         14.64      (16.58)           31,455              1.75
  For the fiscal year ended March 31, 2001                         17.55      (35.99)           54,096              1.75
  For the fiscal year ended March 31, 2000                         27.84       85.67            61,508              1.75
  For the fiscal year ended March 31, 1999                         15.14        9.97             8,299              1.75
CLASS B
  For the six months ended September 30, 2003 (unaudited)***       12.12       20.96             4,843              2.25(5)
  For the fiscal year ended March 31, 2003                         10.02      (30.03)            4,218              2.25
  For the fiscal year ended March 31, 2002                         14.32      (17.03)            7,751              2.25
  For the fiscal year ended March 31, 2001                         17.26      (36.30)           11,754              2.25
  For the fiscal year ended March 31, 2000                         27.52       84.66            15,656              2.25
  For the fiscal year ended March 31, 1999                         15.05        9.48             3,156              2.25
CLASS C
  For the six months ended September 30, 2003 (unaudited)***       12.13       20.94            15,620              2.25(5)
  For the fiscal year ended March 31, 2003                         10.03      (29.96)           13,257              2.25
  For the fiscal year ended March 31, 2002                         14.32      (16.99)           21,025              2.25
  For the fiscal year ended March 31, 2001                         17.25      (36.34)           25,833              2.25
  For the fiscal year ended March 31, 2000                         27.52       84.65            18,238              2.25
  For the fiscal year ended March 31, 1999                         15.05        9.48             2,926              2.25
CLASS Y
  For the six months ended September 30, 2003 (unaudited)***       12.67       21.59            31,736              1.25(5)
  For the fiscal year ended March 31, 2003                         10.42      (29.07)           16,468              1.25
  For the period July 5, 2001* through March 31, 2002              14.69      (12.30)(4)        21,614              1.25(4)(5)

                                                                                           INCREASE/(DECREASE)
                                                                                               REFLECTED IN
                                                                      RATIO OF                  EXPENSE AND
                                                                   NET INVESTMENT      NET INVESTMENT INCOME/(LOSS)    PORTFOLIO
                                                                  INCOME/(LOSS) TO      RATIOS DUE TO WAIVERS AND      TURNOVER
                                                               AVERAGE NET ASSETS(1)      RELATED REIMBURSEMENTS         RATE
                                                               ---------------------   ----------------------------   -----------
INTERNATIONAL EQUITY PORTFOLIO
CLASS A
  For the six months ended September 30, 2003 (unaudited)***           0.76%(5)                  0.61%(5)               101.16%
  For the fiscal year ended March 31, 2003                             0.55                      0.57                   147.32
  For the fiscal year ended March 31, 2002                            (0.09)                     0.57                   168.32
  For the fiscal year ended March 31, 2001                            (0.31)                     0.53                   168.04
  For the fiscal year ended March 31, 2000                            (0.77)                     1.12                    96.36
  For the fiscal year ended March 31, 1999                             0.05                      2.38                   114.68
CLASS B
  For the six months ended September 30, 2003 (unaudited)***          (0.06)(5)                  0.61(5)                101.16
  For the fiscal year ended March 31, 2003                             0.07                      0.57                   147.32
  For the fiscal year ended March 31, 2002                            (0.59)                     0.57                   168.32
  For the fiscal year ended March 31, 2001                            (0.81)                     0.53                   168.04
  For the fiscal year ended March 31, 2000                            (1.27)                     1.12                    96.36
  For the fiscal year ended March 31, 1999                            (0.45)                     2.38                   114.68
CLASS C
  For the six months ended September 30, 2003 (unaudited)***          (0.07)(5)                  0.61(5)                101.16
  For the fiscal year ended March 31, 2003                             0.05                      0.57                   147.32
  For the fiscal year ended March 31, 2002                            (0.59)                     0.57                   168.32
  For the fiscal year ended March 31, 2001                            (0.81)                     0.53                   168.04
  For the fiscal year ended March 31, 2000                            (1.27)                     1.12                    96.36
  For the fiscal year ended March 31, 1999                            (0.45)                     2.38                   114.68
CLASS Y
  For the six months ended September 30, 2003 (unaudited)***           0.71(5)                   0.61(5)                101.16
  For the fiscal year ended March 31, 2003                             1.05                      0.57                   147.32
  For the period July 5, 2001* through March 31, 2002                  0.55(4)(5)                0.51(4)(5)             168.32

----------
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) The total investment return and ratios for a class of shares are not necessarily comparable to those of any other outstanding class of shares, due to the timing differences in the commencement of initial public offerings.
(5) Annualized.

                             THE BEAR STEARNS FUNDS

                               S&P STARS PORTFOLIO
                        S&P STARS OPPORTUNITIES PORTFOLIO
                            THE INSIDERS SELECT FUND
                            INTRINSIC VALUE PORTFOLIO
                            SMALL CAP VALUE PORTFOLIO
                             ALPHA GROWTH PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Bear Stearns Funds (the "Fund") was organized as a Massachusetts business trust on September 29, 1994 and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund currently consists of ten separate portfolios: six diversified portfolios, Prime Money Market Portfolio, Intrinsic Value Portfolio ("Intrinsic Value"), Small Cap Value Portfolio ("Small Cap"), International Equity Portfolio ("International Equity"), High Yield Total Return Portfolio and Income Portfolio, and four non-diversified portfolios, The Insiders Select Fund ("Insiders Select"), Alpha Growth Portfolio ("Alpha Growth"), S&P STARS Portfolio ("S&P STARS") and S&P STARS Opportunities Portfolio ("S&P STARS Opportunities") (each a "Portfolio" and collectively the "Portfolios"). As of the date hereof, each Portfolio offers four classes of shares, which have been designated as Class A, B, C and Y shares (except the Prime Money Market Portfolio which only offers shares designated as Class Y). Class Y shares of Alpha Growth have not commenced its initial public offering. Each Portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one Portfolio is not deemed to be a shareholder of any other Portfolio.

MANAGEMENT ESTIMATES--The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION--Each Portfolio calculates the net asset value of and completes orders to purchase or repurchase its shares of beneficial interest as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") (generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading.

Equity securities, including written covered call options, are valued each business day at the last sale price as of the close of regular trading on the Exchange by one or more independent pricing services ("Pricing Services") approved by the Board of Trustees (the "Board"). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Fund's Board deems in good faith to reflect the fair value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a Pricing Service approved by the Fund's Board, are valued at fair value as determined in good faith by Bear Stearns Asset Management Inc.'s ("BSAM" or the "Adviser") Valuation Committee, pursuant to procedures approved by the Fund's Board. The Board reviews the methods of valuation quarterly.

Short-term investments (those acquired with remaining maturities of 60 days or less) are valued at cost, plus or minus any amortized discount or premium, which approximates market value.

Expenses and fees, including the respective investment advisory, administration, distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares. Because of the differences in operating expenses incurred by each class, the per share net asset value of each class may differ.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses from securities and foreign currency related transactions, if any, are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Each Portfolio's net investment income (other than distribution and service fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

SHORT SELLING--When the Portfolio makes a short sale, an amount equal to the proceeds received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the short sale. Until the Portfolio replaces the borrowed security, the Portfolio will maintain a segregated account with cash, U.S. government securities or other liquid securities sufficient to cover its short position on a daily basis. Short sales represent obligations of the Portfolio to make future delivery of specific securities and correspondingly create an obligation to purchase the security at market prices prevailing at the later delivery date (or to deliver the security if already owned by the Portfolio). Upon the termination of a short sale, the Portfolio will recognize a gain, limited to the price at which the Portfolio sold the security short, if the market price is less than the proceeds originally received. The Portfolio will recognize a loss, unlimited in magnitude, if the market price at termination is greater than the proceeds originally received. As a result, short sales create the risk that the Portfolio's ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received or the liability recorded in the financial statements.

S&P STARS and S&P STARS Opportunities are the only Portfolios that have engaged in short sales for the six months ended September 30, 2003.

S&P STARS has segregated sufficient liquid assets in a separate account as collateral for open short sales. Securities sold short at September 30, 2003 for S&P STARS were as follows:

                                                                     MARKET        UNREALIZED
SECURITY                                        PROCEEDS             VALUE            GAIN
--------                                      -------------      -------------    -------------
ADTRAN, Inc.                                  $   7,323,020      $   6,729,800    $     593,220
Eastman Kodak Co.                                 9,149,318          6,700,800        2,448,518
Level 3 Communications, Inc.                      5,492,739          4,336,000        1,156,739
Metro One Telecommunications, Inc.                2,171,147          1,635,600          535,547
Robert Half International, Inc.                   8,275,858          7,800,000          475,858
                                              -------------      -------------    -------------
Total                                         $  32,412,082      $  27,202,200    $   5,209,882
                                              =============      =============    =============

S&P STARS Opportunities has segregated sufficient liquid assets in a separate account as collateral for open short sales. Securities sold short at September 30, 2003 for S&P STARS Opportunities were as follows:

                                                                     MARKET        UNREALIZED
SECURITY                                        PROCEEDS             VALUE         GAIN/(LOSS)
--------                                      -------------      -------------    -------------
ADTRAN, Inc.                                  $     206,856      $     183,540    $      23,316
Cincinnati Bell Inc.                                183,743            152,700           31,043
Cummins, Inc.                                       316,503            311,010            5,493
Dillard's, Inc., Class A                            287,462            279,600            7,862
Four Seasons Hotel Inc.                             182,224            298,860         (116,636)
Potlatch Corp.                                      309,688            356,640          (46,952)
                                              -------------      -------------    -------------
Total                                         $   1,486,476      $   1,582,350    $     (95,874)
                                              =============      =============    =============

SECURITIES LENDING--Loans of securities are required to be initially secured by collateral at least equal to 100% of the market value of the securities on loan and maintained at a level at least equal to the value of loaned securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios. The market value of securities on loan to brokers at September 30, 2003, were as follows:

                                                               MARKET VALUE OF
PORTFOLIO                                                    SECURITIES ON LOAN
---------                                                    ------------------
S&P STARS                                                      $  28,254,619
Small Cap                                                          5,446,810

In addition, Insiders Select, Intrinsic Value and Alpha Growth engaged in security lending transactions during the six months ended September 30, 2003, although no securities were outstanding as of September 30, 2003. All such income is included in the Statements of Operations. No other Portfolios had security lending transactions during the six months ended September 30, 2003.

Pursuant to an exemptive order received from the Securities and Exchange Commission (the "Order"), Custodial Trust Company ("CTC"), a wholly-owned subsidiary of The Bear Stearns Companies Inc. and custodian to each of the Portfolios, and an affiliate of BSAM, Bear Stearns Funds Management Inc. ("BSFM" or the "Administrator") and Bear, Stearns & Co. Inc., ("Bear Stearns" or the "Distributor") served as the securities lending agent for the Portfolios and, subject to the Order, participated in the lending income earned by the Portfolios. During the period, CTC has been compensated approximately $9,588, $7, $109, $219 and $15 from S&P STARS, Insiders Select, Intrinsic Value, Small Cap and Alpha Growth, respectively. In addition, the Order permits (subject to limitations) a Portfolio to loan securities to its affiliates. During the period, Bear Stearns Securities Corp., an affiliate to the Portfolios received rebates in connection with such loans amounting to $28,374, $79, $19 and $2,338 for S&P STARS, Insiders Select, Intrinsic Value and Small Cap, respectively.

FOREIGN CURRENCY TRANSLATION--The books and records of the Portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statements of Operations.

The Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. However, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. federal income tax regulations; such amount, if any, is categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The Portfolios may enter into forward foreign currency exchange contracts ("forward currency contracts") to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. Forward currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the current contract at the time it was opened and the value at the time it was closed. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. For the six months ended September 30, 2003, only International Equity entered into such forward currency contracts. International Equity did not have any open forward currency contracts at September 30, 2003.

U.S. FEDERAL TAX STATUS--Each Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, each Portfolio intends not to be subject to a U.S. federal excise tax.

At March 31, 2003, the Portfolios indicated below had capital loss carryforwards available as a reduction, to the extent provided in regulations, of any future net capital gains realized before the end of fiscal year 2011. To the extent that the capital loss carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. The Portfolios which had capital loss carryforwards at March 31, 2003 were as follows:

                                                                        AMOUNT EXPIRING IN
                                      GROSS CAPITAL LOSS   ---------------------------------------------
PORTFOLIO                               CARRYFORWARDS          2009            2010            2011
---------                             ------------------   -------------   -------------   -------------
S&P STARS                             $      845,563,457   $  75,578,722   $ 224,199,591   $ 545,785,144
S&P STARS Opportunities                        9,462,013              --              --       9,462,013
Insiders Select                                1,100,678              --              --       1,100,678
Intrinsic Value                                  880,718              --              --         880,718
Small Cap                                      6,119,606              --              --       6,119,606
Alpha Growth                                     325,792              --         325,792              --
International Equity                          54,100,556      11,036,571      22,469,555      20,594,430

For U.S. federal income tax purposes, net realized capital losses or foreign exchange losses incurred after October 31, 2002, within the prior fiscal year are deemed to arise on the first day of the current fiscal year. S&P STARS, S&P STARS Opportunities, Insiders Select, Intrinsic Value, Small Cap, Alpha Growth and International Equity incurred and elected to defer such losses of $143,733,495, $3,721,067, $396,043, $1,756,533, $3,727,397, $1,021,848 and
$6,115,800, respectively.

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation and net unrealized appreciation of investments at September 30, 2003 for each Portfolio were as follows:

                                                            GROSS             GROSS             NET
PORTFOLIO                                  COST          APPRECIATION      DEPRECIATION    APPRECIATION
---------                             ----------------   -------------    --------------   -------------
S&P STARS                             $  1,378,241,486   $ 162,179,391    $ (119,302,626)  $  42,876,765
S&P STARS Opportunities                     49,676,290       6,606,089          (988,872)      5,617,217
Insiders Select                             31,143,489       4,157,811        (2,725,798)      1,432,013
Intrinsic Value                             90,560,739       9,183,004        (3,543,897)      5,639,107
Small Cap                                   51,400,092       6,260,466        (2,904,781)      3,355,685
Alpha Growth                               102,724,646      14,286,822        (3,703,919)     10,582,903
International Equity                        57,268,644      10,022,688          (335,699)      9,686,989

DIVIDENDS AND DISTRIBUTIONS--Each Portfolio intends to distribute at least annually to shareholders substantially all of its net investment income. Distribution of net realized gains, if any, will be declared and paid at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

FOREIGN WITHHOLDING TAXES--Income received from sources outside of the United States may be subject to withholding and other taxes imposed by countries other than the United States.

OTHER--Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States.

TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the six months ended September 30, 2003, BSAM, a wholly owned subsidiary of The Bear Stearns Companies Inc., served as investment adviser pursuant to an Investment Advisory Agreement with respect to each Portfolio. Under the terms of the Investment Advisory Agreement, each Portfolio, except Insiders Select, has agreed to pay BSAM a monthly fee at the annual rate of 0.75% of average daily net assets for S&P STARS, S&P STARS Opportunities, Intrinsic Value and Small Cap, 0.65% of average daily net assets for Alpha Growth, and 1.00% of average daily net assets for International Equity.

For Insiders Select, BSAM is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 1.00% of the Portfolio's average daily net assets. In addition, BSAM is entitled to a monthly performance adjustment fee which may increase or decrease the total advisory fee by up to 0.50% per year of the value of Insiders Select's average daily net assets. For the six months ended, September 30, 2003, the performance adjustment fee decreased the total advisory fee by $69,258 or 0.44% based on the value of Insider Select's average daily net assets due to underperformance of such Portfolio on a trailing 12-month basis in comparison to the performance of the S&P MidCap 400 Index, the Portfolio's benchmark index, for the six months ended September 30, 2003. As a result the annual rate was adjusted to 0.56% before any reduction for fee waivers or expense reimbursements.

BSAM has engaged Marvin & Palmer Associates, Inc. ("Marvin & Palmer") as International Equity's sub-investment adviser to manage the Portfolio's day-to-day investment activities. Marvin & Palmer is entitled to receive a monthly fee from BSAM (not the Portfolio) calculated on an annual basis equal to 0.20% of the Portfolio's total average daily net assets to the extent the Portfolio's average daily net assets are in excess of $25 million and below $50 million at the relevant month end, 0.45% of the Portfolio's total average daily net assets to the extent the Portfolio's average daily net assets are in excess of $50 million and below $65 million at the relevant month end and 0.60% of the Portfolio's total average daily net assets to the extent the Portfolio's net assets in excess of $65 million at the relevant month end. For the six months ended September 30, 2003, Marvin & Palmer earned a fee of $55,496.

For the six months ended September 30, 2003, BSFM served as administrator to each Portfolio pursuant to an Administration Agreement. BSFM is entitled to receive from each Portfolio a monthly fee equal to an annual rate of 0.15% of each Portfolio's average daily net assets up to $1 billion, 0.12% of the next $1 billion, 0.10% of the next $3 billion and 0.08% of the average daily net assets above $5 billion.

For the six months ended September 30, 2003, BSAM has continued its undertaking to limit each Portfolio's total operating expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to a maximum annual level as a percent of each Portfolio's average daily net assets as follows:

PORTFOLIO                             CLASS A SHARES  CLASS B SHARES  CLASS C SHARES  CLASS Y SHARES
---------                             --------------  --------------  --------------  --------------
S&P STARS                                  1.50%          2.00%           2.00%          1.00%
S&P STARS Opportunities                    1.50           2.00            2.00           1.00
Insiders Select                            1.65           2.15            2.15           1.15
Intrinsic Value                            1.50           2.00            2.00           1.00
Small Cap*                                 1.70           2.20            2.20           1.20
Alpha Growth                               1.40           1.90            1.90             --
International Equity                       1.75           2.25            2.25           1.25

----------
  * Prior to August 1, 2003 the expense limitations were 1.50%, 2.00%, 2.00% and 1.00% for Class A, B, C and Y shares, respectively.

As necessary, this limitation is effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended September 30, 2003, the advisory fee waivers and reimbursements of expenses (in order to maintain the expense limitation) were as follows:

PORTFOLIO                                         ADVISORY FEE WAIVERS   EXPENSE REIMBURSEMENTS
---------                                         --------------------   ----------------------
S&P STARS                                             $  1,548,333                     --
S&P STARS Opportunities                                    169,171                     --
Insiders Select                                             89,848             $    9,220
Intrinsic Value                                            145,714                     --
Small Cap                                                  128,191                     --
Alpha Growth                                               158,114                     --
International Equity                                       194,321                     --

The Portfolios will not pay BSAM at a later time for any amounts BSAM may waive, nor will the Portfolios reimburse BSAM for any amounts BSAM may assume.

For the six months ended September 30, 2003, Bear Stearns, an affiliate of the Adviser and the Administrator, earned $536,627, $30,271, $6,459, $8,376, $2,409 and $24,304 in brokerage commissions from portfolio transactions executed on behalf of S&P STARS, S&P STARS Opportunities, Insiders Select, Intrinsic Value, Small Cap and Alpha Growth, respectively.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN

The Portfolios listed below have entered into a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act and a Shareholder Servicing Plan which are as follows:

                                       CLASS A                    CLASS B                     CLASS C
                              -------------------------  -------------------------  -------------------------
                              DISTRIBUTION  SHAREHOLDER  DISTRIBUTION  SHAREHOLDER  DISTRIBUTION  SHAREHOLDER
PORTFOLIO                         PLAN       SERVICING       PLAN       SERVICING       PLAN       SERVICING
---------                     ------------  -----------  ------------  -----------  ------------  -----------
S&P STARS                          0.25%       0.25%        0.75%         0.25%         0.75%        0.25%
S&P STARS Opportunities            0.25        0.25         0.75          0.25          0.75         0.25
Insiders Select                    0.25        0.25         0.75          0.25          0.75         0.25
Intrinsic Value                    0.25        0.25         0.75          0.25          0.75         0.25
Small Cap                          0.25        0.25         0.75          0.25          0.75         0.25
Alpha Growth                       0.25        0.25         0.75          0.25          0.75         0.25
International Equity               0.25        0.25         0.75          0.25          0.75         0.25

Such fees are based on the average daily net assets in each class of the respective Portfolios and are accrued daily and paid quarterly or at such intervals as the Board may determine. The fees paid to Bear Stearns under the Distribution Plan are payable without regard to actual expenses incurred. Bear Stearns uses the distribution fees to pay broker-dealers or other financial institutions whose clients hold each Portfolio's shares and for other distribution-related activities. Bear Stearns uses shareholder servicing fees to pay broker-dealers or other financial institutions that provide personal service in connection with the maintenance of shareholder accounts.

For the six months ended September 30, 2003, the distribution and shareholder servicing fees paid to Bear Stearns under each Plan were as follows:

PORTFOLIO                                                DISTRIBUTION FEES        SHAREHOLDER SERVICING FEES
---------                                                -----------------        --------------------------
S&P STARS                                                  $   3,158,646                 $   1,510,497
S&P STARS Opportunities                                          138,588                        65,011
Insiders Select                                                   78,196                        38,752
Intrinsic Value                                                  139,220                        68,236
Small Cap                                                         79,324                        38,341
Alpha Growth                                                     214,560                       115,706
International Equity                                              93,656                        45,804

In addition, as Distributor of the Portfolios, Bear Stearns collects the sales charges imposed on sales of each Portfolio's Class A shares, and reallows a portion of such charges to dealers through which the sales are made. In addition, Bear Stearns advanced 4.25% and 1.00% in sales commissions on the sale of Class B and C shares, respectively, to dealers at the time of such sales.

For the six months ended September 30, 2003, Bear Stearns has advised each Portfolio that it received the amounts noted below in front-end sales charges resulting from sales of Class A shares and contingent deferred sales charges ("CDSC") upon certain redemptions by Class A, B and C shareholders, respectively. The amounts were as follows:

                                        FRONT-END SALES CHARGES       CDSC             CDSC            CDSC
PORTFOLIO                                   CLASS A SHARES       CLASS A SHARES   CLASS B SHARES  CLASS C SHARES
---------                               -----------------------  --------------   --------------  --------------
S&P STARS                                    $   410,597           $  28,165        $  860,693       $  19,943
S&P STARS Opportunities                           34,697                 312            55,944             419
Insiders Select                                   26,578                  --            22,872             690
Intrinsic Value                                   39,246               1,947            18,847           1,069
Small Cap                                          5,950                  --            11,858             743
Alpha Growth                                     172,432                  14            37,514           1,957
International Equity                               1,392                  --             6,784             631

INVESTMENTS IN SECURITIES

For the six months ended September 30, 2003, aggregate purchases and sales of investment securities (excluding short-term investments) for each Portfolio were as follows:

PORTFOLIO                                                           PURCHASES          SALES
---------                                                        --------------   --------------
S&P STARS                                                        $  854,480,063   $  944,645,019
S&P STARS Opportunities                                              50,752,331       54,714,084
Insiders Select                                                       4,170,936        6,020,010
Intrinsic Value                                                      34,067,266       17,423,200
Small Cap                                                            21,899,506       24,022,272
Alpha Growth                                                         29,808,057               --
International Equity                                                 60,635,012       60,992,613

INVESTMENTS IN AFFILIATES

A summary of transactions for each issuer, which is or was an affiliate at or during the six months ended September 30, 2003, were as follows:

                                              NUMBER OF             CAPITAL         UNREALIZED
PORTFOLIO         AFFILIATE                    SHARES                LOSS              LOSS           VALUE
---------         ---------                   ---------           ----------      --------------  --------------
S&P STARS         Intuitive Surgical, Inc.    1,460,000           $  749,122      $    9,039,876  $   24,352,800
                  SportsLine.com, Inc.        3,870,000                   --          32,520,111       4,876,200

SHARES OF BENEFICIAL INTEREST

Each Portfolio offers Class A, B, C and Y shares. Class A shares are sold with a front-end sales charge of up to 5.50% for each Portfolio. Class B shares are sold with a CDSC of up to 5.00% within six years of purchase. Class C shares are sold with a CDSC of 1.00% within the first year of purchase. There is no sales charge or CDSC on the sale of Class Y shares, which are offered primarily to institutional investors.

Transactions in shares of beneficial interest for each Portfolio were as follows:

                                                           S&P STARS                              S&P STARS OPPORTUNITIES
                                          -------------------------------------------   -------------------------------------------
                                              SALES       REPURCHASES   REINVESTMENTS       SALES       REPURCHASES   REINVESTMENTS
                                          -------------  -------------  -------------   -------------  -------------  -------------
CLASS A
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2003
Shares                                        1,378,170      3,858,041             --         104,683        255,399             --
Value                                     $  25,602,131  $  71,886,612             --   $   1,270,478  $   3,063,645             --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                        3,895,224     19,073,752             --         878,968      1,055,372         30,110
Value                                     $  76,281,246  $ 347,895,463             --   $  10,928,634  $  12,146,430  $     339,034
CLASS B
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2003
Shares                                          650,079      1,638,515             --          54,774        133,777             --
Value                                     $  11,754,761  $  29,383,389             --   $     660,119  $   1,607,335             --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                        1,674,642      8,079,666             --         546,134        627,113         20,418
Value                                     $  31,438,483  $ 143,765,252             --   $   6,865,066  $   7,170,373  $     228,272
CLASS C
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2003
Shares                                          551,151      1,790,882             --          50,792        139,053             --
Value                                     $   9,942,775  $  32,113,696             --   $     618,950  $   1,664,742             --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                        1,707,019      8,417,201             --         532,785        584,820         17,250
Value                                     $  32,256,708  $ 149,851,445             --   $   6,672,259  $   6,669,475  $     193,031
CLASS Y
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2003
Shares                                          583,254        824,803             --           4,972         10,635             --
Value                                     $  11,361,584  $  15,911,865             --   $      56,090  $     120,646             --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                        1,265,616      2,478,336             --          11,479        117,341          1,320
Value                                     $  24,007,292  $  45,739,040             --   $     136,352  $   1,435,304  $      14,944

                                                        INSIDERS SELECT                               INTRINSIC VALUE
                                          -------------------------------------------   -------------------------------------------
                                              SALES       REPURCHASES   REINVESTMENTS       SALES       REPURCHASES   REINVESTMENTS
                                          -------------  -------------  -------------   -------------  -------------  -------------
CLASS A
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2003
Shares                                          103,814        103,925             --         816,163        150,292             --
Value                                     $   1,508,763  $   1,503,378             --   $  14,721,833  $   2,705,384             --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                          381,563        455,090          1,714         513,159        368,820          7,061
Value                                     $   5,369,724  $   6,163,183  $      22,765   $   8,715,103  $   6,017,945  $     114,948
CLASS B
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2003
Shares                                           54,602         80,022             --         174,709         62,272             --
Value                                     $     743,881  $   1,085,878             --   $   3,085,273  $   1,074,071             --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                          383,024        311,664          1,163         496,503        269,735          1,505
Value                                     $   5,327,083  $   3,978,471  $      14,814   $   8,340,638  $   4,238,099  $      23,997
CLASS C
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2003
Shares                                           17,866         55,221             --         326,897         57,668             --
Value                                     $     245,270  $     758,973             --   $   5,828,199  $   1,012,384             --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                          191,683        250,383            802         298,748        223,304          1,770
Value                                     $   2,601,331  $   3,264,497  $      10,211   $   5,076,626  $   3,561,759  $      28,400
CLASS Y
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2003
Shares                                               --          7,146             --         112,123        147,586             --
Value                                                --  $     116,039             --   $   2,021,937  $   2,541,344             --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                              115         10,358             46         537,624        261,360         14,640
Value                                     $       1,500  $     139,094  $         628   $   9,445,991  $   4,224,746  $     239,653

                                                           SMALL CAP                                   ALPHA GROWTH
                                          -------------------------------------------   -------------------------------------------
                                              SALES       REPURCHASES   REINVESTMENTS       SALES       REPURCHASES   REINVESTMENTS
                                          -------------  -------------  -------------   -------------  -------------  --------------
CLASS A
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2003
Shares                                           32,915        125,574             --       1,288,872        330,733             --
Value                                     $     513,000  $   1,879,106             --   $  22,529,261  $   5,780,065             --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                          364,832        625,507         78,806       2,127,629        800,655             --
Value                                     $   6,037,964  $   9,671,143  $   1,102,665   $  35,129,114  $  13,225,130             --
CLASS B
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2003
Shares                                           34,715         47,718             --         471,625        134,766             --
Value                                     $     528,539  $     709,302             --   $   7,987,119  $   2,252,336             --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                          230,356        208,957         29,431         893,338        326,659             --
Value                                     $   3,875,019  $   3,154,162  $     396,144   $  14,555,453  $   5,201,059             --
CLASS C
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2003
Shares                                           38,641         75,005             --         495,679         68,337             --
Value                                     $     582,966  $   1,097,236             --   $   8,466,605  $   1,151,206             --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                          165,696        289,911         52,759         686,358        170,113             --
Value                                     $   2,592,228  $   4,318,724  $     711,205   $  10,995,616  $   2,761,182             --
CLASS Y
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2003
Shares                                          152,324        337,586             --
Value                                     $   2,463,787  $   5,421,728             --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                          291,446        507,414        105,401
Value                                     $   4,634,176  $   7,624,225  $   1,498,805

                                                              INTERNATIONAL EQUITY
                                               -------------------------------------------------
                                                   SALES          REPURCHASES      REINVESTMENTS
                                               --------------    --------------    -------------
CLASS A
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
Shares                                                681,005         1,530,771               --
Value                                          $    7,523,076    $   17,105,974               --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                                950,740         1,108,654               --
Value                                          $   11,728,521    $   13,680,368               --
CLASS B
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
Shares                                                 35,954            57,105               --
Value                                          $      387,924    $      621,002               --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                                 38,380           158,816               --
Value                                          $      492,186    $    1,947,580               --
CLASS C
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
Shares                                                 45,471            79,853               --
Value                                          $      506,905    $      883,300               --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                                101,211           247,980               --
Value                                          $    1,369,054    $    2,869,518               --
CLASS Y
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
Shares                                              1,007,783            82,239               --
Value                                          $   11,084,696    $      979,367               --
FOR THE FISCAL YEAR ENDED MARCH 31, 2003
Shares                                                396,376           287,464               --
Value                                          $    4,834,630    $    3,592,431               --

CREDIT FACILITY

The Fund has entered into a demand promissory note arrangement with JPMorgan Chase Bank (the "Bank") to provide an uncommitted credit facility to the Fund (on behalf of each Portfolio). The credit facility bears interest at the greater of: (i) the rate otherwise in effect for such loan plus 2%, or (ii) that rate of interest from time to time announced by the Bank at its principal office as its prime commercial lending rate plus 2%, with such interest to be payable on demand and upon payment in full of such principal. Each Portfolio, as a fundamental policy, is permitted to borrow in an amount up to 33 1/3% of the value of each Portfolio's total assets. However, each Portfolio intends to borrow money only for temporary or emergency (not leveraging) purposes and only in amounts not to exceed 15% of its net assets.

Each loan is payable on demand or upon termination of this credit facility or on the last day of the interest period and, in any event, not later than 14 days from the date the loan was advanced.

Amounts outstanding under the credit facility during the six months ended September 30, 2003, were as follows:

                                                        MAXIMUM LOAN AMOUNT
PORTFOLIO                     AVERAGE LOAN BALANCE          OUTSTANDING        AVERAGE INTEREST RATE
---------                     --------------------      -------------------    ---------------------
S&P STARS                        $  17,564,364             $  38,685,900                1.63%
Small Cap                               39,336                 2,449,900                1.50
Alpha Growth                               498                    50,000                1.64

S&P STARS had a loan balance of $36,657,700 outstanding under the line of credit facility at September 30, 2003. None of the other Portfolios had any amounts outstanding under the line of credit facility at September 30, 2003.

SUBSEQUENT EVENT

On November 18, 2003, BSAM and The Dreyfus Corporation (with its relevant affiliates, "Dreyfus") announced a strategic arrangement in which Portfolios of The Bear Stearns Funds ("BSF") will merge with new or existing Dreyfus funds that have the same or similar investment objectives (the "Transaction"). If shareholders of the Portfolios approve these mergers, those shareholders will receive shares of the corresponding Dreyfus funds having the same value as their Portfolio shares.

The Transaction (which is described below) has received the approvals of the Board of Trustees of BSF and the Boards of the relevant Dreyfus funds (other than the Board of the Dreyfus fund corresponding to the Income Portfolio). The Transaction is subject to shareholder approval and is expected to close by the end of the second quarter of 2004. The Board of the Dreyfus fund corresponding to the Income Portfolio is expected to consider the relevant merger in the near future.

The S&P STARS Portfolio would reorganize into Dreyfus Premier S&P STARS Fund, a new series of Dreyfus Premier Manager Funds I, a newly established investment company. Upon the closing of the Portfolio's reorganization, Dreyfus will serve as the primary investment adviser to Dreyfus Premier S&P STARS Fund and BSAM will serve as the Fund's sub-adviser.

The S&P STARS Opportunities Portfolio would reorganize into Dreyfus Premier S&P STARS Opportunities Fund, a new series of Dreyfus Premier Manager Funds I. Upon the closing of the Portfolio's reorganization, Dreyfus will serve as the sole investment adviser to Dreyfus Premier S&P STARS Opportunities Fund.

The Insiders Select Fund and the Intrinsic Value Portfolio would reorganize into Dreyfus Premier Intrinsic Value Fund, a newly established series of Dreyfus Premier Manager Funds I. Upon the closing of the proposed reorganization, Dreyfus will serve as the primary investment adviser to Dreyfus Premier Intrinsic Value Fund and BSAM will serve as the Fund's sub-adviser.

The Small Cap Value Portfolio would reorganize into Dreyfus Premier Future Leaders Fund, a series of Dreyfus Growth and Value Funds, Inc. Dreyfus currently serves as the investment adviser of Dreyfus Premier Future Leaders Fund, a currently-operating mutual fund. Upon the closing of the Portfolio's reorganization, Dreyfus will serve as the sole investment adviser to Dreyfus Premier Future Leaders Fund.

The Alpha Growth Portfolio would reorganize into Dreyfus Premier Alpha Growth Fund, a new series of Dreyfus Premier Manager Funds I. Upon the closing of the Portfolio's reorganization, Dreyfus will serve as the primary investment adviser to Dreyfus Premier Alpha Growth Fund and BSAM will serve as the Fund's sub-adviser.

The International Equity Portfolio would reorganize into Dreyfus Premier International Value Fund, a series of Dreyfus Growth and Value Funds, Inc. Dreyfus currently serves as the investment adviser of Dreyfus Premier International Value Fund, a currently-operating mutual fund. Upon the closing of the Portfolio's reorganization, Dreyfus will serve as the sole investment adviser to Dreyfus Premier International Value Fund.

                                   The
                                  Bear Stearns
                                   Funds

              383 MADISON AVENUE, NEW YORK, NY 10179 1.800.766.4111

      Michael Minikes          Chairman of the Board and Trustee
      Barry Sommers            President
      John S. Levy             Trustee
      M. B. Oglesby, Jr.       Trustee
      Robert E. Richardson     Trustee
      Stephen A. Bornstein     Vice President and Secretary
      Frank J. Maresca         Vice President and Treasurer
      Vincent L. Pereira       Assistant Treasurer

      INVESTMENT ADVISER
      Bear Stearns Asset
      Management Inc.
      383 Madison Avenue
      New York, NY 10179

      SUB-ADVISER
      INTERNATIONAL EQUITY
      PORTFOLIO
      Marvin &Palmer
      Associates, Inc.
      1201 N. Market Street
      Suite 2300
      Wilmington, DE 19801

      ADMINISTRATOR
      Bear Stearns Funds
      Management Inc.
      383 Madison Avenue
      New York, NY 10179

      CUSTODIAN
      Custodial Trust Company
      101 Carnegie Center
      Princeton, NJ 08540

      DISTRIBUTOR
      Bear, Stearns & Co. Inc.
      383 Madison Avenue
      New York, NY 10179

      COUNSEL
      Kramer Levin
      Naftalis & Frankel LLP
      919 Third Avenue
      New York, NY 10022

      TRANSFER AND DIVIDEND
      DISBURSEMENT AGENT
      PFPC Inc.
      760 Moore Road
      King of Prussia, PA 19406

      INDEPENDENT AUDITORS
      Deloitte & Touche LLP
      Two World Financial Center
      New York, NY 10281

The financial information included herein is taken from the records of each Portfolio without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Portfolio. It is not authorized for distribution to prospective investors in each Portfolio unless it is preceded or accompanied by a current prospectus which includes details regarding each Portfolio's objectives, policies, sales commissions and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Portfolio will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

"Standard & Poor's(R)" and "S&P(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Bear, Stearns & Co. Inc. S&P STARS Portfolio and S&P STARS Opportunities Portfolio are not sponsored, managed, advised, sold or promoted by Standard & Poor's.

THE BEAR STEARNS FUNDS

Prime Money Market Portfolio

Semi-Annual Report September 30, 2003

[Bear Stearns Logo]

THE BEAR STEARNS FUNDS

Prime Money Market Portfolio

Portfolio of Investments

SEPTEMBER 30, 2003 (unaudited)

PRINCIPAL                                                                     INTEREST/
AMOUNT                                                                        DISCOUNT           MATURITY
(000'S)                                                                        RATE(S)            DATE(S)              VALUE
               CERTIFICATES OF DEPOSIT - 29.09%

               Banks - Domestic - 3.84%
$     30,000   Citibank N.A. [A-1+, P-1]                                    1.060 - 1.065%  10/31/03 - 12/19/03   $    29,999,831
      35,000   State Street Bank & Trust Co. [A-1+, P-1]                    1.100 - 1.250   07/13/04 - 08/30/04        35,000,000
      20,000   Wells Fargo Bank N.A. [A-1+, P-1]                            1.060 - 1.070   10/06/03 - 10/14/03        20,000,000
                                                                                                                       84,999,831

               Banks - Euro - Australia - 1.13%
      25,000   National Australia Bank [A-1+, P-1]                              1.550            12/10/03              25,011,401

               Banks - Euro - France - 1.85%
      41,000   Societe Generale [A-1+, P-1]                                 0.930 - 1.180   10/17/03 - 07/07/04        40,999,374

               Banks - Euro - Germany - 1.49%
      11,000   Deutsche Bank [A-1+, P-1]                                        1.050            10/07/03              10,999,961
      22,000   Landesbank Hessen-Thuringen Girozentrale [A-1+, P-1]         1.320 - 1.400   10/24/03 - 01/29/04        22,010,391
                                                                                                                       33,010,352

               Banks - Euro - Netherlands - 1.31%
      29,000   ING Bank N.V. [A-1+, P-1]                                    1.050 - 1.070   10/02/03 - 12/16/03        29,000,000

               Banks - Euro - Switzerland - 0.81%
      18,000   Credit Suisse First Boston [A-1, P-1]                            1.045            10/16/03              17,999,726

               Banks - Euro - United Kingdom - 3.97%
      53,000   Barclays Bank plc [A-1+, P-1]                                1.040 - 1.610   10/20/03 - 12/10/03        53,004,731
      23,000   HBOS Treasury Services plc [A-1+, P-1]                       1.120 - 1.370   01/29/04 - 02/10/04        23,006,659
      12,000   Lloyds TSB Bank plc [A-1+, P-1]                                  1.400            08/05/04              12,000,508
                                                                                                                       88,011,898

               Banks - Yankee - Australia - 0.47%
      10,500   Australia & New Zealand Banking Group [A-1+, P-1]                1.060            10/31/03              10,500,085

               Banks - Yankee - Canada - 3.30%
      26,000   Canadian Imperial Bank of Commerce [A-1, P-1]                    1.240            05/17/04              26,007,957
      22,000   Canadian Imperial Bank of Commerce* [A-1, P-1]                   1.045            10/01/03              22,000,000
      25,000   Toronto Dominion Bank NY [A-1, P-1]                          1.050 - 1.380   01/22/04 - 08/27/04        24,993,202
                                                                                                                       73,001,159

               Banks - Yankee - France - 0.69%
      15,250   Societe Generale [A-1+, P-1]                                     1.300            04/15/04              15,259,533

The accompanying notes are an integral part of the financial statements.

PRINCIPAL                                                                     INTEREST/
AMOUNT                                                                        DISCOUNT           MATURITY
(000'S)                                                                        RATE(S)            DATE(S)              VALUE
               CERTIFICATES OF DEPOSIT (continued)

               Banks - Yankee - Germany - 5.13%
$     11,000   Bayerische Landesbank Girozentrale [A-1+, P-1]                   1.495%           11/18/03         $    11,000,000
      29,000   Bayerische Landesbank Girozentrale* [A-1+, P-1]                  1.080            10/27/03              28,999,942
      25,000   Norddeutsche Landesbank Girozentrale [A-1+, P-1]             1.170 - 1.270   11/14/03 - 08/20/04        24,991,380
      28,000   Westdeutsche Landesbank Girozentrale [A-1+, P-1]             1.070 - 1.320   12/17/03 - 04/15/04        28,015,108
      20,500   Westdeutsche Landesbank Girozentrale* [A-1+, P-1]                1.055            10/01/03              20,500,000
                                                                                                                      113,506,430

               Banks - Yankee - Netherlands - 0.45%
      10,000   Rabobank Nederland N.V. [A-1+, P-1]                              1.370            08/27/04               9,999,972

               Banks - Yankee - Sweden - 2.23%
      49,385   Svenska Handelsbanken [A-1, P-1]                             1.060 - 1.250   10/15/03 - 04/07/04        49,393,982

               Banks - Yankee - Switzerland - 0.75%
      16,500   UBS A.G. [A-1+, P-1]                                             1.315            08/03/04              16,500,000

               Banks - Yankee - United Kingdom - 1.67%
      16,000   Abbey National Treasury Service* [A-1+, P-1]                     1.050            10/01/03              15,999,988
       5,000   Barclays Bank plc [A-1+, P-1]                                    1.090            12/15/03               5,000,042
      16,000   Royal Bank of Scotland plc [A-1+, P-1]                           1.070            12/17/03              16,000,000
                                                                                                                       37,000,030

               Total Certificates of Deposit
               (cost - $644,193,773)                                                                                  644,193,773

               COMMERCIAL PAPER - 20.33%

               Banks - Yankee - United Kingdom - 1.20%
      26,486   HBOS Treasury Services plc [A-1+, P-1]                       1.051 - 1.061   10/06/03 - 11/10/03        26,476,837

               Commercial Finance - 2.75%
      13,000   General Electric Capital Corp. [A-1+, P-1]                       1.104            12/02/03              12,975,372
      18,000   Toyota Motor Credit Corp. [A-1+, P-1]                            1.041            10/15/03              17,992,720
      30,000   UBS Finance LLC [A-1+, P-1]                                      1.110            10/01/03              30,000,000
                                                                                                                       60,968,092

               Corporate Loan Conduit - 1.44%
      32,000   Greyhawk Funding LLC [A-1+, P-1]                             1.071 - 1.082   10/07/03 - 10/30/03        31,980,874

The accompanying notes are an integral part of the financial statements.

PRINCIPAL                                                                     INTEREST/
AMOUNT                                                                        DISCOUNT           MATURITY
(000'S)                                                                        RATE(S)            DATE(S)              VALUE
               COMMERCIAL PAPER (continued)

               Diversified Receivables Conduit - 11.09%
$     10,000   Alpine Securitization Corp. [A-1, P-1]                           1.071%           10/24/03         $     9,993,164
      11,000   Blue Ridge Asset Corp. [A-1, P-1]                                1.061            10/24/03              10,992,551
      36,500   Eureka Securitization [A-1+, P-1]                            1.082 - 1.091   10/14/03 - 11/10/03        36,465,237
       5,000   Govco, Inc. [A-1+, P-1]                                          1.082            11/07/03               4,994,450
      44,000   Liberty Street Funding [A-1, P-1]                            1.033 - 1.092   10/09/03 - 11/25/03        43,960,328
      24,000   Mont Blanc Capital Corp. [A-1+, P-1]                             1.081            11/07/03              23,973,442
      14,404   Old Line Funding Corp. [A-1+, P-1]                               1.081       10/01/03 - 11/07/03        14,390,680
      30,000   Park Avenue Receivables Corp. [A-1, P-1]                     1.061 - 1.081   10/28/03 - 10/29/03        29,975,205
      24,200   Preferred Receivables Funding [A-1, P-1]                         1.081       10/20/03 - 10/29/03        24,182,966
      39,710   Sheffield Receivables Corp. [A-1+, P-1]                      1.061 - 1.100   10/03/03 - 10/29/03        39,689,117
       7,000   Windmill Funding Corp. [A-1+, P-1]                               1.071            10/02/03               6,999,792
                                                                                                                      245,616,932

               Drugs - 0.99%
      22,000   Pfizer Inc. [A-1+, P-1]                                      0.914 - 1.030   10/16/03 - 12/09/03        21,974,778

               Investment Structure - 0.86%
      19,000   Sigma Finance, Inc. [A-1+, P-1]                              1.073 - 1.083   10/24/03 - 10/29/03        18,985,760

               Office Automation Equipment - 1.01%
      22,246   Pitney Bowes, Inc. [A-1+, P-1]                                   1.080            10/01/03              22,246,000

               Security Brokers & Dealers - 0.99%
      10,000   Credit Suisse First Boston [A-1, P-1]                            1.051            10/06/03               9,998,542
      12,000   Morgan Stanley* [A-1, P-1]                                       1.140            10/01/03              12,000,000
                                                                                                                       21,998,542
               Total Commercial Paper
               (cost - $450,247,815)                                                                                  450,247,815

               CORPORATE OBLIGATIONS - 10.54%

               Banks - Domestic  4.15%
      16,500   Bank One N.A.* [A-1, P-1]                                        1.366            12/08/03              16,517,987
      12,000   First Union National Bank* [A-1, P-1]                            1.380            12/16/03              12,016,651
       8,500   First USA Bank* [A-1, P-1]                                       1.360            11/06/03               8,519,464
       8,250   Southtrust Bank N.A.* [A-1, P-1]                                 1.210            11/24/03               8,257,462
      24,500   US Bank N.A.* [A-1, P-1]                                     1.170 - 1.260   10/14/03 - 10/21/03        24,517,123
      22,000   Wells Fargo Bank N.A.* [A-1+, P-1]                               1.040            10/01/03              22,000,000
                                                                                                                       91,828,687

The accompanying notes are an integral part of the financial statements.

PRINCIPAL                                                                     INTEREST/
AMOUNT                                                                        DISCOUNT           MATURITY
(000'S)                                                                        RATE(S)            DATE(S)              VALUE
               CORPORATE OBLIGATIONS (continued)

               Commercial Finance - 0.63%
$     14,000   General Electric Capital Corp.* [A-1+, P-1]                      1.150%           10/17/03         $    14,000,000

               Insurance - 2.71%
      20,000   General Electric Capital Assurance Co.* (1) [A-1+, P-1]          1.200            10/06/03              20,000,000
      40,000   Travelers Insurance Co.* (1) [A-1+, P-1]                     1.180 - 1.190        10/28/03              40,000,000
                                                                                                                       60,000,000

               Investment Structure - 1.13%
       8,000   Sigma Finance, Inc., MTN (1) [A-1+, P-1]                         1.260            03/18/04               8,002,717
      17,000   Sigma Finance, Inc.* (1) [A-1+, P-1]                             1.074            10/01/03              16,998,091
                                                                                                                       25,000,808

               Security Brokers & Dealers - 1.92%
      20,000   Goldman Sachs Group, Inc. (The)* (1) [A-1, P-1]                  1.190            10/01/03              20,000,000
      22,500   Merrill Lynch & Co., Inc.* [A-1, P-1]                        1.299 - 1.380   10/02/03 - 10/28/03        22,524,730
                                                                                                                       42,524,730

               Total Corporate Obligations
               (cost - $233,354,225)                                                                                  233,354,225

SHARES
               INVESTMENT COMPANIES - 0.06%
     511,705   American AAdvantage Money Market Select Fund** [AAAm/Aaa]        0.990                -                    511,705
     211,478   Federated Prime Cash Obligations Fund - Institutional
               Class** [AAAm/Aaa]                                               0.980                -                    211,478
         582   Federated Trust Prime Obligations Fund** [AAAm/Aaa]              0.970                -                        582
     213,188   One Group Prime Money Market - Institutional
               Class** [AAAm/Aaa]                                               0.990                -                    213,188
     508,552   Reserve Primary Fund** [AAAm/Aaa]                                1.010                -                    508,552
               Total Investment Companies
               (cost - $1,445,505)                                                                                      1,445,505

PRINCIPAL
AMOUNT
(000'S)
               REPURCHASE AGREEMENTS*** - 32.25%
$    236,260   Bank of America LLC [A-1+, P-1]                                  1.120            10/01/03             236,260,000
     235,000   UBS Warburg [A-1+, F-1+]                                     1.050 - 1.110        10/01/03             235,000,000
     243,000   Wachovia Securities Inc. [A-1, P-1]                              1.100            10/01/03             243,000,000

               Total Repurchase Agreements
               (cost - $714,260,000)                                                                                  714,260,000

The accompanying notes are an integral part of the financial statements.

PRINCIPAL                                                                     INTEREST/
AMOUNT                                                                        DISCOUNT           MATURITY
(000'S)                                                                        RATE(S)            DATE(S)              VALUE
               TIME DEPOSITS - 3.84%
$     50,000   Bank One N.A. [A-1, P-1]                                         1.060            10/01/03         $    50,000,000
      35,000   Societe Generale [A-1+, P-1]                                     1.094            10/01/03              35,000,000

               Total Time Deposits
               (cost - $85,000,000)                                                                                    85,000,000

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.84%
               Fannie Mae - 2.91%
      64,500   Unsecured Notes                                              1.080 - 4.750   11/14/03 - 08/30/04        64,547,956

               Federal Home Loan Bank - 0.59%
      13,000   Unsecured Bonds                                                  1.200            08/20/04              13,000,000

               Freddie Mac - 0.34%
       7,575   Unsecured Notes, MTN                                             1.500            09/24/04               7,569,799

               Total U.S. Government Agency Obligations
               (cost - $85,117,755)                                                                                    85,117,755

               Total Investments - 99.95%
               (cost - $2,213,619,073)****                                                                          2,213,619,073

               Other assets in excess of liabilities - 0.05%                                                            1,016,345

               Net Assets - 100.00%                                                                               $ 2,214,635,418

MTN Medium Term Note.
(1) SEC Rule 144A security. Such securities are traded only among qualified institutional buyers.
* Variable Rate Obligations - The rate shown is the rate as of September 30, 2003 and the maturity date as shown is the date the interest rate resets.
** Money market fund; interest rate reflects SEC seven-day yield at September 30, 2003.
*** See notes to financial statements for description of underlying collateral. **** The cost of investments for federal income tax purposes is substantially the same for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.

THE BEAR STEARNS FUNDS

Prime Money Market Portfolio

Statement of Assets & Liabilities

SEPTEMBER 30, 2003 (unaudited)

Assets
Investments, at amortized cost which approximates market value
(identified and tax cost - $2,213,619,073)                                                   $   2,213,619,073
Interest receivable                                                                                  2,912,021
Prepaid expenses                                                                                        60,598
Total assets                                                                                     2,216,591,692

Liabilities
Dividends payable                                                                                    1,569,402
Advisory fee payable                                                                                   193,215
Administration fee payable                                                                              87,489
Custodian fee payable                                                                                   22,121
Accrued expenses                                                                                        84,047
Total liabilities                                                                                    1,956,274

Net Assets
Capital stock, $0.001 par value (unlimited shares of beneficial interest authorized)                 2,214,666
Paid-in capital                                                                                  2,212,451,667
Accumulated net realized loss from investments                                                         (30,915)
Net assets                                                                                   $   2,214,635,418

ClassY
Net Assets                                                                                   $   2,214,635,418
Shares of beneficial interest outstanding                                                        2,214,666,333
Net asset value, offering and redemption price per share                                     $            1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (unaudited)

Investment Income
Interest                                                                                     $      13,982,387

Expenses
Advisory fees                                                                                        2,296,172
Administration fees                                                                                    574,032
Accounting fees                                                                                        180,074
Custodian fees and expenses                                                                            123,475
Legal and auditing fees                                                                                 42,135
Federal and state registration fees                                                                     23,619
Transfer agent fees and expenses                                                                        20,814
Reports and notices to shareholders                                                                      9,000
Trustees' fees and expenses                                                                              8,827
Insurance expenses                                                                                       4,489
Other                                                                                                   26,409
Total expenses before waivers                                                                        3,309,046
Less: waivers                                                                                       (1,007,700)
Total expenses after waivers                                                                         2,301,346
Net investment income                                                                               11,681,041

Net realized gain on investments                                                                           367
Net increase in net assets resulting from operations                                         $      11,681,408

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED          FOR THE
                                                                                SEPTEMBER 30, 2003    FISCAL YEAR ENDED
                                                                                    (UNAUDITED)         MARCH 31, 2003
Increase in net assets from Operations
Net investment income                                                            $     11,681,041      $     38,051,689
Net realized gain on investments                                                              367                 4,464
Net increase in net assets resulting from operations                                   11,681,408            38,056,153

Dividends to shareholders from
Net investment income                                                                 (11,681,041)          (38,051,689)

Shares of beneficial interest*
Net proceeds from the sale of shares                                                3,693,021,135         8,240,980,188
Cost of shares repurchased                                                         (3,909,875,243)       (8,491,253,839)
Shares issued in reinvestment of dividends                                              9,920,914            34,116,859
Net decrease in net assets derived from shares of beneficial
interest transactions                                                                (206,933,194)         (216,156,792)

Total decrease in net assets                                                         (206,932,827)         (216,152,328)

Net Assets
Beginning of period                                                                 2,421,568,245         2,637,720,573

End of period                                                                    $  2,214,635,418      $  2,421,568,245

* Share transactions at net asset value of $1.00 per share.

The accompanying notes are an integral part of the financial statements.

THE BEAR STEARNS FUNDS

Prime Money Market Portfolio

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.

                                                FOR THE
                                              SIX MONTHS
                                                 ENDED
                                             SEPTEMBER 30,
                                                  2003                         FOR THE FISCAL YEARS ENDED MARCH 31,
                                              (UNAUDITED)          2003          2002          2001          2000         1999
Per Share Operating Performance
Net asset value, beginning of period          $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
Net investment income(1)                           0.0051           0.0158        0.0308        0.0622        0.0526        0.0524
Net increase in net assets resulting
from operations                                    0.0051           0.0158        0.0308        0.0622        0.0526        0.0524
Dividends to shareholders from net
investment income                                 (0.0051)         (0.0158)      (0.0308)      (0.0622)      (0.0526)      (0.0524)

Net asset value, end of period                $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
Total investment return(2)                           0.51%            1.59%         3.13%         6.40%         5.39%         5.37%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)     $ 2,214,635      $ 2,421,568   $ 2,637,721   $ 1,963,646   $   913,907   $   386,201
Ratio of expenses to average net assets(1)           0.20%(3)         0.20%         0.20%         0.20%         0.20%         0.20%
Ratio of net investment income to average
net assets(1)                                        1.02%(3)         1.57%         2.95%         6.15%         5.36%         5.24%
Increase/(decrease) reflected in above
expense and net investment income ratios
due to waivers and related reimbursements            0.09%(3)         0.09%         0.10%         0.13%         0.17%         0.25%

(1) Reflects waivers and related reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends. Total investment return is not annualized.
(3) Annualized.

The accompanying notes are an integral part of the financial statements.

THE BEAR STEARNS FUNDS

Prime Money Market Portfolio

Notes to Financial Statements - (unaudited)

Organization and Significant Accounting Policies

The Bear Stearns Funds (the "Fund") was organized as a Massachusetts business trust on September 29, 1994, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund currently consists of ten separate portfolios: six diversified portfolios, Prime Money Market Portfolio (the "Portfolio"), Intrinsic Value Portfolio, Small Cap Value Portfolio, International Equity Portfolio, High Yield Total Return Portfolio and Income Portfolio, and four non-diversified portfo-lios, The Insiders Select Fund, Alpha Growth Portfolio, S&P STARS Portfolio and S&P STARS Opportunities Portfolio. As of the date hereof, the Portfolio offers one class of shares, which has been designated as Class Y shares. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio.

Management Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PortfolioValuation - Portfolio securities are valued under the amortized cost method, which approximates current market value. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuations are performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income - Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses from securities transactions are calculated on the identified cost basis for both financial reporting and income tax purposes. Interest income and expenses are recorded on the accrual basis.

U.S. Federal Tax Status - The Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Portfolio intends not to be subject to a U.S. federal excise tax.

At March 31, 2003, the Portfolio had capital loss carryforwards available as a reduction, to the extent provided in regulations, of any future net capital gains realized before the end of fiscal year 2009. To the extent that the capital loss carryforward is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. The Portfolio had capital loss carryforwards at March 31, 2003 as follows:

GROSS CAPITAL LOSS              AMOUNTS EXPIRING IN
   CARRYFORWARD            2007         2008        2009
$  31,282                $ 29,962     $  1,279     $   41

Dividends and Distributions - Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually if not offset by capital loss carryforwards. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

Repurchase Agreements - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with the custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Transactions with Affiliates and Related Parties

For the six months ended September 30, 2003, Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., served as investment adviser pursuant to an Investment Advisory Agreement with the Portfolio. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.20% of the Portfolio's average daily net assets.

For the six months ended September 30, 2003, Bear Stearns Funds Management Inc. ("BSFM" or the "Administrator") served as administrator to the Portfolio pursuant to an Administration Agreement. The Administrator is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.05% of the Portfolio's average daily net assets.

For the six months ended September 30, 2003, the Adviser has undertaken to limit the Portfolio's total operating expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to a maximum annual level of no more than 0.20% of its average daily net assets. As necessary, this limitation is effected by waivers by the Adviser of its advisory fees. For the six months ended September 30, 2003, the Adviser waived advisory fees of $1,007,700 in order to maintain the expense limitation.

The Portfolio will not pay BSAM at a later time for any amounts BSAM may waive, nor will the Portfolio reimburse BSAM for any amounts BSAM may assume.

Custodial Trust Company, a wholly owned subsidiary of The Bear Stearns Companies Inc., and an affiliate of BSAM, BSFM and Bear, Stearns & Co. Inc., serves as custodian to the Portfolio.

Shares of Beneficial Interest

The Portfolio currently offers Class Y shares. There is no sales charge or contingent deferred sales charge on Class Y shares, which are offered primarily to institutional investors.

At September 30, 2003, there was an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Portfolio, of which Bear Stearns and its affiliates owned 487,980,741 of Class Y shares or approximately 22% of the shares outstanding.

Collateral for Repurchase Agreements

Listed below is the collateral associated with the repurchase agreements outstanding at September 30, 2003:

                            PRINCIPAL          MATURITY           INTEREST          MARKET           ACCRUED           TOTAL
ISSUER                       AMOUNT              DATES              RATES            VALUE           INTEREST          VALUE
Bank of America LLC
Fannie Mae,
Pass-through Pools       $  121,059,024   07/01/18 - 10/01/33   5.500 - 6.500%   $  124,713,249   $      584,774   $  125,298,023
Freddie Mac,
Pass-through Pools          199,618,344   06/01/32 - 09/01/33   5.000 - 7.000       115,116,150          571,027      115,687,177
                                                                                 $  239,829,399   $    1,155,801   $  240,985,200

UBS Warburg Fannie Mae,
Pass-through Pools       $  283,138,930   11/01/07 - 06/01/33   5.000 - 7.500%   $  191,637,018   $      881,264   $  192,518,282
Freddie Mac,
Pass-through Pools           91,577,118   04/01/17 - 09/01/33   5.000 - 8.250        46,965,146          219,160       47,184,306
                                                                                 $  238,602,164   $    1,100,424   $  239,702,588

Wachovia Securities Inc.
Fannie Mae,
Pass-through Pools       $  256,837,552   04/01/14 - 09/01/33   4.000 - 7.000%   $  199,580,586   $      822,081   $  200,402,667
Freddie Mac,
Pass-through Pools          178,657,354   10/01/08 - 07/01/18   4.000 - 6.500        47,254,470          202,864       47,457,334
                                                                                 $  246,835,056   $    1,024,945   $  247,860,001

Credit Facility

The Fund has entered into a demand promissory note agreement with JPMorgan Chase Bank (the "Bank") to provide an uncommitted credit facility to the Fund (on behalf of the Portfolio). The credit facility bears interest at the greater of:
(i) the rate otherwise in effect for such loan plus 2%, or (ii) that rate of interest from time to time announced by the Bank at its principal office as its prime commercial lending rate plus 2%, with such interest to be payable on demand and upon payment in full of such principal. The Portfolio, as a fundamental policy, is permitted to borrow in an amount up to 33 1/3% of its total assets.

Loans are payable on demand or upon termination of this credit facility or; for money market loans, on the last day of the interest period and, in any event, not later than 14 days from the date the loan is advanced. The Portfolio had no amounts outstanding under the credit facility at or for the six months ended September 30, 2003.

Subsequent Event

On November 18, 2003, BSAM and The Dreyfus Corporation (with its relevant affiliates, "Dreyfus") announced a strategic arrangement in which Portfolios of the Fund will merge with new or existing Dreyfus funds that have the same or similar investment objectives (the "Transaction"). If shareholders of the Portfolios approve these mergers, those shareholders will receive shares of the corresponding Dreyfus funds having the same value as their Portfolio shares.

The Transaction has received the approvals of the Board of Trustees of the Fund and the Boards of the relevant Dreyfus funds (other than the Board of the Dreyfus fund corresponding to the Income Portfolio). The Transaction is subject to shareholder approval and is expected to close by the end of the second quarter of 2004.The Board of the Dreyfus fund corresponding to the Income Portfolio is expected to consider the relevant merger in the near future.

The Portfolio would reorganize into Bear Stearns Prime Money Market Fund, a newly formed series of Dreyfus Premier Manager Funds I, a newly formed investment company. Upon the closing of the reorganization, Dreyfus will serve as the sole investment adviser to the Dreyfus fund.

The Bear Stearns Funds

383 Madison Avenue, New York, NY 10179 1.800.766.4111

Michael Minikes         Chairman of the Board and Trustee
Barry Sommers           President
John S. Levy            Trustee
M.B. Oglesby, Jr.       Trustee
Robert E. Richardson    Trustee
Stephen A. Bornstein    Vice President and Secretary
Frank J. Maresca        Vice President and Treasurer
Vincent L. Pereira      Assistant Treasurer

Investment Adviser
Bear Stearns Asset Management Inc.
383 Madison Avenue
New York, NY 10179

Administrator
Bear Stearns Funds Management Inc.
383 Madison Avenue
New York, NY 10179

Custodian
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Counsel
Kramer Levin
Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022

Distributor
Bear, Stearns & Co. Inc.
383 Madison Avenue
New York, NY 10179

Transfer and Dividend Disbursement Agent PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

The financial information included herein is taken from the records of the Portfolio without examination by independent auditors who do not express an opinion thereof.

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless it is preceded or accompanied by a current prospectus which includes details regarding the Portfolio's objectives, policies, and other information. Total investment return is based on historical results and is not intended to indicate future performance.

Prime Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Prime Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     Form N-CSR disclosure requirement is not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Form N-CSR disclosure requirement is not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

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        (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

        (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Form N-CSR disclosure requirement is not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Form N-CSR disclosure requirement is not yet effective with respect to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Form N-CSR disclosure requirement is not applicable to semi-annual reports.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (i) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (ii) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE -

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

        (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Bear Stearns Funds
            ------------------------------------------------------------------

By (Signature and Title)*   /s/ Frank J. Maresca
                         -----------------------------------------------------
                         Name:  Frank J. Maresca
                         Title: Vice President and Treasurer
                         Date:  December 8, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Frank J. Maresca
                         -----------------------------------------------------
                         Name:  Frank J. Maresca
                         Title: Vice President and Treasurer
                         Date:  December 8, 2003

By (Signature and Title)*   /s/ Barry Sommers
                         -------------------------------------------------------
                         Name:  Barry Sommers
                         Title: President
                         Date:  December 8, 2003


* Print the name and title of each signing officer under his or her signature.